      As filed with the Securities and Exchange Commission on November 20, 2006.
                                                      Registration No. 333-71074
                                                                        811-4113

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 12

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H
(formerly, The Manufacturers Life Insurance Company (U.S.A.) Separate Account H)
                           (Exact name of Registrant)

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
          (formerly, The Manufacturers Life Insurance Company (U.S.A.))
                               (Name of Depositor)

                               601 Congress Street
                         Boston, Massachusetts 02210-205
              (Address of Depositor's Principal Executive Offices)

                                 (617) 663-3000
               (Depositor's Telephone Number Including Area Code)

                           ARNOLD R. BERGMAN, ESQUIRE
                  John Hancock Life Insurance Company (U.S.A.)
                               601 Congress Street
                                Boston, MA 02210
                     (Name and Address of Agent for Service)

                                    Copy to:
                             JOHN W. BLOUCH, ESQUIRE
                               Dykema Gossett PLLC
                                 Suite 300 West
                                1300 I Street, NS
                            Washington, DC 20005-3306

Title of Securities Being Registered: Variable Annuity Insurance Contracts

It is proposed that this filing will become effective:

     immediately upon filing pursuant to paragraph (b) of Rule 485
---

     on _________ pursuant to paragraph (b) of Rule 485
---

     60 days after filing pursuant to paragraph (a)(1) of Rule 485
---

 X   on February 12, 2007 pursuant to paragraph (a)(1) of Rule 485
---

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H

                  CROSS REFERENCE TO ITEMS REQUIRED BY FORM N-4

N-4 Item                      Caption in Prospectus
Part A

1..........................   Cover Page

2..........................   Glossary of Special Terms

3..........................   Overview, Fee Tables, Examples

4..........................   Appendix U: Accumulation Unit Value Tables

5..........................   General Information about Us, The Separate
                              Accounts and The Funds

6..........................   Charges and Deductions; Withdrawal Charges;
                              Administration Fees; Mortality and Expense Risks
                              Charge; Taxes; Appendix A - Examples of
                              Calculation of Withdrawal Charge

7..........................   Accumulation Period Provisions; Our Approval;
                              Purchase Payments; Accumulation Units; Net
                              Investment Factor; Transfers Among Investment
                              Options; Special Transfer Services - Dollar Cost
                              Averaging; Special Transfer Services - Asset
                              Rebalancing Program; Withdrawals; Special
                              Withdrawal Services - Income Plan; Contract Owner
                              Inquiries; Other Contract Provisions; Ownership;
                              Beneficiary; Modification;

8..........................   Pay-out Period Provisions; General; Annuity
                              Options; Determination of Amount of the First
                              Variable Annuity Payments; Annuity Units and the
                              Determination of Subsequent Variable Annuity
                              Payments; Transfers During Pay-out Period

9..........................   Accumulation Provisions; Death Benefit During
                              Accumulation Period; Annuity Options; Death
                              Benefit During Pay-out Period

10.........................   Accumulation Period Provisions; Purchase Payments;
                              Accumulation Units; Value of Accumulation Units;
                              Net Investment Factor; Distribution of Contracts

11.........................   Accumulation Period Provisions; Purchase Payments;
                              Other Contract Provisions; Right to Review
                              Contract

12.........................   Federal Tax Matters; Introduction; Our Tax Status;
                              Special Considerations for Optional Benefits,
                              Non-Qualified Contracts, Qualified Contracts

13.........................   Not Applicable

14.........................   Statement of Additional Information - Table of
                              Contents

Part B.....................   Caption in Statement of Additional Information

15.........................   Cover Page

16.........................   Table of Contents

17.........................   General Information and History.

18.........................   Services-Independent Auditors, Services-Servicing
                              Agent

19.........................   Not Applicable

20.........................   Services - Principal Underwriter

21.........................   Performance Data

22.........................   Not Applicable

23.........................   Financial Statements

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

                                    VERSION A
                        (Venture Vision Variable Annuity)
                          (currently issued contracts)

                             (JOHN HANCOCK(R) LOGO)
                             JOHN HANCOCK ANNUITIES


                                               Prospectus dated __________, 2007



                         Venture Vision Variable Annuity



This Prospectus describes interests in VENTURE VISION flexible Purchase Payment deferred combination fixed and variable annuity contracts (singly, a "Contract" and collectively, the "Contracts") issued by JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) ("John Hancock USA") in all jurisdictions except New York, or by JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK ("John Hancock New York") in New York. Unless otherwise specified, "we," "us," "our," or a "Company" refers to the applicable issuing Company of a Contract. You, the Contract Owner, should refer to the first page of your Venture Vision variable annuity Contract for the name of your issuing Company.



VARIABLE INVESTMENT OPTIONS. You may allocate Contract Values or additional Purchase Payments, to the extent permitted under your Contract, in Variable Investment Options. If you do, we will measure your Contract Value (other than value allocated to a Fixed Investment Option) and Variable Annuity benefit payments according to the investment performance of applicable Sub-Accounts of JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H or, in the case of John Hancock New York, applicable Sub-Accounts of JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A (singly, a "Separate Account" and collectively, the "Separate Accounts"). Each Sub-Account invests in one of the following Funds of John Hancock Trust that corresponds to a Variable Investment Option that we make available on the date of this Prospectus. We show the Fund's manager (i.e. subadviser) in bold above the name of the Fund:



CAPITAL GUARDIAN TRUST COMPANY
   Income & Value Trust
   U.S. Large Cap Trust

CAPITAL RESEARCH AND MANAGEMENT COMPANY
   American Bond Trust
   American Growth Trust
   American Growth-Income Trust
   American International Trust

DAVIS SELECTED ADVISERS, L.P.
   Financial Services Trust
   Fundamental Value Trust

DEUTSCHE ASSET MANAGEMENT, INC.
   Real Estate Securities Trust

GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC
   International Core Trust

JENNISON ASSOCIATES LLC
   Capital Appreciation Trust

LEGG MASON CAPITAL MANAGEMENT, INC.
   Core Equity Trust

MARSICO CAPITAL MANAGEMENT, LLC
   International Opportunities Trust

MFC GLOBAL INVESTMENT MANAGEMENT (U.S.A.) LIMITED
   Index Allocation Trust
   Lifestyle Aggressive Trust
   Lifestyle Balanced Trust
   Lifestyle Conservative Trust
   Lifestyle Growth Trust
   Lifestyle Moderate Trust
   Mid Cap Index Trust
   Money Market Trust
   Pacific Rim Trust

MUNDER CAPITAL MANAGEMENT
   Small Cap Opportunities Trust

PACIFIC INVESTMENT MANAGEMENT COMPANY LLC
   Global Bond Trust
   Total Return Trust

PZENA INVESTMENT MANAGEMENT, LLC
   Classic Value Trust

RCM CAPITAL MANAGEMENT LLC
T. ROWE PRICE ASSOCIATES, INC.
   Science & Technology Trust(1)

T. ROWE PRICE ASSOCIATES, INC.
   Blue Chip Growth Trust
   Equity-Income Trust
   Health Sciences Trust
   Small Company Value Trust

TEMPLETON INVESTMENT COUNSEL, LLC
   International Small Cap Trust
   International Value Trust

UBS GLOBAL ASSET MANAGEMENT (AMERICAS) INC.
   Global Allocation Trust

VAN KAMPEN
   Value Trust

WELLINGTON MANAGEMENT COMPANY, LLP
   Investment Quality Bond Trust
   Mid Cap Stock Trust
   Natural Resources Trust
   Small Cap Growth Trust
   Small Cap Value Trust

WESTERN ASSET MANAGEMENT COMPANY
   High Yield Trust
   Strategic Bond Trust
   U.S. Government Securities
   Trust



(1) The Science & Technology Trust is subadvised by T. Rowe Price Associates, Inc. and RCM Capital Management LLC.



CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR INSURED, GUARANTEED OR ENDORSED BY, ANY BANK, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. IT CONTAINS INFORMATION ABOUT THE SEPARATE ACCOUNTS AND THE VARIABLE INVESTMENT OPTIONS THAT YOU SHOULD KNOW BEFORE INVESTING. THE CONTRACTS HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ("SEC"). NEITHER THE SEC NOR ANY STATE HAS DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


          JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

    ANNUITIES SERVICE CENTER                MAILING ADDRESS
       601 Congress Street               Post Office Box 55230
Boston, Massachusetts 02210-2805   Boston, Massachusetts 02205-5230
(617) 663-3000 or (800) 344-1029     www.johnhancockannuities.com

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

    ANNUITIES SERVICE CENTER                MAILING ADDRESS
       601 Congress Street               Post Office Box 55013
Boston, Massachusetts 02210-2805   Boston, Massachusetts 02205-5013
(877) 391-3748 or (800) 551-2078      www.johnhancocknewyork.com

                                Table of Contents


GLOSSARY OF SPECIAL TERMS .................................................    1
OVERVIEW ..................................................................    3
FEE TABLES ................................................................    8
   EXAMPLES ...............................................................    9
GENERAL INFORMATION  ABOUT US, THE SEPARATE ACCOUNTS AND THE FUNDS ........   11
   THE COMPANIES ..........................................................   11
   THE SEPARATE ACCOUNTS ..................................................   12
   THE FUNDS ..............................................................   12
   VOTING INTEREST ........................................................   17
DESCRIPTION OF THE CONTRACT ...............................................   18
   ELIGIBLE PLANS .........................................................   18
   ACCUMULATION PERIOD PROVISIONS .........................................   18
      Purchase Payments ...................................................   18
      Accumulation Units ..................................................   18
      Value of Accumulation Units .........................................   19
      Net Investment Factor ...............................................   19
      Transfers Among Investment Options ..................................   19
      Maximum Number of Investment Options ................................   20
      Telephone and Electronic Transactions ...............................   20
      Special Transfer Services-Dollar Cost Averaging .....................   21
      Special Transfer Services-Asset Rebalancing Program .................   21
      Withdrawals .........................................................   22
      Special Withdrawal Services-The Income Plan .........................   22
      Death Benefit During Accumulation Period ............................   22
   PAY-OUT PERIOD PROVISIONS ..............................................   24
      General .............................................................   24
      Annuity Options .....................................................   24
      Determination of Amount of the First Variable Annuity Benefit
         Payment ..........................................................   25
      Annuity Units and the Determination of Subsequent Variable Annuity
         Benefit Payments .................................................   26
      Transfers During Pay-out Period .....................................   26
      Death Benefit During Pay-out Period .................................   26
   OTHER CONTRACT PROVISIONS ..............................................   26
      Right to Review .....................................................   26
      Ownership ...........................................................   27
      Annuitant ...........................................................   27
      Beneficiary .........................................................   27
      Modification ........................................................   27
      Our Approval ........................................................   28
      Misstatement and Proof of Age, Sex or Survival ......................   28
   FIXED INVESTMENT OPTIONS ...............................................   28
OPTIONAL BENEFITS .........................................................   30
   PRINCIPAL PLUS FOR LIFE ................................................   30
      Definitions .........................................................   30
      Overview ............................................................   30
      Effect of Withdrawals ...............................................   31
      Bonus Qualification and Effect ......................................   32
      Step-up of Guaranteed Withdrawal Balance, Guaranteed Withdrawal
         Amount and Lifetime Income Amount ................................   32
      Additional Purchase Payments ........................................   32
      Investment Options ..................................................   33
      Life Expectancy Distributions .......................................   34
      Settlement Phase ....................................................   35
      Principal Plus for Life Fee .........................................   36
      Examples ............................................................   37
   PRINCIPAL PLUS FOR LIFE PLUS AUTOMATIC ANNUAL STEP-UP RIDER ............   37
      Overview ............................................................   37
      Annual Step-up Features .............................................   37
      Examples ............................................................   38
   PRINCIPAL PLUS FOR LIFE PLUS SPOUSAL PROTECTION RIDER (NOT AVAILABLE
      IN NEW YORK) ........................................................   38
      Overview ............................................................   38
      Spousal Features ....................................................   38
      Examples ............................................................   41
   ANNUAL STEP DEATH BENEFIT ..............................................   42
      Termination of the Optional Annual Step Death Benefit ...............   42
      Annual Step Death Benefit Fee .......................................   42
      Qualified Plans .....................................................   42
CHARGES AND DEDUCTIONS ....................................................   43
   ASSET-BASED CHARGES ....................................................   43
      Daily Administration Fee ............................................   43
      Distribution Fee ....................................................   43
      Mortality and Expense Risks Fee .....................................   43
   REDUCTION OR ELIMINATION OF CHARGES AND DEDUCTIONS .....................   43
   PREMIUM TAXES ..........................................................   44
FEDERAL TAX MATTERS .......................................................   45
   INTRODUCTION ...........................................................   45
   OUR TAX STATUS .........................................................   45
   SPECIAL CONSIDERATIONS FOR OPTIONAL BENEFITS ...........................   45
   NON-QUALIFIED CONTRACTS ................................................   45
      Undistributed Gains .................................................   45
      Taxation of Annuity Payments ........................................   46
      Surrenders, Withdrawals and Death Benefits ..........................   46
      Taxation of Death Benefit Proceeds ..................................   46
      Penalty Tax on Premature Distributions ..............................   47
      Puerto Rico Non-Qualified Contracts .................................   47
      Diversification Requirements ........................................   47
   QUALIFIED CONTRACTS ....................................................   48
      Penalty Tax on Premature Distributions ..............................   48
      Tax-Free Rollovers ..................................................   49
      Loans ...............................................................   49
      Puerto Rico Contracts Issued to Fund Retirement Plans ...............   50
   SEE YOUR OWN TAX ADVISER ...............................................   50
GENERAL MATTERS ...........................................................   51
   ASSET ALLOCATION SERVICES ..............................................   51
   RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM ...............   51
   DISTRIBUTION OF CONTRACTS ..............................................   51
      Standard Compensation ...............................................   51
      Additional Compensation and Revenue Sharing .........................   52
      Differential Compensation ...........................................   52
   REINSURANCE ARRANGEMENTS ...............................................   52
APPENDIX A: EXAMPLES OF PRINCIPAL PLUS FOR LIFE RIDERS ....................    1
APPENDIX B: QUALIFIED PLAN TYPES ..........................................    1

We provide additional information about the Contracts and the Separate Accounts in Statements of Additional Information, dated the same date as this Prospectus, which we filed with the SEC and incorporate herein by reference. You may obtain the Statement of Additional Information applicable to your Contract without charge by contacting us at the Annuities Service Center shown on the first page of this Prospectus. The SEC also maintains a Web site (http://www.sec.gov) that contains the Statements of Additional Information and other information about us, the Contracts and the Separate Accounts. We list the Table of Contents of the Statements of Additional Information below.


JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
Statement of Additional Information
Table of Contents


General Information and History ..........................................   3
Accumulation Unit Value Tables ...........................................   3
Services .................................................................   3
   Independent Registered Public Accountants .............................   3
   Servicing Agent .......................................................   3
   Principal Underwriter .................................................   3
   Special Compensation and Reimbursement Arrangements ...................   4
Appendix A: Audited Financial Statements .................................   A-1


JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A Statement of Additional Information
Table of Contents


General Information and History ..........................................   3
Accumulation Unit Value Tables ...........................................   3
Services .................................................................   3
   Independent Registered Public Accountants .............................   3
   Servicing Agent .......................................................   3
   Principal Underwriter .................................................   3
   Special Compensation and Reimbursement Arrangements ...................   4
Appendix A: Audited Financial Statements .................................   A-1

                            Glossary of Special Terms

The following terms as used in this Prospectus have the indicated meanings. We also define other terms in specific sections of this Prospectus.

ACCUMULATION PERIOD: The period between the issue date of the Contract and its Maturity Date.


ANNUITANT: Any natural person or persons to whom annuity benefit payments are made and whose life is used to determine the duration of annuity benefit payments involving life contingencies. If the Contract Owner names more than one person as an "Annuitant," the second person named is referred to as "co-Annuitant." The "Annuitant" and "co-Annuitant" are referred to collectively as "Annuitant." The "Annuitant" is as designated on the Contract specification page or in the application, unless changed. The Annuitant becomes the Owner of the Contract during the Pay-out Period.



ANNUITIES SERVICE CENTER: The mailing address of our service office is listed on the first page of this Prospectus. You can send overnight mail to us at 601 Congress St. Boston, MA 02210-2805.


ANNUITY OPTION: The method selected by the Contract Owner (or as specified in the Contract if no selection is made) for annuity benefit payments made by us.

ANNUITY UNIT: A unit of measure that is used after the election of an Annuity Option to calculate Variable Annuity benefit payments.

BENEFICIARY: The person, persons or entity entitled to the death benefit under the Contract upon the death of a Contract Owner or, in certain circumstances, an Annuitant. The Beneficiary is as specified in the application, unless changed.

BUSINESS DAY: Any day on which the New York Stock Exchange is open for business.

CODE: The Internal Revenue Code of 1986, as amended.

COMPANY: John Hancock USA or John Hancock New York.

CONTINGENT BENEFICIARY: The person, persons or entity to become the Beneficiary if the Beneficiary is not alive. The Contingent Beneficiary is as specified in the application, unless changed.


CONTRACT: The variable annuity contract offered by this Prospectus.


CONTRACT ANNIVERSARY: The anniversary of the Contract Date.

CONTRACT DATE: The date of issue of the Contract.

CONTRACT VALUE: The total of the Investment Account values and, if applicable, any amount in the Loan Account attributable to the Contract.

CONTRACT YEAR: The period of twelve consecutive months beginning on the date as of which the Contract is issued, or any anniversary of that date.

DEBT: Any amounts in the Loan Account attributable to the Contract plus any accrued loan interest. The loan provision is applicable to certain Qualified Contracts only.

FIXED ANNUITY: An Annuity Option with payments for a set dollar amount that we guarantee.

FIXED INVESTMENT OPTION: An Investment Option in which a Company guarantees the principal value and the rate of interest credited to the Investment Account for the term of any guarantee period.

FUND: A series of a registered open-end investment management company which corresponds to a Variable Investment Option.

GENERAL ACCOUNT: All of a Company's assets, other than assets in its Separate Account and any other separate accounts it may maintain.

INVESTMENT ACCOUNT: An account we establish for you which represents your interests in an Investment Option during the Accumulation Period.

INVESTMENT OPTIONS: The investment choices available to Contract Owners.

JOHN HANCOCK NEW YORK: John Hancock Life Insurance Company of New York.

JOHN HANCOCK USA: John Hancock Life Insurance Company (U.S.A.).

LOAN ACCOUNT: The portion of our General Account that we use for collateral for a loan under certain Qualified Contracts.

MATURITY DATE: The date on which the Pay-out Period commences and we begin to make annuity benefit payments to the Annuitant. The Maturity Date is the date specified on the Contract specifications page, unless changed.

NON-QUALIFIED CONTRACT: A Contract which is not issued under a Qualified Plan.


OWNER OR CONTRACT OWNER ("YOU"): The person, persons (co-Owner) or entity entitled to all of the ownership rights under the Contract. References in this Prospectus to Contract Owners are typically by use of "you." The Owner has the legal right to make all changes in contractual designations where specifically permitted by the Contract. The Owner is as specified in the application, unless changed. The Annuitant becomes the Owner of the Contract during the Pay-out Period.


PAY-OUT PERIOD: The period when we make annuity benefit payments to you following the Maturity Date.

PROSPECTUS: This Prospectus that describes interests in the Contract.

PURCHASE PAYMENT: An amount you pay to us for the benefits provided by the Contract.

QUALIFIED CONTRACT: A Contract issued under a Qualified Plan.

QUALIFIED PLAN: A retirement plan that receives favorable tax treatment under
Section 401, 403, 408 (IRAs), 408A (Roth IRAs) or 457 of the Code.

RIDER: An optional benefit that you may elect for an additional charge.

SEPARATE ACCOUNT: John Hancock Life Insurance Company (U.S.A.) Separate Account H or John Hancock Life Insurance Company of New York Separate Account A, as applicable. A separate account is a segregated asset account of a company that is not commingled with the general assets and obligations of the company.


SUB-ACCOUNT: A Sub-Account of a Separate Account. Each Sub-Account invests in shares of a specific Fund.


UNPAID LOANS: The unpaid amount (including any accrued interest) of loans a Qualified Contract Owner may have taken from us, using certain Contract Value as collateral.

VARIABLE ANNUITY: An Annuity Option with payments which: (1) are not predetermined or guaranteed as to dollar amount, and (2) vary in relation to the investment experience of one or more specified Sub-Accounts.

VARIABLE INVESTMENT OPTION: An Investment Option corresponding to a Sub-Account of a Separate Account that invests in shares of a specific Fund.

                                    Overview

This overview tells you some key points you should know about the Contract. Because this is an overview, it does not contain all the information that may be important to you. You should read carefully this entire Prospectus, including its Appendices, your Contract and the Statement of Additional Information for more detailed information.


Insurance laws and regulations apply to us in every state in which our Contracts are sold. As a result, various terms and conditions of your Contract may vary from the terms and conditions described in this Prospectus, depending upon where you purchase a Contract. These variations will be reflected in your Contract or in a Rider attached to your Contract.


WHAT KIND OF CONTRACT IS DESCRIBED IN THIS PROSPECTUS?


The Contract is a flexible Purchase Payment deferred combination fixed and variable annuity contract between you and a Company. "Deferred payment" means payments by a Company begin on a future date under the Contract. "Variable" means your investment amounts in the Contract may increase or decrease in value daily based upon your investment choices. The Contract provides for the accumulation of your investment amounts and the payment of annuity benefits on a variable and/or fixed basis.



WHO IS ISSUING MY CONTRACT?



Your Contract provides the name of the Company that issues your Contract. In general, John Hancock USA may issue the Contract in any jurisdiction except New York. John Hancock New York issues the Contract only in New York. Each Company sponsors its own Separate Account.


WHAT ARE SOME BENEFITS OF THE CONTRACT?


The Contract offers tax-deferred treatment of earnings, a death benefit and an optional death benefit, an optional guaranteed minimum withdrawal benefit, and annuity benefit payments.



In most cases, no income tax will have to be paid on your earnings under the Contract until these earnings are paid out. WHEN YOU PURCHASE A CONTRACT FOR ANY TAX-QUALIFIED RETIREMENT PLAN, THE CONTRACT DOES NOT PROVIDE ANY ADDITIONAL TAX DEFERRED TREATMENT OF EARNINGS BEYOND THE TREATMENT PROVIDED BY THE PLAN. CONSEQUENTLY, YOU SHOULD PURCHASE A CONTRACT FOR A QUALIFIED PLAN ONLY ON THE BASIS OF OTHER BENEFITS OFFERED BY THE CONTRACT. THESE BENEFITS MAY INCLUDE LIFETIME INCOME PAYMENTS, PROTECTION THROUGH LIVING AND DEATH BENEFITS, AND GUARANTEED FEES.



We will pay a death benefit to your Beneficiary if you die during the Accumulation Period, which is described in this Prospectus under "Death Benefit During Accumulation Period." For an additional fee, you may elect an optional death benefit called the "Annual Step Death Benefit." The Contract also offers an optional, guaranteed minimum withdrawal benefit called "Principal Plus for Life" for an additional fee. We provide more information about these benefits under the section, "Optional Benefits."


We offer a variety of Fixed Annuity and Variable Annuity payment options. Periodic annuity benefit payments will begin on the Maturity Date. You select the Maturity Date, the frequency of payment and the type of annuity benefit payment option. Annuity benefit payments are made to the Annuitant.

HOW DOES THE CONTRACT WORK?

Under the Contract, you make one or more Purchase Payments to a Company for a period of time, known as the Accumulation Period. Later, beginning on the Contract's Maturity Date, that Company makes one or more annuity benefit payments under the Contract, known as the Pay-out Period. Your Contract Value during the Accumulation Period and the amounts of annuity benefit payments during the Pay-out Period may either be variable or fixed, depending upon your investment choices.

HOW CAN I INVEST MONEY IN THE CONTRACT?


We use the term Purchase Payment to refer to the investments you make in the Contract. The table below shows the required minimum amount for the initial Purchase Payment. The table also shows the required minimum amount for subsequent Purchase Payments . Generally, you may make additional Purchase Payments at any time.



   TYPE OF       MINIMUM INITIAL             MINIMUM
   CONTRACT     PURCHASE PAYMENT   SUBSEQUENT PURCHASE PAYMENT
   --------     ----------------   ---------------------------
Non-Qualified        $25,000                 $1,000
  Qualified          $25,000                 $   30

If a Purchase Payment causes your Contract Value to exceed $1,000,000 or your Contract Value already exceeds $1,000,000, you must obtain our approval in order to make the Purchase Payment.

WHAT ARE MY INVESTMENT CHOICES?

There are two main types of Investment Options: Variable Investment Options and Fixed Investment Options.

VARIABLE INVESTMENT OPTIONS. You may invest in any of the Variable Investment Options. Each Variable Investment Option is a Sub-Account of a Separate Account that invests in a corresponding Fund. The Fund prospectus contains a full description of a Fund. The amount you've invested in any Variable Investment Option will increase or decrease based upon the investment performance of the corresponding Fund. Except for certain charges we deduct, your investment experience will be the same as if you had invested in a Fund directly and reinvested all Fund dividends and distributions in additional shares. Your Contract Value during the Accumulation Period and the amounts of annuity benefit payments will depend upon the investment performance of the underlying Fund of the Variable Investment Option you select and/or upon the interest we credit on each Fixed Investment Option you select.


Allocating assets only to one or a small number of the Variable Investment Options (other than the Lifestyle or Index Allocation Trusts) should not be considered a balanced investment strategy. In particular, allocating assets to a small number of Variable Investment Options that concentrate their investments in a particular business or market sector will increase the risk that your Contract Value will be more volatile since these Variable Investment Options may react similarly to business or market specific events. Examples of business or market sectors where this risk historically has been and may continue to be particularly high include: (a) technology-related businesses, including internet-related businesses, (b) small cap securities and (c) foreign securities. We do not provide advice regarding appropriate investment allocations, and you should discuss this matter with your financial consultant.



FIXED INVESTMENT OPTIONS. Currently, we do not make any Fixed Investment Options available, other than a DCA Fixed Investment Option. If available, Fixed Investment Options will earn interest at the rate we have set for that Fixed Investment Option. The interest rate depends upon the length of the guarantee period of the Fixed Investment Option . Under a Fixed Investment Option, we guarantee the principal value of Purchase Payments and the rate of interest credited to your Investment Account for the term of any guarantee period we may make available.


HOW CAN I CHANGE MY INVESTMENT CHOICES?

ALLOCATION OF PURCHASE PAYMENTS. You designate how your Purchase Payments are to be allocated among the Investment Options. You may change this investment allocation for future Purchase Payments at any time.

TRANSFERS AMONG INVESTMENT OPTIONS. During the Accumulation Period, you may transfer your investment amounts among Investment Options without charge, subject to certain restrictions described below and in the section entitled "Transfers Among Investment Options." During the Pay-out Period, you may transfer your allocations among the Variable Investment Options, subject to certain restrictions described in the section entitled "Transfers During Pay-out Period." However, during the Pay-out Period, you may not transfer from a Variable Investment Option to a Fixed Investment Option, or from a Fixed Investment Option to a Variable Investment Option.

The Variable Investment Options can be a prime target for abusive transfer activity. Long-term investors in a Variable Investment Option can be harmed by frequent transfer activity since such activity may expose the Variable Investment Option's corresponding Fund to increased Fund transaction costs (affecting the value of the shares) and/or disruption to the corresponding Fund manager's ability to effectively manage such corresponding Fund, both of which may result in dilution with respect to interests held for long-term investment. To discourage disruptive frequent trading activity, we have adopted a policy for each Separate Account to restrict transfers to two per calendar month per Contract, with certain exceptions described in more detail in this Prospectus. We apply each Separate Account's policy and procedures uniformly to all Contract Owners.

CAN I TAKE OUT ANY OF MY MONEY?


During the Accumulation Period, you may withdraw all or a portion of your Contract Value. The amount you withdraw from any Investment Option must be at least $300 or, if less, your entire balance in that Investment Option. If a partial withdrawal plus any applicable withdrawal charge would reduce your Contract Value to less than $300, we will treat your withdrawal request as a request to withdraw all of your Contract Value. A withdrawal may be subject to income tax and a 10% IRS penalty tax.



WHAT TYPES OF OPTIONAL BENEFIT RIDERS MAY I BUY UNDER THE CONTRACT?

For the additional charge shown in the Fee Tables, you may elect a Rider offering optional benefits. The following Riders are available under the Contract. The availability of the Riders may vary by state. For additional information on these Riders, please see the section entitled "Optional Benefits."



1) PRINCIPAL PLUS FOR LIFE
PRINCIPAL PLUS FOR LIFE PLUS AUTOMATIC ANNUAL STEP-UP
PRINCIPAL PLUS FOR LIFE PLUS SPOUSAL PROTECTION



You may elect to purchase any one of these optional benefit Riders, if available in your state. You must not be over age 80 to purchase Principal Plus for Life or Principal Plus for Life Plus Automatic Annual Step-up. For Principal Plus for Life Plus Spousal Protection : (a) the older of you and your spouse must be less than 81; and (b) both you and your spouse must be at least 65 or, if not, you must have birthdates less than 6 years apart from each other. These Riders are available only at Contract issue and cannot be revoked once elected.



We designed the Principal Plus for Life benefit to guarantee the return of your investments in the Contract, regardless of market performance, as long as you limit your withdrawals to a Guaranteed Withdrawal Amount each year. The initial Guaranteed Withdrawal Amount equals 5% of a "Guaranteed Withdrawal Balance." The initial Guaranteed Withdrawal Balance equals your initial Purchase Payment for the Contract, up to a $5 million maximum. You can withdraw the Guaranteed Withdrawal Amount each year until the Guaranteed Withdrawal Balance is depleted to zero. In addition, after age 65, we will calculate a "Lifetime Income Amoun.t" If you subsequently limit your annual withdrawals to the Lifetime Income Amount, we will make the Lifetime Income Amount benefit available to you for as long as you live, even after you have recovered your investments in the Contract, and even after your Contract Value reduces to zero.



THE LIFETIME INCOME AMOUNT WILL EQUAL THE GUARANTEED WITHDRAWAL AMOUNT IF YOU DO NOT TAKE ANY WITHDRAWALS UNTIL THE APPLICABLE AGE 65 CONTRACT ANNIVERSARY. FOR PRINCIPAL PLUS FOR LIFE AND PRINCIPAL PLUS FOR LIFE PLUS AUTOMATIC ANNUAL STEP-UP, THE APPLICABLE AGE 65 CONTRACT ANNIVERSARY IS THE CONTRACT ANNIVERSARY ON OR NEXT FOLLOWING YOUR 65TH BIRTHDAY. FOR PRINCIPAL PLUS FOR LIFE PLUS SPOUSAL PROTECTION , THE APPLICABLE AGE 65 CONTRACT ANNIVERSARY IS THE CONTRACT ANNIVERSARY ON OR NEXT FOLLOWING THE 65TH BIRTHDAY OF THE OLDER OF YOU OR YOUR SPOUSE. IF YOU PURCHASE PRINCIPAL PLUS FOR LIFE OR PRINCIPAL PLUS FOR LIFE PLUS AUTOMATIC ANNUAL STEP-UP UNDER A CONTRACT WITH TWO OR MORE OWNERS, THE LIFETIME INCOME AMOUNT APPLIES ONLY TO THE LIFE OF THE OLDEST OWNER. IF YOU PURCHASE PRINCIPAL PLUS FOR LIFE PLUS SPOUSAL PROTECTION, THE LIFETIME INCOME AMOUNT APPLIES TO THE LIVES OF YOU AND YOUR SPOUSE AT THE TIME OF PURCHASE.



Under the Principal Plus for Life benefits, you choose how much Contract Value to withdraw at any time. If your withdrawals (including any applicable withdrawal charges) exceed the Guaranteed Withdrawal Amount in any year, we may reduce the Guaranteed Withdrawal Amount that we guarantee for future withdrawals. Similarly, we may reduce the Lifetime Income Amount that we guarantee for future lifetime benefit payments if your withdrawals (including any applicable withdrawal charges) exceed the Lifetime Income Amount in any year after the applicable age 65. We will pay withdrawal benefits automatically in certain circumstances that we describe in the "Optional Benefits - Principal Plus for Life" section of the Prospectus.



YOU COULD LOSE BENEFITS IF YOUR ANNUAL WITHDRAWALS EXCEED THE GUARANTEED WITHDRAWAL AMOUNT OR LIFETIME INCOME AMOUNT. THE LIFETIME INCOME AMOUNT MAY BE LESS THAN THE GUARANTEED WITHDRAWAL AMOUNT IF YOU TAKE ANY WITHDRAWALS BEFORE THE APPLICABLE AGE 65 CONTRACT ANNIVERSARY. YOU WILL LOSE THE LIFETIME INCOME AMOUNT IF YOUR WITHDRAWALS BEFORE THE APPLICABLE AGE 65 CONTRACT ANNIVERSARY DEPLETE YOUR CONTRACT VALUE AND ANY REMAINING GUARANTEED WITHDRAWAL BALANCE TO ZERO.



We reduce the Guaranteed Withdrawal Balance each time you take a withdrawal. On the Contract Anniversary on or after the applicable age 65, or if the covered person is 65 or older at the time of purchase, the Lifetime Income Amount will equal 5% of the Guaranteed Withdrawal Balance at that time. We will increase the Guaranteed Withdrawal Balance by a Bonus if you choose not to make any withdrawals at all during certain Contract Years. Depending on market performance, we may also increase or "Step-up" the Guaranteed Withdrawal Balance on certain dates. You may also increase the amounts we guarantee by making additional Purchase Payments that we accept. WE IMPOSE SPECIAL LIMITS ON ADDING PURCHASE PAYMENTS AFTER THE INITIAL PURCHASE PAYMENT FOR CONTRACTS ISSUED WITH ANY OF THE PRINCIPAL PLUS FOR LIFE RIDERS.



IF YOU ELECT TO PURCHASE ANY OF THE PRINCIPAL PLUS FOR LIFE RIDERS, YOU MAY INVEST YOUR CONTRACT VALUE ONLY IN THE INVESTMENT OPTIONS WE MAKE AVAILABLE FOR THESE BENEFITS. WE ALSO RESERVE THE RIGHT TO IMPOSE ADDITIONAL RESTRICTIONS ON INVESTMENT OPTIONS AT ANY TIME. If we do impose additional restrictions, any amounts you allocated to a permitted Investment Option will not be affected by the restriction as long as it remains in that Investment Option (We describe the currently available Investment Options for Contracts issued with any of the Principal Plus for Life Riders in the "Optional Benefits" section of this Prospectus.)



The Automatic Annual Step-up or Spousal Protection versions of the Principal Plus for Life Rider enhance the guarantees we provide in the standard Principal Plus for Life Rider for the additional fee described in the Fee Tables.

THE AMOUNT THAT MAY BE PROVIDED BY MORE FREQUENT "STEP-UP" DATES UNDER THE PRINCIPAL PLUS FOR LIFE PLUS AUTOMATIC ANNUAL STEP-UP RIDER, MAY, OVER TIME, BE MORE THAN OFFSET BY THE ADDITIONAL FEE ASSOCIATED WITH THIS RIDER COMPARED TO THE PRINCIPAL PLUS FOR LIFE RIDER. For additional information on these Riders, please see the section entitled "Optional Benefits."



2) ANNUAL STEP DEATH BENEFIT



Under the Annual Step Death Benefit Rider, we guarantee a minimum death benefit up to the Maturity Date based on the Contract's highest "Anniversary Value" that may be achieved before you (or any joint Owner) reach 81 years old. The Annual Step Death Benefit is available only at Contract issue and cannot be revoked once elected. You may not purchase the Annual Step Death Benefit Rider, however, if you (or any joint Owner) are age 80 or over.


WHAT CHARGES DO I PAY UNDER THE CONTRACT?


Your Contract has asset-based charges to compensate us primarily for our administrative expenses and for the mortality and expense risks that we assume under the Contract. We may also use amounts derived from the charges for payment of distribution expenses. These charges do not apply to assets you have in a Fixed Investment Option. We take the deduction proportionally from each of your Variable Investment Options. We make deductions for any applicable taxes based on the amount of a Purchase Payment. If you elect a Rider, we also deduct the Rider charges shown in the Fee Tables proportionally from each of your Investment Options, based on your value in each.





WHAT ARE THE TAX CONSEQUENCES OF OWNING A CONTRACT?

In most cases, no income tax will have to be paid on amounts you earn under a Contract until these earnings are paid out. All or part of the following distributions from a Contract may constitute a taxable payout of earnings:

- full or partial withdrawals (including surrenders and systematic withdrawals);

-    payment of any death benefit proceeds; and

-    periodic payments under one of our annuity payment options.

How much you will be taxed on distribution is based upon complex tax rules and depends on matters such as:

-    the type of the distribution;

-    when the distribution is made;


-    the nature of any Qualified Plan for which the contract is being used; and


-    the circumstances under which the payments are made.

If your Contract is issued in connection with a Qualified Plan, all or part of your Purchase Payments may be tax-deductible.


Special 10% tax penalties apply in many cases to the taxable portion of any distributions taken from a Contract before you reach age 59 1/2. Also, most Qualified Plans require that distributions from a contract commence and/or be completed by a certain period of time. This effectively limits the period of time during which you can continue to derive tax deferral benefits from any tax-deductible Purchase Payments you paid or on any earnings under the Contract.



IF YOU ARE PURCHASING THE CONTRACT AS AN INVESTMENT VEHICLE FOR A QUALIFIED PLAN, YOU SHOULD CONSIDER THAT THE CONTRACT DOES NOT PROVIDE ANY ADDITIONAL TAX-DEFERRAL BENEFITS BEYOND THE TREATMENT PROVIDED BY THE QUALIFIED PLAN ITSELF. THE FAVORABLE TAX-DEFERRAL BENEFITS AVAILABLE FOR QUALIFIED PLANS THAT INVEST IN ANNUITY CONTRACTS ARE ALSO GENERALLY AVAILABLE IF THE QUALIFIED PLANS PURCHASE OTHER TYPES OF INVESTMENTS, SUCH AS MUTUAL FUNDS, EQUITIES AND DEBT INSTRUMENTS. HOWEVER, THE CONTRACT OFFERS FEATURES AND BENEFITS THAT OTHER INVESTMENTS MAY NOT OFFER. YOU AND YOUR FINANCIAL PROFESSIONAL SHOULD CAREFULLY CONSIDER WHETHER THE FEATURES AND BENEFITS, INCLUDING THE INVESTMENT OPTIONS AND PROTECTION THROUGH LIVING GUARANTEES, DEATH BENEFITS AND OTHER BENEFITS PROVIDED UNDER AN ANNUITY CONTRACT ISSUED IN CONNECTION WITH A QUALIFIED PLAN ARE SUITABLE FOR YOUR NEEDS AND OBJECTIVES AND ARE APPROPRIATE IN LIGHT OF THE EXPENSE.



We provide additional information on taxes in the "Federal Tax Matters" section of this Prospectus. We make no attempt to provide more than general information about use of the Contract with the various types of retirement plans. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax advisor regarding the suitability of the Contract.


CAN I RETURN MY CONTRACT?


In most cases, you have the right to cancel your Contract within 10 days (or longer in some states) after you receive it. In most states, you will receive a refund equal to the Contract Value (minus any Unpaid Loans) on the date of cancellation, which may be increased by any charges for premium taxes deducted by us to that date. In some states, or if your Contract is issued as an "IRA", you will receive a refund of any Purchase Payments you made. The date of cancellation is the date we receive the Contract.

WILL I RECEIVE A CONFIRMATION STATEMENT?

We will send you a confirmation statement for certain transactions in your Investment Accounts. You should carefully review these statements to verify their accuracy. You should immediately report any mistakes to our Annuities Service Center (at the address or phone number shown on the cover of this Prospectus). If you fail to notify our Annuities Service Center of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.

                                   Fee Tables


The following tables describe the fees and expenses that you will pay when buying, owning and surrendering a Vision Contract. These fees are more completely described in this Prospectus under "Charges and Deductions." The items listed under "Total Annual Fund Operating Expenses" are described in detail in the Fund prospectus. Unless otherwise shown, the tables below show the maximum fees and expenses (including fees deducted from Contract Value for optional benefits).


THE FOLLOWING TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.

                      CONTRACT OWNER TRANSACTION EXPENSES(A)


TRANSFER FEE(B)
---------------
Maximum Fee       $25
Current Fee       $ 0



(A) State premium taxes may also apply to your Contract, which currently range from 0.50% to 4.00% of each Purchase Payment (See "General Matters - Premium Taxes").



(B) We reserve the right to impose a charge in the future for transfers in excess of 12 per year. The amount of this fee will not exceed the lesser of $25 or 2% of the amount transferred.


THE FOLLOWING TABLE DESCRIBES FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THIS TABLE DOES NOT INCLUDE ANNUAL FUND OPERATING EXPENSES.

               PERIODIC FEES AND EXPENSES OTHER THAN FUND EXPENSES


ANNUAL CONTRACT FEE                                                 None
-------------------                                                 ----
ANNUAL SEPARATE ACCOUNT EXPENSES(A)
Daily Administration Fee                                             0.15%
Distribution Fee                                                    [0.25%]
Mortality and Expense Risks Fee                                     [1.35%]
TOTAL ANNUAL SEPARATE ACCOUNT EXPENSES                              [1.75%]
(With no Optional Riders Reflected)

OPTIONAL BENEFITS

FEES DEDUCTED FROM SEPARATE ACCOUNT
Optional Annual Step Death Benefit Fee                               0.20%
TOTAL ANNUAL SEPARATE ACCOUNT EXPENSES(B)                           [1.95%]

FEES DEDUCTED FROM CONTRACT VALUE
Principal Plus for Life
   Maximum Fee(C)                                                    0.75%
   Current Fee                                                       0.40%
   (as a percentage of Adjusted Guaranteed Withdrawal Benefits)

Principal Plus for Life Plus Automatic Annual Step-up
   Maximum Fee(D)                                                    1.20%
   Current Fee                                                       0.60%
   (as a percentage of Adjusted Guaranteed Withdrawal Benefits)

Principal Plus for Life Plus Spousal Protection (not available in
   New York)
Maximum Fee(E)                                                       1.20%
Current Fee                                                          0.65%
   (as a percentage of Adjusted Guaranteed Withdrawal Benefits)



(A) A daily charge reflected as a percentage of the Variable Investment Options unless otherwise noted.



(B) Amount shown includes the Mortality and Expense Risks Fee, Daily Administration Fee as well as the optional Annual Step Death Benefit.

(C) The current charge is 0.40% . We reserve the right to increase the charge to a maximum charge of 0.75% if the Guaranteed Withdrawal Balance is "Stepped -up" to equal the Contract Value The charge is deducted on an annual basis from the Contract Value.



(D) The current charge is 0.60% . We reserve the right to increase the charge to a maximum charge of 1.20% if the Guaranteed Withdrawal Balance is "Stepped -up" to equal the Contract Value The charge is deducted on an annual basis from the Contract Value.



(E) The current charge is 0.65% . We reserve the right to increase the charge to a maximum charge of 1.20% if the Guaranteed Withdrawal Balance is "Stepped -up" to equal the Contract Value The charge is deducted on an annual basis from the Contract Value.


THE NEXT TABLE DESCRIBES THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE FUND'S PROSPECTUS.


TOTAL ANNUAL FUND OPERATING EXPENSES                    MINIMUM   MAXIMUM
------------------------------------                    -------   -------
Range of expenses that are deducted from Fund assets,
   including management fees, Rule 12b-1 fees, and
   other expenses                                        0.77%     1.42%


EXAMPLES


We provide the following examples that are intended to help you compare the costs of investing in a Contract with the costs of investing in other variable annuity contracts. These costs include Contract Owner expenses, Contract fees, Separate Account annual expenses and Fund fees and expenses. Example 1 pertains to a Contract with the optional benefit Riders shown below. Example 2 pertains to a Contract without optional benefit Riders.



EXAMPLE 1: MAXIMUM FUND OPERATING EXPENSES- CONTRACT WITH OPTIONAL BENEFIT
RIDERS


The following example assumes that you invest $10,000 in a Contract with the optional benefit Riders shown below. The first example also assumes that your investment has a 5% return each year and assumes the maximum annual Contract fee and the maximum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


CONTRACTS WITH PRINCIPAL PLUS FOR LIFE PLUS AUTOMATIC ANNUAL STEP-UP AND ANNUAL STEP DEATH BENEFIT RIDERS



                                                        1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                        ------   -------   -------   --------
If you surrender the contract at the end of the
applicable time period:                                  $466    $1,417    $2,395     $4,942
If you annuitize, or do not surrender the contract at
the end of the applicable time period:                   $466    $1,417    $2,395     $4,942



EXAMPLE 2: MINIMUM FUND OPERATING EXPENSES - CONTRACT WITH NO OPTIONAL BENEFIT RIDERS



The next example assumes that you invest $10,000 in a Contract, but with no optional benefit Riders. This example also assumes that your investment has a 5% return each year and assumes the average annual contract fee we expect to receive for the Contracts and the minimum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



CONTRACTS WITH NO OPTIONAL BENEFIT RIDERS



                                                        1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                        ------   -------   -------   --------
If you surrender the contract at the end of the
applicable time period:                                  $255      $783     $1,337    $2,842
If you annuitize, or do not surrender the contract
at the end of the applicable time period:                $255      $783     $1,337    $2,842

LOCATION OF FINANCIAL STATEMENTS. Our financial statements and those of our respective Separate Account may be found in the Statement of Additional Information.

        General Information about Us, the Separate Accounts and the Funds


THE COMPANIES

We are subsidiaries of Manulife Financial Corporation.

Your Contract is issued by either John Hancock USA or John Hancock New York. Please refer to your Contract to determine which Company issued your Contract.

John Hancock USA, formerly known as "The Manufacturers Life Insurance Company (U.S.A.)," is a stock life insurance company originally organized under the laws of Maine on August 20, 1955 by a special act of the Maine legislature. John Hancock USA redomesticated under the laws of Michigan on December 30, 1992. John Hancock USA is authorized to transact life insurance and annuity business in all states (except New York), the District of Columbia, Guam, Puerto Rico and the Virgin Islands. Its principal office is located at 601 Congress Street, Boston, Massachusetts 02210-2805.

John Hancock New York, formerly known as "The Manufacturers Life Insurance Company of New York," is a wholly-owned subsidiary of John Hancock USA and is a stock life insurance company organized under the laws of New York on February 10, 1992. John Hancock New York is authorized to transact life insurance and annuity business only in the State of New York. Its principal office is located at 100 Summit Lake Drive, Valhalla New York 10595. John Hancock New York also has an Annuities Service Center at 601 Congress Street, Boston, Massachusetts 02210-2805.

The ultimate parent of both companies is Manulife Financial Corporation, a publicly traded company, based in Toronto, Canada. Manulife Financial Corporation is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial. The Companies changed their names to John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York, respectively, on January 1, 2005 following Manulife Financial Corporation's acquisition of John Hancock Financial Services, Inc.

John Hancock USA and John Hancock New York have received the following ratings from independent rating agencies:


A++                 Superior companies have a very strong ability to meet their
A.M. Best           obligations; 1st category of 16

AA+                 Very strong capacity to meet policyholder and contract
Fitch               obligations; 2nd category of 24

AAA                 Extremely strong financial security characteristics; 1st
Standard & Poor's   category of 21


John Hancock USA has also received the following rating from Moody's:

Aa2 Moody's         Excellent in financial strength; 3rd category of 21

These ratings, which are current as of the date of this Prospectus and are subject to change, are assigned as a measure of John Hancock USA's and John Hancock New York's ability to honor any guarantees provided by the Contract and any applicable optional Riders, but not specifically to its products, the performance (return) of these products, the value of any investment in these products upon withdrawal or to individual securities held in any Fund.


With respect to the fixed portion of the Contracts issued by John Hancock USA, The Manufacturers Life Insurance Company unconditionally guarantees to make funds available to John Hancock USA for the timely payment of contractual claims under certain John Hancock USA fixed annuity contracts pursuant to a Guarantee Agreement dated March 31, 1996. The guarantee may be terminated by The Manufacturers Life Insurance Company upon notice to John Hancock USA. Termination will not affect The Manufacturers Life Insurance Company's continuing liability with respect to all fixed annuity contracts and Fixed Investment Options issued by John Hancock USA prior to the termination of the guarantee except if:


- the liability to pay contractual claims under the contracts is assumed by another insurer; or

- we are sold and the buyer's guarantee is substituted for The Manufacturers Life Insurance Company's guarantee.

THE SEPARATE ACCOUNTS

We use our Separate Accounts to support the Variable Investment Options you choose.

You do not invest directly in the Funds made available under the Contracts. When you direct or transfer money to a Variable Investment Option, we will purchase shares of a corresponding Fund through one of our Separate Accounts. We hold the Fund's shares in a "Sub-Account" (usually with a name similar to that of the corresponding Fund) of the applicable Separate Account. A Separate Account's assets (including the Fund's shares) belong to the Company that maintains that Separate Account.


For Contracts issued by John Hancock USA, we purchase and hold Fund shares in John Hancock Life Insurance Company (U.S.A.) Separate Account H. John Hancock USA, then known as The Manufacturers Life Insurance Company (U.S.A.), became the owner of this Separate Account in a merger transaction with The Manufacturers Life Insurance Company of North America ("Manulife North America") on January 1, 2002. Manulife North America initially established Separate Account H on August 24, 1984 as a separate account under the laws of Delaware. When Manulife North America merged with John Hancock USA, John Hancock USA became the owner of Separate Account H and reestablished it as a Separate Account under the laws of Michigan. As a result of this merger, John Hancock USA became the owner of all of Manulife North America's assets, including the assets of Separate Account H, and assumed all of Manulife North America's obligations including those under its contracts. The merger had no other effects on the terms and conditions of contracts issued prior to January 1, 2002.



For Contracts issued by John Hancock New York, we purchase and hold Fund shares in John Hancock Life Insurance Company of New York Separate Account A. John Hancock New York established this Separate Account on March 4, 1992 as a separate account under the laws of New York.


The income, gains and losses, whether or not realized, from assets of a Separate Account are credited to or charged against that Separate Account without regard to a Company's other income, gains, or losses. Nevertheless, all obligations arising under a Company's Contracts are general corporate obligations of that Company. Assets of a Separate Accounts may not be charged with liabilities arising out of any of the respective Company's business.

We reserve the right, subject to compliance with applicable law, to add other Sub-Accounts, eliminate existing Sub-Accounts, combine Sub-Accounts or transfer assets in one Sub-Account to another Sub-Account that we, or an affiliated company, may establish. We will not eliminate existing Sub-Accounts or combine Sub-Accounts without the prior approval of the appropriate state or federal regulatory authorities.

We registered the Separate Accounts with the SEC under the Investment Company Act of 1940, as amended (the "1940 Act") as unit investment trusts. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment policies or practices of the Separate Accounts. If a Company determines that it would be in the best interests of persons having voting rights under the Contracts it issues, that Company's Separate Account may be operated as a management company under the 1940 Act or it may be deregistered if 1940 Act registration were no longer required.

THE FUNDS


When you select a Variable Investment Option, we invest your money in a Sub-Account of our Separate Account and it invests in shares of a corresponding Fund of John Hancock Trust.



THE FUNDS IN THE SEPARATE ACCOUNT ARE NOT PUBLICLY TRADED MUTUAL FUNDS. The Funds are only available to you as Investment Options in the Contracts or, in some cases, through other variable annuity contracts or variable life insurance policies issued by us or by other life insurance companies. In some cases, the Funds also may be available through participation in certain qualified pension or retirement plans.



The Funds' investment advisers and managers (i.e., subadvisers) may manage publicly traded mutual funds with similar names and investment objectives. However, the Funds are NOT directly related to any publicly traded mutual fund. You should not compare the performance of any Fund described in this Prospectus with the performance of a publicly traded mutual fund. THE PERFORMANCE OF ANY PUBLICLY TRADED MUTUAL FUND COULD DIFFER SUBSTANTIALLY FROM THAT OF ANY OF THE FUNDS HELD IN OUR SEPARATE ACCOUNT.



The table in the Fee Tables section of the Prospectus shows the minimum and maximum range of investment management fees, Rule 12b-1 fees and other operating expenses for Fund shares as a percentage (rounded to two decimal places) of average daily net assets for 2005.. Fees and expenses of Funds are not fixed or specified under the terms of the contracts and may vary from year to year. Fees and expenses differ for each Fund and reduce the investment return of each Fund. Therefore, they also indirectly reduce the return you will earn on any Variable Investment Options you select.



The John Hancock Trust is a so-called "series" type mutual fund and is registered under the 1940 Act as an open-end management investment company. John Hancock Investment Management Services, LLC ("JHIMS LLC") provides investment advisory services to the John Hancock Trust and receives investment management fees for doing so. JHIMS LLC pays a portion of its investment management fees to other firms that manage the John Hancock Trust's Funds. JHIMS LLC is our affiliate and we indirectly benefit from any investment management fees JHIMS LLC retains.




- If shares of a Fund are no longer available for investment or in our judgment investment in a Fund becomes inappropriate, we may eliminate the shares of a Fund and substitute shares of another Fund, or of another open-end registered investment company. A substitution may be made with respect to both existing investments and the investment of future Purchase Payments. However, we will make no such substitution without first notifying you and obtaining approval of the SEC (to the extent required by the 1940 Act).


The Funds pay us or certain of our affiliates compensation for some of the distribution, administrative, shareholder support, marketing and other services we or our affiliates provide to the Funds. The amount of this compensation is based on a percentage of the assets of the Fund attributable to the variable insurance products that we and our affiliates issue. These percentages may differ from Fund to Fund and among classes of shares within a Fund. In some cases, the compensation is derived from the Rule 12b-1 fees which are deducted from a Fund's assets and paid for the services we or our affiliates provide to that Fund. In addition, compensation payments of up to 0.40% of assets may be made by a Fund's investment adviser or its affiliates. We pay American Funds Distributors, Inc., the principal underwriter for the American Fund Insurance Series, a percentage of some or all of the amounts allocated to the "American" Funds of the John Hancock Trust for the marketing support services it provides (see "Distribution of Contracts"). Any of these compensation payments do not, however, result in any charge to you in addition to what is shown in the Total Annual Fund Operating Expenses table.



Each of the John Hancock Trust's Index Allocation, Lifestyle Aggressive, Lifestyle Balanced, Lifestyle Conservative, Lifestyle Growth and Lifestyle Moderate Funds ("JHT Funds of Funds") are "fund-of-funds" that invest in other underlying funds. The prospectus for each of the JHT Funds of Funds contains a description of the underlying funds for the Fund, and associated investment risks.


Each of the John Hancock Trust's American Blue Chip Income and Growth, American Bond, American Growth-Income, American Growth, and American International Funds ("JHT American Funds") invests in Series 2 shares of the corresponding investment portfolio of a "master" fund and are subject to an additional 0.25% 12b-1 fee. The JHT American Funds operate as "feeder funds," which means that the Fund does not buy investment securities directly. Instead, it invests in a corresponding "master fund" which in turn purchases investment securities. Each of the JHT American Funds has the same investment objective and limitations as its corresponding master fund. The prospectus for the American Fund master funds is included with the prospectuses for the JHT American Funds.

You bear the investment risk of any Fund you choose as a Variable Investment Option for your Contract. The following table contains a general description of the Funds that we make available under the Contracts. You can find a full description of each Fund, including the investment objectives, policies and restrictions of, and the risks relating to, investment in the Fund in the prospectus for that Fund. YOU CAN OBTAIN A COPY OF A FUND'S PROSPECTUS (INCLUDING THE PROSPECTUS FOR A MASTER FUND FOR ANY OF THE FUNDS THAT ARE OPERATED AS "FEEDER FUNDS"), WITHOUT CHARGE, BY CONTACTING US AT THE ANNUITIES SERVICE CENTER SHOWN ON THE FIRST PAGE OF THIS PROSPECTUS. YOU SHOULD READ THE FUND'S PROSPECTUS CAREFULLY BEFORE INVESTING IN THE CORRESPONDING VARIABLE INVESTMENT OPTION.

                               JOHN HANCOCK TRUST
   (We show the Fund's manager (i.e. subadviser) in bold above the name of the
                                      Fund)





CAPITAL GUARDIAN TRUST COMPANY
   Income & Value Trust               Seeks the balanced accomplishment of (a) conservation of
                                      principal and (b) long-term growth of capital and income by investing the Fund's assets in both equity and fixed-income securities. The subadviser has full discretion to determine the allocation between equity and fixed income securities.

   U.S. Large Cap Trust               Seeks long-term growth of capital and income by investing the
                                      Fund's assets, under normal market conditions, primarily in equity and equity-related securities of companies with market capitalization greater than $500 million.

CAPITAL RESEARCH AND MANAGEMENT COMPANY (Adviser to the American Fund Insurance Series)
   American Bond Trust                Invests all of its assets in Class 2 shares of the Bond Trust, a series of American Fund Insurance Series (master fund). The
                                      Bond Trust seeks to maximize current income and preserve
                                      capital by normally investing 80% of its assets in bonds, (at least 65% in investment grade debt securities and up to 35% in so-called "junk bonds"), the issuers of which may be domiciled outside the United States.

   American Growth Trust              Invests all of its assets in Class 2 shares of the Growth
                                      Fund, a series of American Fund Insurance Series. The Growth
                                      Fund invests primarily in common stocks of companies that
                                      appear to offer superior opportunities for growth of capital.

   American Growth-Income Trust       Invests all of its assets in Class 2 shares of the
                                      Growth-Income Fund, a series of American Fund Insurance
                                      Series. The Growth-Income Fund invests primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends.

   American International Trust       Invests all of its assets in Class 2 shares of the
                                      International Fund, a series of American Fund Insurance
                                      Series. The International Fund invests primarily in common stocks of companies located outside the United States.

DAVIS SELECTED ADVISERS, L.P.
   Financial Services Trust           Seeks growth of capital by investing primarily in common
                                      stocks of financial companies. During normal market
                                      conditions, at least 80% of the Fund's net assets (plus any borrowings for investment purposes) are invested in companies that are principally engaged in financial services. A company is "principally engaged" in financial services if it owns
                                      financial services-related assets constituting at least 50% of the value of its total assets, or if at least 50% of its
                                      revenues are derived from its provision of financial services.

   Fundamental Value Trust            Seeks growth of capital by investing, under normal market
                                      conditions, primarily in common stocks of U.S. companies with market capitalizations of at least $5 billion that the
                                      subadviser believes are undervalued. The Fund may also invest in U.S. companies with smaller capitalizations.

DEUTSCHE ASSET MANAGEMENT, INC.
   Real Estate Securities Trust       Seeks to achieve a combination of long-term capital
                                      appreciation and current income by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of real estate investment trusts ("REITS") and real estate
                                      companies.

GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC
   International Core Trust           Seeks long-term growth of capital by investing in stocks and
   (formerly International Stock      other securities with equity characteristics of companies
   Trust)                             located in the developed countries that make up the MSCI EAFE
                                      Index.

JENNISON ASSOCIATES LLC
   Capital Appreciation Trust         Seeks long-term capital growth by investing at least 65% of its total assets in equity-related securities of companies that exceed $1 billion in market capitalization and that the subadviser believes have above-average growth prospects. These companies are generally medium-to-large capitalization
                                      companies.

LEGG MASON CAPITAL MANAGEMENT, INC.
   Core Equity Trust                  Seeks long-term capital growth by investing, under normal
                                      market conditions, primarily in equity securities that, in the subadviser's opinion, offer the potential for capital growth.
                                      The subadviser seeks to purchase securities at large discounts to the subadviser's assessment of their intrinsic value.

MARSICO CAPITAL MANAGEMENT, LLC
   International Opportunities        Seeks long-term growth of capital by investing, under normal
   Trust                              market conditions, at least 65% of its assets in common stocks of foreign companies that are selected for their long-term growth potential. The Fund may invest in companies of any size throughout the world. The Fund normally invests in issuers from at least three different countries not including the U.S.
                                      The Fund may invest in common stocks of companies operating in emerging markets.

MFC GLOBAL INVESTMENT MANAGEMENT (U.S.A.) LIMITED

   Index Allocation Trust             Seeks long-term growth of capital with current income also a consideration by investing in a number of other index Funds of
                                      John Hancock Trust.

   Lifestyle Aggressive **            Seeks to provide long-term growth of capital (current income is not a consideration) by investing 100% of the Lifestyle
                                      Trust's assets in other Funds of the Trust ("Underlying
                                      Funds") which invest primarily in equity securities.

   Lifestyle Balanced **              Seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis given to capital growth by investing approximately 40% of the Lifestyle
                                      Trust's assets in Underlying Funds which invest primarily in fixed income securities and approximately 60% of its assets in
                                      Underlying Funds which invest primarily in equity securities.

   Lifestyle Conservative **          Seeks to provide a high level of current income with some
                                      consideration also given to growth of capital by investing approximately 80% of the Lifestyle Trust's assets in
                                      Underlying Funds which invest primarily in fixed income
                                      securities and approximately 20% of its assets in Underlying
                                      Funds which invest primarily in equity securities.

   Lifestyle Growth **                Seeks to provide long-term growth of capital with
                                      consideration also given to current income by investing
                                      approximately 20% of the Lifestyle Trust's assets in
                                      Underlying Funds which invest primarily in fixed income
                                      securities and approximately 80% of its assets in Underlying
                                      Funds which invest primarily in equity securities.

   Lifestyle Moderate **              Seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis given to current income by investing approximately 60% of the Lifestyle
                                      Trust's assets in Underlying Funds which invest primarily in fixed income securities and approximately 40% of its assets in
                                      Underlying Funds which invest primarily in equity securities.

   Money Market Trust                 Seeks maximum current income consistent with preservation of principal and liquidity by investing in high quality money market instruments with maturities of 397 days or less issued primarily by U. S. entities.

   Pacific Rim Trust                  Seeks long-term growth of capital by investing in a
                                      diversified portfolio that is comprised primarily of common stocks and equity-related securities of corporations domiciled in countries in the Pacific Rim region.

MUNDER CAPITAL MANAGEMENT

   Small Cap Opportunities Trust      Seeks long-term capital appreciation by investing, under
                                      normal circumstances, at least 80% of its assets in equity securities of companies with market capitalizations within the range of the companies in the Russell 2000 Index*.

PACIFIC INVESTMENT MANAGEMENT COMPANY LLC

   Global Bond Trust                  Seeks to realize maximum total return, consistent with
                                      preservation of capital and prudent investment management by investing the Fund's assets primarily in fixed income
                                      securities denominated in major foreign currencies, baskets of foreign currencies (such as the ECU), and the U.S. dollar.

   Total Return Trust                 Seeks to realize maximum total return, consistent with
                                      preservation of capital and prudent investment management by investing, under normal market conditions, at least 65% of the
                                      Fund's assets in a diversified portfolio of fixed income
                                      securities of varying maturities. The average portfolio
                                      duration will normally vary within a three- to six-year time frame based on the subadviser's forecast for interest rates.

PZENA INVESTMENT MANAGEMENT, LLC

   Classic Value Trust                Seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its net assets in domestic equity securities.

RCM CAPITAL MANAGEMENT LLC
T. ROWE PRICE ASSOCIATES, INC.

   Science & Technology Trust***      Seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of
                                      companies expected to benefit from the development,
                                      advancement, and use of science and technology. Current income is incidental to the Fund's objective.

T. ROWE PRICE ASSOCIATES, INC.

   Blue Chip Growth Trust             Seeks to achieve long-term growth of capital (current income is a secondary objective) by investing, under normal market conditions, at least 80% of the Fund's total assets in the common stocks of large and medium-sized blue chip growth
                                      companies. Many of the stocks in the portfolio are expected to pay dividends.

   Equity-Income Trust                Seeks to provide substantial dividend income and also
                                      long-term capital appreciation by investing primarily in
                                      dividend-paying common stocks, particularly of established companies with favorable prospects for both increasing
                                      dividends and capital appreciation.

   Health Sciences Trust              Seeks long-term capital appreciation by investing, under
                                      normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies engaged in the research, development, production, or distribution of products or services related to health care, medicine, or the life sciences (collectively termed "health sciences").

   Small Company Value Trust          Seeks long-term growth of capital by investing, under normal market conditions, primarily in small companies whose common stocks are believed to be undervalued. Under normal market conditions, the Fund will invest at least 80% of its net
                                      assets (plus any borrowings for investment purposes) in
                                      companies with a market capitalization that do not exceed the maximum market capitalization of any security in the Russell
                                      2000 Index* at the time of purchase.

TEMPLETON INVESTMENT COUNSEL, LLC

   International Small Cap Trust      Seeks capital appreciation by investing primarily in the
                                      common stock of companies located outside the U.S. which have total stock market capitalization or annual revenues of $1.5 billion or less ("small company securities").

   International Value Trust          Seeks long-term growth of capital by investing, under normal market conditions, primarily in equity securities of companies located outside the U.S., including emerging markets.

UBS GLOBAL ASSET MANAGEMENT (AMERICAS) INC.

   Global Allocation Trust            Seeks total return, consisting of long-term capital
                                      appreciation and current income, by investing in equity and fixed income securities of issuers located within and outside the U.S.

VAN KAMPEN

   Value Trust                        Seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in equity securities of companies with capitalizations similar to the market capitalization of
                                      companies in the Russell Midcap Value Index.

WELLINGTON MANAGEMENT COMPANY, LLP

   Investment Quality Bond Trust      Seeks a high level of current income consistent with the
                                      maintenance of principal and liquidity, by investing in a
                                      diversified portfolio of investment grade bonds and tends to focus its investment on corporate bonds and U.S. Government bonds with intermediate to longer term maturities. The Fund may also invest up to 20% of its assets in non-investment
                                      grade fixed income securities.

   Mid Cap Stock Trust                Seeks long-term growth of capital by investing primarily in equity securities of mid-size companies with significant
                                      capital appreciation potential.

   Natural Resources Trust            Seeks long-term total return by investing, under normal market conditions, primarily in equity and equity-related securities of natural resource-related companies worldwide.

   Small Cap Growth Trust             Seeks long-term capital appreciation by investing, under
                                      normal market conditions, primarily in small-cap companies that are believed to offer above average potential for growth in revenues and earnings.

   Small Cap Value Trust              Seeks long-term capital appreciation by investing, under
                                      normal market conditions, at least 80% of its assets in
                                      small-cap companies that are believed to be undervalued by various measures and offer good prospects for capital
                                      appreciation.

WESTERN ASSET MANAGEMENT COMPANY

   High Yield Trust                   Seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in high yield debt securities,
                                      including corporate bonds and other fixed-income securities.

   U.S. Government Securities Trust   Seeks a high level of current income consistent with
                                      preservation of capital and maintenance of liquidity, by
                                      investing in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and derivative securities such as
                                      collateralized mortgage obligations backed by such securities.

   Strategic Bond Trust               Seeks a high level of total return consistent with
                                      preservation of capital by giving its subadviser broad
                                      discretion to deploy the Fund's assets among certain segments of the fixed income market as the subadviser believes will best contribute to achievement of the Fund's investment
                                      objective.



* Russell 2000(R) is a trademark of Frank Russell Company. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by the Frank Russell Company, nor does Frank Russell Company make any representation regarding the advisability of investing in the Trust.



** Deutsche Asset Management Inc. provides subadvisory consulting services to MFC Global Investment Management (U.S.A.) Limited for the Lifestyle Funds.



*** The Science & Technology Trust is subadvised by T. Rowe Price Associates, Inc. and RCM Capital Management LLC.


VOTING INTEREST

You instruct us how to vote Fund shares.

We will vote Fund shares held in a Separate Account at any Fund shareholder meeting in accordance with voting instructions received from the persons having the voting interest under the Contract. We will determine the number of Fund shares for which voting instructions may be given not more than 90 days prior to the meeting. We will arrange for proxy materials to be distributed to each person having the voting interest under the Contract together with appropriate forms for giving voting instructions. We will vote all Fund shares that we hold (including our own shares and those we hold in a Separate Account for Contract Owners) in proportion to the instructions so received. The effect of this proportional voting is that a small number of Contract Owners can determine the outcome of a vote.

During the Accumulation Period, the Contract Owner has the voting interest under a Contract. We determine the number of votes for each Fund for which voting instructions may be given by dividing the value of the Investment Account corresponding to the Sub-Account in which such Fund shares are held by the net asset value per share of that Fund.

During the Pay-out Period, the Annuitant has the voting interest under a Contract. We determine the number of votes as to each Fund for which voting instructions may be given by dividing the reserve for the Contract allocated to the Sub-Account in which such Fund shares are held by the net asset value per share of that Fund. Generally, the number of votes tends to decrease as annuity benefit payments progress since the amount of reserves attributable to a Contract will usually decrease after commencement of annuity benefit payments. We will determine the number of Fund shares for which voting instructions may be given not more than 90 days prior to the meeting.

We reserve the right to make any changes in the voting rights described above that may be permitted by the federal securities laws, regulations, or interpretations thereof.

                           Description of the Contract

ELIGIBLE PLANS


The Contract may be used to fund plans qualifying for special income tax treatment under the Code, such as individual retirement accounts and annuities, pension and profit-sharing plans for corporations and sole proprietorships/partnerships ("H.R. 10" and "Keogh" plans), tax-sheltered annuities, and state and local government deferred compensation plans (see "Qualified Retirement Plans"). We also designed the Contract so that it may be used with non-qualified retirement plans, such as payroll savings plans and such other groups (with or without a trustee) as may be eligible under applicable law.


ACCUMULATION PERIOD PROVISIONS


We may impose restrictions on your ability to make initial and subsequent Purchase Payments.


Purchase Payments


You may make Purchase Payments to us at our Annuities Service Center at any time. The minimum initial Purchase Payment is $25,000 Subsequent Purchase Payments must be at least $1,000 for Non-Qualified Contracts and $30 for Qualified Contracts. All Purchase Payments must be in U.S dollars. We may provide for Purchase Payments to be automatically withdrawn from your bank account on a periodic basis. If a Purchase Payment would cause your Contract Value to exceed $1,000,000 or your Contract Value already exceeds $1,000,000, you must obtain our approval in order to make the payment.



John Hancock USA may reduce or eliminate the minimum initial Purchase Payment requirement, upon your request and as permitted by state law, in the following circumstances:



- You purchase your contract through a 1035 exchange or a qualified plan transfer of an existing contract(s) issued by another carrier(s) AND at the time of application, the value of your existing contract(s) meets or exceeds the applicable minimum initial Purchase Payment requirement AND prior to our receipt of such 1035 monies, the value drops below the applicable minimum initial Purchase Payment requirement due to market conditions.



- You purchase more than one new contract and such contracts cannot be combined AND the average initial Purchase Payments for these new contracts is equal to or greater than $50,000.



- You and your spouse each purchase at least one new contract AND the average initial Purchase Payments for the new Contract(s) is equal to or greater than $50,000.



- You purchase multiple contracts issued in conjunction with a written Retirement Savings Plan (either qualified and non-qualified), for the benefit of plan participants AND the Annuitant under each contract is a plan participant AND the average initial Purchase Payment for these new contracts is equal to or greater than $50,000.



If permitted by state law, John Hancock USA may cancel a Contract at the end of any TWO consecutive Contract Years in which no Purchase Payments have been made, if both:


- the total Purchase Payments made over the life of the Contract, less any withdrawals, are less than $2,000; and

-    the Contract Value at the end of such two year period is less than $2,000.


Contracts issued by John Hancock New York may be cancelled at the end of any THREE consecutive Contract Years in which no Purchase Payments have been made as described above.


As a matter of administrative practice, the respective Company will attempt to notify you prior to any such cancellation in order to allow you to make the necessary Purchase Payment to keep your Contract in force. The cancellation of Contract provisions may vary in certain states to comply with the requirements of insurance laws and regulations in such states. If we cancel your Contract, we will pay you the Contract Value computed as of the valuation period during which the cancellation occurs, minus the amount of any outstanding loan. The amount paid will be treated as a withdrawal for federal tax purposes and thus may be subject to income tax and to a 10% penalty tax (see "Federal Tax Matters").


You designate how your Purchase Payments are to be allocated among the Investment Options. You may change the allocation of subsequent Purchase Payments at any time by notifying us in writing (or by telephone or electronically if you comply with our telephone or electronic transaction procedures described herein).


Accumulation Units

During the Accumulation Period, we establish an Investment Account for you for each Variable Investment Option to which you allocate a portion of your Contract Value. We credit amounts to those Investment Accounts in the form of "accumulation units" to measure the value of the variable portion of your Contract during the Accumulation Period. We calculate and credit the number of accumulation units in each of your Investment Accounts by dividing (i) the amount allocated to that Investment Account by (ii) the value of an accumulation unit for that Investment Account we next compute after a purchase transaction is complete.

We will usually credit initial Purchase Payments received by mail on the Business Day on which they are received at our Annuities Service Center, and no later than two Business Days after our receipt of all information necessary for issuing the Contract. We will inform you of any deficiencies preventing processing if your Contract cannot be issued. If the deficiencies are not remedied within five Business Days after receipt, we will return your Purchase Payment promptly, unless you specifically consent to our retaining your Purchase Payment until all necessary information is received. We will credit initial Purchase Payments received by wire transfer from broker-dealers on the Business Day received by us if the broker-dealers have made special arrangements with us. We will credit subsequent Purchase Payments on the Business Day they are received at our Annuities Service Center.

We will deduct accumulation units based on the value of an accumulation unit we next compute each time you make a withdrawal or transfer amounts from an Investment Option, and when we deduct certain Contract charges, pay proceeds, or apply amounts to an Annuity Option.

We measure the value of an Investment Account in accumulation units, which vary in value with the performance of the underlying Fund.

Value of Accumulation Units

The value of your accumulation units will vary from one Business Day to the next depending upon the investment results of the Investment Options you select. We arbitrarily set the value of an accumulation unit for each Sub-Account at $10 or $12.50 on the first Business Day the Sub-Account was established. We determine the value of an accumulation unit for any subsequent Business Day by multiplying
(i) the value of an accumulation unit for the immediately preceding Business Day by (ii) the "net investment factor" for that Sub-Account (described below) for the Business Day for which the value is being determined. We value accumulation units as of the end of each Business Day. We deem a Business Day to end, for these purposes, at the time a Fund determines the net asset value of its shares.

We will use a Fund share's net asset value at the end of a Business Day to determine accumulation unit value for a Purchase Payment, withdrawal or transfer transaction only if:


     your Purchase Payment transaction is complete before the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) for that Business Day, or we receive your request for a withdrawal or transfer of Contract Value at the Annuities Service Center before the close of the New York Stock Exchange for that Business Day.

Net Investment Factor


The net investment factor is an index used to measure the investment performance of a Sub-Account from one Business Day to the next (the "valuation period"). The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same. We determine the net investment factor for each Sub-Account for any valuation period by dividing (a) by (b) and subtracting (c) from the result:


Where (a) is:

- the net asset value per share of a Fund share held in the Sub-Account determined at the end of the current valuation period; plus

- the per share amount of any dividend or capital gain distributions made by the Fund on shares held in the Sub-Account if the "ex-dividend" date occurs during the current valuation period.

Where (b) is the net asset value per share of a Fund share held in the Sub-Account determined as of the end of the immediately preceding valuation period.


Where (c) is a factor representing the charges deducted from the Sub-Account on a daily basis for Separate Account annual expenses.


Transfers Among Investment Options

During the Accumulation Period, you may transfer amounts among the Variable Investment Options and from those Investment Options to the Fixed Investment Options, subject to the restrictions set forth below.

You may make a transfer by providing written notice to us, by telephone or by other electronic means that we may provide through the internet (see "Telephone and Electronic Transactions"). We will cancel accumulation units from the Investment Account from which you transfer amounts and we will credit to the Investment Account to which you transfer amounts. Your Contract Value on the date of the transfer will not be affected by a transfer. You must transfer at least $300 or, if less, the entire value of the Investment Account. If after the transfer the amount remaining in the Investment Account is less than $100, then we will transfer the entire amount instead of the requested amount.

Currently, we do not impose a charge for transfer requests. The first twelve transfers in a Contract Year are free of any transfer charge. For each additional transfer in a Contract Year, we do not currently assess a charge but reserve the right (to the extent permitted by your Contract) to assess a reasonable charge (not to exceed the lesser of $25 or 2% of the amount transferred) to reimburse us for the expenses of processing transfers.


Investment options in variable annuity and variable life insurance products can be a prime target for abusive transfer activity because these products value their investment options on a daily basis and allow transfers among investment options without immediate tax consequences. As a result, some investors may seek to frequently transfer into and out of Variable Investment Options in reaction to market news or to exploit some perceived pricing inefficiency. Whatever the reason, frequent transfer activity can harm long-term investors in a Variable Investment Option since such activity may expose a variable Investment option's underlying fund to increased fund transaction costs and/or disrupt the fund manager's ability to effectively manage a fund in accordance with its investment objective and policies, both of which may result in dilution with respect to interests held for long-term investment.


We have adopted a policy and procedures to restrict frequent transfers of Contract Value among Variable Investment Options.


To discourage disruptive frequent trading activity, we have adopted a policy for each Separate Account to restrict transfers to two per calendar month per Contract, with certain exceptions, and procedures to count the number of transfers made under a Contract. Under the current procedures of the Separate Accounts, we count all transfers made during each Business Day that the net asset value of the shares of a Fund are determined ending at the close of day-time trading of the New York Stock Exchange (usually 4 p.m.) as a SINGLE transfer. We do NOT count: (a) scheduled transfers made pursuant to our Dollar Cost Averaging program or our Asset Rebalancing program, (b) transfers from a Fixed Investment Option at the end of its guarantee period, (c) transfers made within a prescribed period before and after a substitution of underlying Funds and (d) transfers made during the Pay-out Period (these transfers are subject to a 30-day notice requirement, however, as described in the "Transfers During Pay-out Period" section of this Prospectus). Under each Separate Account's policy and procedures, Contract Owners may transfer to a Money Market investment option even if a Contract Owner reaches the two transfer per month limit if 100% of the Contract Value in all Variable Investment Options is transferred to that Money Market Investment Option. If such a transfer to a Money Market Investment Option is made, for a 30-calendar day period after such transfer, a Contract Owner may not make any subsequent transfers from that Money Market investment option to another Variable Investment Option. We apply each Separate Account's policy and procedures uniformly to all Contract Owners.


We reserve the right to take other actions to restrict trading, including, but not limited to:

-    restricting the number of transfers made during a defined period;

-    restricting the dollar amount of transfers;

- restricting the method used to submit transfers (e.g., requiring transfer requests to be submitted in writing via U.S. mail); and

-    restricting transfers into and out of certain Sub-Account(s).

In addition, we reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the Funds. We also reserve the right to modify or terminate the transfer privilege at any time (to the extent permitted by applicable law).

While we seek to identify and prevent disruptive frequent trading activity, it is not always possible to do so. Therefore, we cannot provide assurance that the restrictions we impose will be successful in restricting disruptive frequent trading activity and avoiding harm to long-term investors.

Maximum Number of Investment Options


We currently do not limit the number of Investment Options to which you may allocate Purchase Payments.


We permit you to make certain types of transactions by telephone or electronically through the internet.

Telephone and Electronic Transactions


When you purchase a Contract, we will automatically permit you to request transfers and withdrawals by telephone. We will also permit you to access information about your Contract, request transfers and perform some transactions (other than withdrawals) electronically through the internet. You can contact us at the applicable telephone number or internet address shown on the first page of this Prospectus.



To access information and perform electronic transactions through our website, we require you to create an account with a username and password, and maintain a valid e-mail address. You may also authorize other people to make certain transaction requests by telephone or electronically through the internet by sending us instructions in a form acceptable to us.


We will not be liable for following instructions communicated by telephone or electronically that we reasonably believe to be genuine. We will employ reasonable procedures to confirm that instructions we receive are genuine. Our procedures require you to provide information to verify your identity when you call us and we will record all conversations with you. When someone contacts us by telephone and follows our procedures, we will assume that you are authorizing us to act upon those instructions. For electronic transactions through the internet, you will need to provide your username and password. You are responsible for keeping your password confidential and must notify us of:

-    Any loss or theft of your password; or

-    Any unauthorized use of your password.


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We may only be liable for any losses due to unauthorized or fraudulent instructions where we fail to employ our procedures properly.


All transaction instructions we receive by telephone or electronically will be followed by a confirmation statement of the transaction. Transaction instructions we receive by telephone or electronically before the close of day-time trading of the New York Stock Exchange, which is usually 4:00 p.m. Eastern time on any Business Day, will usually be effective at the end of that day. Circumstances beyond our control, such as system outages, or during periods when our telephone lines or our website may be busy, may limit your ability to access or transact business electronically. We may, for example, experience unusual volume during periods of substantial market change.



We may suspend, modify or terminate our telephone or electronic transaction procedures at any time. We may, for example, impose limits on the maximum withdrawal amount available to you through a telephone transaction. Also, as stated earlier in this Prospectus, we have imposed restrictions on transfers and reserve the right to take other actions to restrict trading, including the right to restrict the method used to submit transfers (e.g., by requiring transfer requests to be submitted in writing via U.S. mail). We also reserve the right to suspend or terminate the transfer privilege altogether with respect to anyone who we feel is abusing the privilege to the detriment of others.



We make available Dollar Cost Averaging and Asset Rebalancing programs.



Special Transfer Services-Dollar Cost Averaging



We administer a Dollar Cost Averaging ("DCA") program. If you enter into a DCA agreement, you may instruct us to transfer monthly a predetermined dollar amount from any Variable Investment Option, or from a Fixed Investment Option we permit for this purpose to other Variable Investment Options until the amount in the Investment Option from which the transfer is made is exhausted. You may establish a DCA Fixed Investment Option under the DCA program to make automatic transfers. You may allocate only Purchase Payments (and not existing Contract Values) to the DCA Fixed Investment Option. If you elect the DCA Fixed Investment Option, we will credit the amounts allocated to this option with interest at the guaranteed interest rate in effect on the date of such allocation



From time to time, we may offer special DCA programs where the rate of interest credited to a Fixed Investment Option exceeds our actual earnings on the supporting assets, less appropriate risk and expense adjustments. In such case, we will recover any amounts we credit to your account in excess of amounts earned by us on the assets in the General Account from existing charges described in your Contract. Your Contract charges will not increase as a result of electing to participate in any special DCA program.



The DCA program is generally suitable if you are making a substantial deposit and desire to control the risk of investing at the top of a market cycle. The DCA program allows investments to be made in equal installments over time in an effort to reduce that risk. Therefore, you may achieve a lower purchase price over the long-term by purchasing more accumulation units of a particular Sub-Account when the unit value is low; less when the unit value is high. However, the DCA program does not guarantee profits or prevent losses in a declining market and requires regular investment regardless of fluctuating price levels. Contract Owners interested in the DCA program should consider their financial ability to continue purchases through periods of low price levels. If you are interested in the DCA program, you may elect to participate in the program on the appropriate application or you may obtain a separate authorization form and full information concerning the program and its restrictions from your registered representative or our Annuities Service Center. There is no charge for participation in the DCA program.


Special Transfer Services-Asset Rebalancing Program


We administer an Asset Rebalancing program which enables you to specify the percentage levels you would like to maintain in particular Funds. We will automatically rebalance your Contract Value pursuant to the schedule described below to maintain the indicated percentages by transfers among the Funds. (Fixed Investment Options are not eligible for participation in the Asset Rebalancing program.) You must include your entire value in the Variable Investment Options in the Asset Rebalancing program. Other investment programs, such as the DCA program, or other transfers or withdrawals may not work in concert with the Asset Rebalancing program. Therefore, you should monitor your use of these other programs and any other transfers or withdrawals while the Asset Rebalancing program is being used. If you are interested in the Asset Rebalancing program, you may obtain a separate authorization form and full information concerning the program and its restrictions from your registered representative or our Annuities Service Center. There is no charge for participation in the Asset Rebalancing program.


We will permit asset rebalancing only on the following time schedules:

- quarterly on the 25th day of the last month of the calendar quarter (or the next Business Day if the 25th is not a Business Day);

- semi-annually on June 25th and December 26th (or the next Business Day if these dates are not Business Days); or

- annually on December 26th (or the next Business Day if December 26th is not a Business Day).





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You may withdraw all or a portion of your Contract Value, but may incur tax liability as a result.

Withdrawals


During the Accumulation Period, you may withdraw all or a portion of your Contract Value upon written request (complete with all necessary information) to our Annuities Service Center. You may make withdrawals by telephone as described above under "Telephone and Electronic Transactions." For certain Qualified Contracts, exercise of the withdrawal right may require the consent of the Qualified Plan participant's spouse under the Code. In the case of a total withdrawal, we will pay the Contract Value as of the date of receipt of the request at our Annuities Service Center, minus any Unpaid Loans. We will then cancel the Contract. In the case of a partial withdrawal, we will pay the amount requested and cancel accumulation units credited to each Investment Account equal in value to the amount withdrawn from that Investment Account.



When making a partial withdrawal, you should specify the Investment Options from which the withdrawal is to be made. The amount requested from an Investment Option may not exceed the value of that Investment Option. If you do not specify the Investment Options from which a partial withdrawal is to be taken, we will take the withdrawal from the Variable Investment Options until exhausted. We will then take from the Fixed Investment Option, beginning with the shortest remaining guarantee period first and ending with the longest remaining guarantee period last. If the partial withdrawal is less than the total value in the Variable Investment Options, we will take the withdrawal proportionately from all of your Variable Investment Options. For rules governing the order and manner of withdrawals from the Fixed Investment Option, see "Fixed Investment Options."



There is no limit on the frequency of partial withdrawals; however, the amount withdrawn must be at least $300 or, if less, the entire balance in the Investment Option. If after the withdrawal the amount remaining in the investment option is less than $100, we will treat the partial withdrawal as a withdrawal of the entire amount held in the Investment Option. If a partial withdrawal plus any applicable withdrawal charge would reduce the Contract Value to less than $300, we will treat the partial withdrawal as a total withdrawal of the Contract Value.



We will pay the amount of any withdrawal from the Variable Investment Options promptly, and in any event within seven days of receipt of the request, complete with all necessary information at our Annuities Service Center. We reserve the right to defer the right of withdrawal or postpone payments for any period when:


- the New York Stock Exchange is closed (other than customary weekend and holiday closings);

-    trading on the New York Stock Exchange is restricted;


- an emergency exists as determined by the SEC, as a result of which disposal of securities held in the Separate Accounts is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Accounts' net assets; or


- the SEC, by order, so permits for the protection of security holders; provided that applicable rules and regulations of the SEC shall govern as to whether trading is restricted or an emergency exists.


Withdrawals from the Contract may be subject to income tax and a 10% IRS penalty tax (see "Federal Tax Matters" ). Withdrawals are permitted from Contracts issued in connection with Section 403(b) Qualified Plans only under limited circumstances (see Appendix B: "Qualified Plan Types").



You may make Systematic "Income Plan" withdrawals..


Special Withdrawal Services-The Income Plan


We administer an Income Plan ("IP") which permits you to pre-authorize a periodic exercise of the contractual withdrawal rights described above. After entering into an IP agreement, you may instruct us to withdraw a level dollar amount from specified Investment Options on a periodic basis. The IP is not available to Contracts participating in the DCA program or for which Purchase Payments are being automatically deducted from a bank account on a periodic basis. IP withdrawals, like other withdrawals, may be subject to income tax and a 10% IRS penalty tax. If you are interested in an IP, you may obtain a separate authorization form and full information concerning the program and its restrictions from your registered representative or our Annuities Service Center. There is no charge for participation in the IP program.



If you die during the Accumulation Period, your Beneficiary will receive a death benefit that might exceed your Contract Value.



Death Benefit During Accumulation Period



The Contracts described in this Prospectus provide for the distribution of a death benefit before a Contract's Maturity Date.



AMOUNT OF DEATH BENEFIT. The death benefit payable under the Contract will be the greater of:


-    the Contract Value; or


- the sum of all Purchase Payments made , less any amounts deducted in connection with partial withdrawals.



The amount deducted in connection with partial withdrawals will be on a pro rata basis and will be equal to (i) times (ii) where:



     (i)  is equal to the death benefit prior to the withdrawal; and



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


     (ii) is equal to the partial withdrawal amount divided by the Contract Value prior to the partial withdrawal.



PAYMENT OF DEATH BENEFIT. The determination of the death benefit will be made on the date we receive written notice and "proof of death" as well as all required claims forms from all Beneficiaries at our Annuities Service Center. No one is entitled to the death benefit until this time. Proof of death occurs when we receive one of the following at our Annuities Service Center:


-    a certified copy of a death certificate; or


- a certified copy of a decree of a court of competent jurisdiction as to the finding of death; and all required claim forms; or


-    any other proof satisfactory to us.


If there are any Unpaid Loans, the death benefit equals the death benefit, as described above, minus the amount of Unpaid Loans (including unpaid interest).



DISTRIBUTION OF DEATH BENEFIT. The following discussion applies principally to distribution of death benefits upon the death of an Owner under Contracts that are not issued in connection with Qualified Plans, i.e., "Non-Qualified Contracts." Tax law requirements applicable to Qualified Plans, including IRAs, and the tax treatment of amounts held and distributed under such plans, are quite complex. Accordingly, if your Contract is used in connection with a Qualified Plan, you should seek competent legal and tax advice regarding requirements governing the distribution of benefits, including death benefits, under the plan. In particular, if you intend to use the Contract in connection with a Qualified Plan, including an IRA, you and your advisor should consider that there is some uncertainty as to the income tax effects of the death benefit on Qualified Plans, including IRAs (see "Federal Tax Matters" and B: "Qualified Plan Types").



In designating Beneficiaries you may impose restrictions on the timing and manner of payment of death benefits. The description of death benefits in this Prospectus does not reflect any of the restrictions that could be imposed, and it should be understood as describing what will happen if the Contract Owner chooses not to restrict death benefits under the Contract. If the Contract Owner imposes restrictions, those restrictions will govern payment of the death benefit.



We will pay the death benefit to the Beneficiary if any contract Owner dies before the Maturity Date. If there is a surviving Owner, that contract Owner will be deemed to be the Beneficiary. No death benefit is payable on the death of any Annuitant, except that if any Owner is not a natural person, the death of any Annuitant will be treated as the death of an Owner. On the death of the last surviving Annuitant, the Owner, if a natural person, will become the Annuitant unless the Owner designates another person as the Annuitant.


The death benefit may be taken in the form of a lump sum. If so, we will pay death benefits under our current administrative procedures within seven calendar days of the date that we determine the amount of the death benefit, subject to postponement under the same circumstances that payment of withdrawals may be postponed (see "Withdrawals").


If the death benefit payable upon the death of an Owner is not taken immediately, the Contract will continue, subject to the following:


-    The Beneficiary will become the Owner.


- We will allocate any excess of the death benefit over the Contract Value to the Owner's Investment Accounts in proportion to their relative values on the date of receipt by us of due proof of the Owner's death.


-    No additional Purchase Payments may be made.


- If the deceased Owner's spouse is the Beneficiary, the surviving spouse continues the Contract as the new Owner. In such a case, the distribution rules applicable when a Contract Owner dies will apply when the spouse, as the Owner, dies. In addition, a death benefit will be paid upon the death of the spouse. For purposes of calculating the death benefit payable upon the death of the spouse (excluding any optional benefits), we will treat the death benefit paid upon the first Owner's death as a Purchase Payment to the Contract. In addition, all payments made and all amounts deducted in connection with partial withdrawals prior to the date of the first Owner's death will not be considered in the determination of the spouse's death benefit.



- If the Beneficiary is not the deceased Owner's spouse, distribution of the Owner's entire interest in the Contract must be made within five years of the Owner's death, or alternatively, distribution may be made as an annuity, under one of the Annuity Options described below , which begins within one year of the Owner's death and is payable over the life of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary (see "Annuity Options"). If distribution is not made as an annuity, upon the death of the Beneficiary, the death benefit will equal the Contract Value and must be distributed immediately in a single sum.

- Alternatively, if the Contract is not a Qualified Contract and if the Beneficiary is not the deceased Owner's spouse, distribution of the Owner's entire interest in the Contract may be made as a series of withdrawals over the Beneficiary's life expectancy. If this form of distribution is selected, the Beneficiary may not reduce or stop the withdrawals, but may in any year withdraw more than the required amount for that year. If life expectancy withdrawals have been selected and the initial Beneficiary dies while value remains in the Contract, a successor Beneficiary may either take a lump sum distribution of the remaining balance or continue periodic withdrawals according to the original schedule based on the initial Beneficiary's life expectancy.



A substitution or addition of any Contract Owner may result in resetting the death benefit to an amount equal to the Contract Value as of the date of the change. For purposes of subsequent calculations of the death benefit prior to the Maturity Date, the Contract Value on the date of the change will be treated as a Purchase Payment made on that date. In addition, all Purchase Payments made and all amounts deducted in connection with partial withdrawals prior to the date of the change will not be considered in the determination of the death benefit. No such change in death benefit will be made if the person whose death will cause the death benefit to be paid is the same after the change in ownership or if ownership is transferred to the Owner's spouse.



Please see "Optional Benefits" for a discussion of benefits available to Beneficiaries under the optional Annual Step Death Benefit.


PAY-OUT PERIOD PROVISIONS

You have a choice of several different ways of receiving annuity benefit payments from us.

General


Generally, we will begin paying annuity benefits to the Annuitant under the Contract on the Contract's Maturity Date (the first day of the Pay-out Period). The Maturity Date is the date specified on your Contract's specifications page, unless you change that date. If no date is specified, the Maturity Date is the first day of the month following the later of the 90th birthday of the oldest Annuitant or the tenth Contract Anniversary. You may specify a different Maturity Date at any time by written request at least one month before both the previously specified and the new Maturity Date. The new Maturity Date may not be later than the previously specified Maturity Date unless we consent. Maturity Dates which occur when the Annuitant is at an advanced age, e.g., past age 90, may have adverse income tax consequences (see "Federal Tax Matters"). Distributions may be required from Qualified Contracts before the Maturity Date.


You may select the frequency of annuity benefit payments. However, if the Contract Value at the Maturity Date is such that a monthly payment would be less than $20, we may pay the Contract Value, minus any Unpaid Loans, in one lump sum to the Annuitant on the Maturity Date.

Annuity Options


Annuity benefit payments are available under the Contract on a fixed, variable, or combination fixed and variable basis. Upon purchase of the Contract, and at any time during the Accumulation Period, you may select one or more of the Annuity Options described below on a fixed and/or variable basis or choose an alternate form of payment acceptable to us. If an Annuity Option is not selected, we will provide as a default, an Annuity Option in the form of a life annuity with payments guaranteed for ten years as described below. We will provide either variable or fixed, or a combination variable and fixed annuity payments in proportion to the Investment Account Value of each Investment Option at the Maturity Date. We will determine annuity benefit payments based on the Investment Account Value of each Investment Option at the Maturity Date. Internal Revenue Service ("IRS") regulations may preclude the availability of certain Annuity Options in connection with certain Qualified Contracts. Once annuity benefit payments commence, we may not change the Annuity Option and the form of settlement.


Please read the description of each Annuity Option carefully. In general, a non-refund life annuity provides the highest level of payments. However, because there is no guarantee that any minimum number of payments will be made, an Annuitant may receive only one payment if the Annuitant dies prior to the date the second payment is due. You may also elect annuities with payments guaranteed for a certain number of years but the amount of each payment will be lower than that available under the non-refund life Annuity Option.


We guarantee the following Annuity Options are offered in the Contract.



     OPTION 1(A): NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetime of the Annuitant. No payments are due after the death of the Annuitant. Because there is no guarantee that we will make any minimum number of payments, an Annuitant may receive only one payment if the Annuitant dies prior to the date the second payment is due.


     OPTION 1(B): LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the Annuitant. Because we guarantee payments for 10 years, we will make annuity benefit payments to the end of such period if the Annuitant dies prior to the end of the tenth year.


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     OPTION 2(A): JOINT & SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetimes of the Annuitant and a designated co-Annuitant. No payments are due after the death of the last survivor of the Annuitant and co-Annuitant. Because there is no guarantee that we will make any minimum number of payments, an Annuitant or co-Annuitant may receive only one payment if the Annuitant and co-Annuitant die prior to the date the second payment is due.


     OPTION 2(B): JOINT & SURVIVOR LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetimes of the Annuitant and a designated co-Annuitant. Because we guarantee payments for 10 years, we will make annuity benefit payments to the end of such period if both the Annuitant and the co-Annuitant die prior to the end of the tenth year.

In addition to the foregoing Annuity Options which we are contractually obligated to offer at all times, we currently offer the following Annuity Options. We may cease offering the following Annuity Options at any time and may offer other Annuity Options in the future.


     OPTION 3: LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 5, 15 OR 20 YEARS - An annuity with payments guaranteed for 5, 15 or 20 years and continuing thereafter during the lifetime of the Annuitant. Because we guarantee payments for the specific number of years, we make annuity benefit payments to the end of the last year of the 5, 15 or 20 year period.


     OPTION 4: JOINT & TWO-THIRDS SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with full payments during the joint lifetime of the Annuitant and a designated co-Annuitant and two-thirds payments during the lifetime of the survivor. Because we do not guarantee that we will make any minimum number of payments, an Annuitant or co-Annuitant may receive only one payment if the Annuitant and co-Annuitant die prior to the date the second payment is due.

     OPTION 5: PERIOD CERTAIN ONLY ANNUITY FOR 10, 15 OR 20 YEARS - An annuity with payments for a 10, 15 or 20 year period and no payments thereafter.

FULL SURRENDERS DURING THE PAY-OUT PERIOD. You may surrender your Contract, after the Pay-out Period has begun, only if you have selected a variable pay-out under Option 5: Period Certain Only Annuity for 10, 15, or 20 years. Under this option, we will pay you the present value of any remaining guaranteed annuity benefit payments ("Commuted Value") of your Contract. The Commuted Value is determined on the day we receive your written request for surrender.

If you elect to take the entire Commuted Value of the remaining annuity benefit payments due in the Period Certain, we will make no future annuity benefit payments.

PARTIAL SURRENDERS DURING THE PAY-OUT PERIOD. We permit partial surrenders after the Pay-out Period has begun, only if you have selected a variable pay-out under Option 5: Period Certain Only Annuity for 10, 15, or 20 years. You make take partial surrenders of amounts equal to the Commuted Value of the payments that we would have made during the Period Certain. The Commuted Value is determined on the day we receive your written request for surrender.


If you elect to take only the Commuted Value of some of the remaining annuity benefit payments due in the Period Certain, we will reduce the remaining annuity benefit payments during the remaining Period Certain.


FIXED ANNUITY OPTIONS. Subject to the distribution of death benefits provisions (see "Death Benefit During Accumulation Period"), on death, withdrawal or the Maturity Date of the Contract, the proceeds may be applied to a Fixed Annuity Option.

We determine the amount of each Fixed Annuity benefit payment by applying the portion of the proceeds (minus any applicable premium taxes) applied to purchase the Fixed Annuity to the appropriate table in the Contract. If the table we are then using is more favorable to you, we will substitute that table. If you choose an Annuity Option that is not guaranteed in the Contract, we will use the appropriate table that we are currently offering. We guarantee the dollar amount of Fixed Annuity benefit payments.

Determination of Amount of the First Variable Annuity Benefit Payment


We determine the first Variable Annuity benefit payment by applying the portion of the proceeds (minus any applicable premium taxes) applied to purchase a Variable Annuity to the annuity tables contained in the Contract. We will determine the amount of the Contract Value as of the date not more than ten Business Days prior to the Maturity Date. We will reduce Contract Value used to determine annuity benefit payments by any applicable premium taxes.



The rates contained in the annuity tables vary with the Annuitant's sex and age and the Annuity Option selected. However, we may not use sex-distinct tables for Contracts issued in connection with certain employer-sponsored retirement plans. Under such tables, the longer the life expectancy of the Annuitant under any life Annuity Option or the longer the period for which payments are guaranteed under the option, the smaller the amount of the first monthly Variable Annuity benefit payment will be.

Annuity Units and the Determination of Subsequent Variable Annuity Benefit Payments


We will base Variable Annuity benefit payments after the first one on the investment performance of the Sub-Accounts selected during the Pay-out Period. The amount of a subsequent payment is determined by dividing the amount of the first annuity benefit payment from each Sub-Account by the Annuity Unit value of that Sub-Account (as of the same date the Contract Value to effect the annuity was determined) to establish the number of Annuity Units which will thereafter be used to determine payments. This number of Annuity Units for each Sub-Account is then multiplied by the appropriate Annuity Unit value as of a uniformly applied date not more than ten Business Days before the annuity benefit payment is due, and the resulting amounts for each Sub-Account are then totaled to arrive at the amount of the annuity benefit payment to be made. The number of Annuity Units generally remains constant throughout the Pay-out Period (assuming no transfer is made). We will deduct a pro-rata portion of the administration fee from each annuity benefit payment.


The value of an Annuity Unit for each Sub-Account for any Business Day is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor for that Sub-Account (see "Net Investment Factor") for the valuation period for which the Annuity Unit value is being calculated and by a factor to neutralize the assumed interest rate. Generally, if the net investment factor is greater than the assumed interest rate, the payment amount will increase. If the net investment factor is less than the assumed interest rate, the payment amount will decrease.


We build a 3% assumed interest rate into the annuity tables in the Contract used to determine the first variable annuity benefit payment. The smallest annual rate of investment return which is required to be earned on the assets of the Separate Account so that the dollar amount of Variable Annuity benefit payments will not decrease is 4.83%.


Some transfers are permitted during the Pay-out Period, but subject to different limitations than during the Accumulation Period.

Transfers During Pay-out Period

Once Variable Annuity benefit payments have begun, you may transfer all or part of the investment upon which those payments are based from one Sub-Account to another. You must submit your transfer request to our Annuities Service Center at least 30 DAYS BEFORE the due date of the first annuity benefit payment to which your transfer will apply. We will make transfers after the Maturity Date by converting the number of Annuity Units being transferred to the number of Annuity Units of the Sub-Account to which the transfer is made, so that the next annuity benefit payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity benefit payments will reflect changes in the value of the Annuity Units for the new Sub-Account selected. We reserve the right to limit, upon notice, the maximum number of transfers a Contract Owner may make per Contract Year to four. Once annuity benefit payments have commenced, a Contract Owner may not make transfers from a Fixed Annuity Option to a Variable Annuity Option or from a Variable Annuity Option to a Fixed Annuity Option. In addition, we reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of a Fund. We also reserve the right to modify or terminate the transfer privilege at any time in accordance with applicable law.

Death Benefit During Pay-out Period

If an Annuity Option providing for payments for a guaranteed period has been selected, and the Annuitant dies during the Pay-out Period, we will make the remaining guaranteed payments to the Beneficiary. We will make any remaining payments as rapidly as under the method of distribution being used as of the date of the Annuitant's death. If no Beneficiary is living, we will commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in determining the payments) and pay that single sum to the estate of the last to die of the Annuitant and the Beneficiary.

OTHER CONTRACT PROVISIONS


You have a right to cancel your Contract.


Right to Review

You may cancel the Contract by returning it to our Annuities Service Center or to your registered representative at any time within 10 days after receiving it or such other period as required by law. Within 7 days of receiving a returned Contract, we will pay you the Contract Value (minus any Unpaid Loans) computed at the end of the Business Day on which we receive your returned Contract.


The ten day right to review may vary in certain states in order to comply with the requirements of state insurance laws and regulations. When the Contract is issued as an individual retirement annuity under Sections 408 or 408A of the Code, during the first 7 days of the 10 day period, we will return all Purchase Payments if this is greater than the amount otherwise payable.


If you purchase your Contract in connection with a replacement of an existing contract, your Contract may provide for a longer time period to return it to us. For example, in New York, you may return the Contract at any time within 60 days after receiving it. Replacement of an existing annuity contract generally is defined as the purchase of a new contract in connection with (a) the lapse, partial or full surrender or change of, or borrowing from, an existing annuity or life insurance contract or (b) the assignment to a new issuer of an existing annuity contract. This description, however, does not necessarily cover all situations which could be considered a replacement of an existing contract. Therefore, you should consult with your registered representative or attorney regarding whether the purchase of a new a Contract is a replacement of an existing contract.


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(Applicable to Residents of California Only) Residents in California age 60 and
greater may cancel the Contract by returning it to our Annuities Service Center or agent at any time within 30 days after receiving it. We will allocate your Purchase Payments to the Money Market Investment Option during this period. We will, however, permit you to elect to allocate your Purchase Payments during this 30 day period to a Fixed Investment Option (if available), or to one or more of the Variable Investment Options. If you cancel the Contract during this 30 day period and your Purchase Payments were allocated to a Fixed Investment Option or the Money-Market Investment Option, we will pay you the original amount of your Purchase Payments. If your Purchase Payments were allocated to a Variable Investment Option (other than the Money Market Fund), we will pay you the Contract Value, (minus any Unpaid Loans), computed at the end of the Business Day on which we receive your returned Contract.

You own the Contract.


Ownership



Prior to the Maturity Date, the Contract Owner is the person designated in the Contract specifications page or as subsequently named. On and after the Maturity Date, the Annuitant is the Contract Owner. If amounts become payable to any Beneficiary under the Contract, the Beneficiary is the Contract Owner.



In the case of Non-Qualified Contracts, you may change ownership of the Contract or you may collaterally assign the Contract at any time prior to the Maturity Date, subject to the rights of any irrevocable Beneficiary. Changing the ownership of a Contract may be treated as a (potentially taxable) distribution from the Contract for Federal tax purposes. A collateral assignment is treated as a distribution from the Contract and will be tax reported as such. An addition or substitution of any Contract Owner may result in resetting the death benefit to an amount equal to the Contract Value as of the date of the change and treating that value as a Purchase Payment made on that date for purposes of computing the amount of the death benefit.



You must make any change of ownership or assignment in writing and we must receive such written change at the Annuities Service Center. We must approve any change. We assume no liability for any payments made or actions taken before a change is approved or an assignment is accepted or responsibility for the validity or sufficiency of any assignment. An absolute assignment will revoke the interest of any revocable Beneficiary.



In the case of Qualified Contracts, ownership of the Contract generally may not be transferred except by the trustee of an exempt employees' trust which is part of a retirement plan qualified under Section 401 of the Code or as otherwise permitted by applicable IRS regulations. Subject to the foregoing, you may not sell, assign, transfer, discount or pledge as collateral for a loan or as security for the performance of an obligation, or for any other purpose, a Qualified Contract to any person other than us.


The Annuitant is either you or someone you designate.

Annuitant


The Annuitant is any natural person or persons whose life is used to determine the duration of annuity benefit payments involving life contingencies. The Annuitant is entitled to receive all annuity benefit payments under the Contract. If the Contract Owner names more than one person as an "Annuitant," the second person named shall be referred to as "co- Annuitant." The Annuitant is as designated on the Contract specifications page or in the application, unless changed. You must make any change of Annuitant in writing in a form acceptable to us. We must approve any change.



On the death of the Annuitant prior to the Maturity Date, the co-Annuitant, if living, becomes the Annuitant. If there is no living co-Annuitant, the Owner becomes the Annuitant. In the case of certain Qualified Contracts, there are limitations on the ability to designate and change the Annuitant and the co-Annuitant. The Annuitant becomes the Owner of the Contract at the Maturity Date.



If any Annuitant is changed and any Contract Owner is not a natural person, we must distribute the entire interest in the Contract to the Contract Owner within five years. We will reduce the amount distributed by charges that would otherwise apply upon withdrawal.


The Beneficiary is the person you designate to receive the death benefit if you die.

Beneficiary


The Beneficiary is the person, persons or entity designated in the Contract specifications page (or as subsequently changed). However, if there is a surviving Contract Owner, we will treat that person as the Beneficiary. You may change the Beneficiary subject to the rights of any irrevocable Beneficiary. You must make any change in writing. We must approve any change. If approved, we will effect such change as of the date on which written. We assume no liability for any payments made or actions taken before the change is approved. If no Beneficiary is living, the Contingent Beneficiary will be the Beneficiary. The interest of any Beneficiary is subject to that of any assignee. If no Beneficiary or Contingent Beneficiary is living, the Beneficiary is the estate of the deceased Contract Owner. In the case of certain Qualified Contracts, IRS regulations may limit designations of Beneficiaries.


Modification


We may not modify your Contract or certificate without your consent, except to the extent required to make it conform to any law or regulation or ruling issued by a governmental agency.



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Our Approval

We reserve the right to accept or reject any Contract application at our sole discretion.

Misstatement and Proof of Age, Sex or Survival


We may require proof of age, sex or survival of any person upon whose age, sex or survival any payment depends. If the age or sex of the Annuitant has been misstated, the benefits will be those that would have been provided for the Annuitant's correct age and sex. If we have made incorrect annuity benefit payments, we will pay the amount of any underpayment immediately and we will deduct the amount of any overpayment from future annuity benefit payments.


FIXED INVESTMENT OPTIONS

Interests in a Fixed Investment Option are not registered under the Securities Act of 1933, as amended (the "1933 Act"), and each Company's General Account is not registered as an investment company under the 1940 Act. Neither interests in a Fixed Investment Option nor a General Account are subject to the provisions or restrictions of the 1933 Act or the 1940 Act. Nonetheless, Federal securities laws may require disclosures relating to interests in a Fixed Investment Option and a General Account to be accurate.

Interest Rates and Availability


Currently, we do not make available any Fixed Investment Options, other than a DCA Fixed Investment Option under the DCA program (see "Special Transfer Services-Dollar Cost Averaging" for details). However, we may make available Fixed Investment Options under the Contract in the future. If we do, a Fixed Investment Option provides for the accumulation of interest on Purchase Payments at guaranteed rates for the duration of the guarantee period. We determine the guaranteed interest rates on amounts allocated or transferred to a Fixed Investment Option from time-to-time. In no event will the guaranteed rate of interest be less than guaranteed minimum interest rate stated in your Contract. Once an interest rate is guaranteed for a Fixed Investment Option, it is guaranteed for the duration of the guarantee period, and we may not change it.



Fixed Investment Options are not available with John Hancock USA Contracts issued in Minnesota, Mississippi, or Oregon. Certain other states may impose restrictions on the availability of Fixed Investment Options under your Contract.



Transfers



During the Accumulation Period, you normally may transfer amounts from a Fixed Investment Option to the Variable Investment Options only at the end of a guaranteed period. You may, however, transfer amounts from Fixed to Variable Investment Options prior to the end of the guarantee period pursuant to the DCA program. Where there are multiple Investment Accounts within a Fixed Investment Option, amounts must be transferred from that Fixed Investment Option on a first-in-first-out basis.


You may also make transfers from Variable Investment Options to a Fixed Investment Option, if available, at any time prior to the Maturity Date, as permitted by applicable law. We establish a separate Investment Account each time you allocate or transfer amounts to a Fixed Investment Option, except that for amounts allocated or transferred the same day, we will establish as single Investment Account. You may not allocate amounts to a Fixed Investment Option that would extend the guarantee period beyond the Maturity Date.

Subject to certain regulatory limitations, we may determine to restrict payments and transfers to Fixed Investment Options at any time the declared interest rate in effect equals the minimum interest rate specified in your Contract.


Renewals


At the end of a guarantee period, you may establish a new Investment Account with the same guarantee period at the then current interest rate, if available, or transfer the amounts to a Variable Investment Option, all without the imposition of any charge. In the case of renewals in the last year of the Accumulation Period, the only Fixed Investment Option available is to have interest accrued for the remainder of the Accumulation Period at the then current interest rate for one-year guarantee period.


Withdrawals


You may make total and partial withdrawals of amounts held in a Fixed Investment Option at any time during the Accumulation Period. Withdrawals from a Fixed Investment Option will be made in the same manner and be subject to the same limitations as set forth under "Withdrawals".

We reserve the right to defer payment of amounts withdrawn from a Fixed Investment Option for up to six months from the date we receive the written withdrawal request. If a withdrawal is deferred for more than 30 days pursuant to this right, we will pay interest on the amount deferred at a rate not less than 3% per year (or a higher rate if required by applicable law).

If you do not specify the Investment Options from which a partial withdrawal is to be taken, the partial withdrawal will be taken from the Variable Investment Options until exhausted and then from the Fixed Investment Options. Such withdrawals will be made from the Investment Options beginning with the shortest guarantee period. Within such a sequence, where there are multiple Investment


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Accounts within a Fixed Investment Option, withdrawals will be made on a first-in-first-out basis. For this purpose, the DCA Fixed Investment Option is considered to have a shorter guarantee period than the one-year Fixed Investment Option.

Withdrawals from the Contract may be subject to income tax and a 10% penalty tax. See "Federal Tax Matters" below. Withdrawals are permitted from Contracts issued in connection with Section 403(b) qualified plans only under limited circumstances. See Appendix B "Qualified Plan Types".


Loans



We offer a loan privilege only to owners of Contracts issued in connection with
Section 403(b) qualified plans that are not subject to Title I of ERISA. If you own such a Contract, you may borrow from us, using your Contract as the only security for the loan, in the same manner and subject to the same limitations as described under "Loans." (See "Federal Tax Matters"). THE LOAN PRIVILEGE WILL NOT BE AVAILABLE TO SUCH CONTRACTS IF YOU ELECT ANY PRINCIPAL PLUS FOR LIFE OPTIONAL BENEFIT RIDER.



Charges


No asset based charges are deducted from Fixed Investment Options.


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                                Optional Benefits



You may elect to purchase any one of Principal Plus for Life, Principal Plus for Life Plus Automatic Annual Step-up, or Principal Plus for Life Plus Spousal Protection optional benefit Riders, if available in your state. You must not be over age 80 to purchase Principal Plus for Life or Principal Plus for Life Plus Automatic Annual Step-up. For Principal Plus for Life Plus Spousal Protection:
(a) the older of you and your spouse must be less than 81; and (b) both you and your spouse must be at least 65 or, if not, you must have birthdates less than 6 years apart from each other. You may elect to purchase either the Principal Plus for Life Rider, the Principal Plus for Life Plus Automatic Annual Step-up Rider if you are not over age 80. YOU MAY NOT ELECT MORE THAN ONE OF PRINCIPAL PLUS FOR LIFE, THE PRINCIPAL PLUS FOR LIFE PLUS AUTOMATIC ANNUAL STEP-UP, OR THE PRINCIPAL PLUS FOR LIFE PLUS SPOUSAL PROTECTION RIDERS.



PRINCIPAL PLUS FOR LIFE



Definitions



We use the following definitions to describe how the Principal Plus for Life optional benefit Rider works:



Guaranteed Withdrawal Balance means:



- The total amount we guarantee to be available for future periodic withdrawals during the Accumulation Period;



- The initial Guaranteed Withdrawal Balance is equal to your initial Purchase Payment, up to the maximum Guaranteed Withdrawal Balance;



-    The maximum Guaranteed Withdrawal Balance at any time is $5,000,000.



Guaranteed Withdrawal Amount or means:



- The amount we guarantee to be available each Contract Year for withdrawal during the Accumulation Period until the Guaranteed Withdrawal Balance is depleted;



- The initial Guaranteed Withdrawal Amount is equal to 5% of the initial Guaranteed Withdrawal Balance;



-    The maximum Guaranteed Withdrawal Amount at any time is $250,000.



Covered Person means:



- The person whose life we use to determine the duration of the Lifetime Income Amount payments;



- The oldest Owner at issue of the Rider or the oldest Annuitant in the case of a non-natural Owner.



Lifetime Income Amount means:



- The amount we guarantee to be available each Contract Year for withdrawal during the Accumulation Period after the Age 65 Contract Anniversary and while the Covered Person remains alive as an Owner or Annuitant of the contract;



- We determine the initial Lifetime Income Amount on the Age 65 Contract Anniversary (or the date you purchase the benefit, if later.)



- The initial Lifetime Income Amount is equal to 5% of the Guaranteed Withdrawal Balance at the time we make our determination.



Age 65 Contract Anniversary means the Contract Anniversary on, or next following, the date the Covered Person attains age 65.



Reset means a reduction of guaranteed amounts resulting from our recalculation of the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount or the "Lifetime Income Amount". We may Reset guaranteed amounts if your annual withdrawals of Contract Value exceed the Guaranteed Withdrawal Amount or "Lifetime Income Amount".



Step-up means an increase of guaranteed amounts resulting from our recalculation of the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount or "Lifetime Income Amount" on certain anniversary dates to reflect market performance that exceeds previously calculated benefits.



For purposes of the following description of Principal Plus for Life, "withdrawal" refers to the amount withdrawn, including any applicable withdrawal charges.



Overview



The optional Principal Plus for Life Rider provides a guaranteed minimum withdrawal benefit during the Accumulation Period. We designed the Principal Plus for Life Rider to guarantee the return of your investments in the contract, as long as you limit your withdrawals each Contract Year during the Accumulation Period to a Guaranteed Withdrawal Amount. On the Age 65 Contract Anniversary, or at issue if the Covered Person is already 65 or older, we calculate a "Lifetime Income Amount". If you subsequently limit your annual withdrawals to the Lifetime Income Amount, Principal Plus for Life guarantees that we will make the Lifetime



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Income Amount benefit available to you, as long as that Covered Person is alive and an Owner, Beneficiary or Annuitant under the Contract, even after you have recovered your investments in the contract and even if your Contract Value reduces to zero.



You may elect Principal Plus for Life only at the time you purchase a Contract, provided:



-    the Rider is available for sale in the state where the contract was sold;



- you limit your investment of Purchase Payments and Contract Value to the Investment Options we make available with the respective Rider; and



-    you have not yet attained age 81.



We reserve the right to accept or refuse to issue Principal Plus for Life at our sole discretion. Once you elect Principal Plus for Life, its effective date will be the Contract Date and it is irrevocable. We charge an additional fee of 0.40% for Principal Plus for Life and reserve the right to increase the charge to a maximum charge of 0.75% if the Guaranteed Withdrawal Balance is "Stepped- up" to equal the Contract Value (see "Principal Plus For Life Fee").



Effect of Withdrawals



We decrease the Guaranteed Withdrawal Balance each time you make a withdrawal. If your total withdrawals during a Contract Year are less than or equal to the Guaranteed Withdrawal Amount, we will decrease the Guaranteed Withdrawal Balance by the amount of the withdrawals. If a withdrawal causes total withdrawals during a Contract Year to exceed the Guaranteed Withdrawal Amount (or if total withdrawals during a Contract Year have already exceeded the Guaranteed Withdrawal Amount), we will automatically Reset the Guaranteed Withdrawal Balance to equal the lesser of:



-    the Contract Value immediately after the withdrawal; or



- the Guaranteed Withdrawal Balance immediately prior to the withdrawal minus the amount of the withdrawal.



Each time we Reset the Guaranteed Withdrawal Balance, we also recalculate the Guaranteed Withdrawal Amount. The Guaranteed Withdrawal Amount will equal the lesser of (a) the Guaranteed Withdrawal Amount prior to the withdrawal or (b) 5% of the greater of the Contract Value after the withdrawal or the new Guaranteed Withdrawal Balance value. After the Age 65 Contract Anniversary, we also will recalculate the Lifetime Income Amount if a withdrawal causes total withdrawals during a Contract Year to exceed the Lifetime Income Amount (or if total withdrawals during a Contract Year have already exceeded the Lifetime Income Amount). In that case, the Lifetime Income Amount will equal the lesser of (a) the Lifetime Income Amount prior to the withdrawal or (b) 5% of the greater of the Contract Value immediately after the withdrawal or the new Guaranteed Withdrawal Balance value.



In certain circumstances, however, we will not Reset the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and/or the Lifetime Income Amount, even where a withdrawal would exceed the Guaranteed Withdrawal Amount and/or Lifetime Income Amount for a Contract Year. These involve withdrawals taken as "Life Expectancy Distributions" under an automatic distribution program provided by us (see "Life Expectancy Distributions" below).



We do not change your Guaranteed Withdrawal Amount when you make a withdrawal if your total withdrawals during a Contract Year are less than or equal to the Guaranteed Withdrawal Amount. Similarly, we do not change your Lifetime Income Amount when you make a withdrawal if your total withdrawals during a Contract Year are less that or equal to the Lifetime Income Amount. If you take any withdrawals prior to the Contract Year in which the Covered Person attains age 65, the initial amount of the Lifetime Income Amount may be less than the Guaranteed Withdrawal Amount. Although you may continue to take withdrawals up to the Guaranteed Withdrawal Amount after the Age 65 Contract Anniversary without reduction of the Guaranteed Withdrawal Amount benefit (as long as there is a positive Guaranteed Withdrawal Balance value) your Lifetime Income Amount benefit may be reduced if the amount you withdraw exceeds the Lifetime Income Amount. You could eventually lose any benefit based on the Lifetime Income Amount if you continue to take withdrawals in excess of the Lifetime Income Amount. If your withdrawals are less than the full Guaranteed Withdrawal Amount available in any Contract Year, the remaining Guaranteed Withdrawal Amount cannot be carried forward to the next Contract Year.



The Principal Plus for Life benefit enters a "Settlement Phase" if a withdrawal less than or equal to the Guaranteed Withdrawal Amount reduces the Contract Value to zero but either the Guaranteed Withdrawal Balance or the Lifetime Income Amount immediately after the withdrawal is greater than zero (see "Settlement Phase" below). The Principal Plus for Life benefit terminates if the Contract Value, Guaranteed Withdrawal Balance and Lifetime Income Amount immediately after a withdrawal are all equal to zero (see "Principal Plus for Life Fee" and "Termination" sections below.)



IF YOUR ANNUAL WITHDRAWALS EXCEED THE GUARANTEED WITHDRAWAL AMOUNT, WE WILL RECALCULATE AMOUNTS WE GUARANTEE FOR FUTURE WITHDRAWALS. WE MAY RESET GUARANTEED WITHDRAWAL BALANCE, GUARANTEED WITHDRAWAL AMOUNT AND LIFETIME INCOME AMOUNT VALUES TO REFLECT REDUCTIONS THAT EXCEED THE AMOUNT OF YOUR WITHDRAWALS. A RESET ALSO MAY REDUCE THE TOTAL AMOUNT GUARANTEED BELOW THE TOTAL OF YOUR PURCHASE PAYMENTS AND MAY REDUCE OR ELIMINATE FUTURE GUARANTEED WITHDRAWAL AMOUNT AND LIFETIME INCOME AMOUNT VALUES. WITHDRAWALS IN EXCESS OF THE LIFETIME INCOME AMOUNT MAY REDUCE OR ELIMINATE FUTURE LIFETIME INCOME AMOUNT VALUES.



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Bonuses, when applied, will increase the Guaranteed Withdrawal Balance and may increase the Guaranteed Withdrawal Amount and the Lifetime Income Amount.



Bonus Qualification and Effect



We will increase the Guaranteed Withdrawal Balance at the end of each Contract Year during Principal Plus for Life's Bonus Period if you take no withdrawals during that Contract Year. For these purposes, the Bonus Period is the lesser of the first 10 Contract Years or each Contract Year up to the Contract Year in which the Covered Person attains age 80. Each time you qualify for a Bonus, we will increase the Guaranteed Withdrawal Balance:



- by an amount equal to 5% of total Purchase Payments to the contract if you did not previously Step-up the Guaranteed Withdrawal Balance and/or we did not previously Reset the Guaranteed Withdrawal Balance (see "Effects Of Withdrawals" below); otherwise



- by an amount equal to 5% of the Guaranteed Withdrawal Balance immediately after the latest Step-up or Reset, increased by any Purchase Payments received since such latest Step-up or Reset.



Each time we apply a bonus to the Guaranteed Withdrawal Balance, we will also recalculate the Guaranteed Withdrawal Amount and the Lifetime Income Amount. The Guaranteed Withdrawal Amount will equal the greater of Guaranteed Withdrawal Amount prior to the bonus or 5% of the Guaranteed Withdrawal Balance after the bonus. The Lifetime Income Amount will equal the greater of the Lifetime Income Amount prior to the bonus or 5% of the Guaranteed Withdrawal Balance after the bonus.



Step-ups will increase the Guaranteed Withdrawal Balance and may increase the Guaranteed Withdrawal Amount and the Lifetime Income Amount.



Step-up of Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and Lifetime Income Amount



If the Contract Value on any Step-up Date is greater than the Guaranteed Withdrawal Balance on that date, we will automatically increase ("Step-up") the Guaranteed Withdrawal Balance to equal the Contract Value (subject to the maximum Guaranteed Withdrawal Balance limit of $5 million). Each time we apply a Step-up, we will also recalculate the Guaranteed Withdrawal Amount, the Lifetime Income Amount, and the Rider Fee (see "Principal Plus for Life Fee"). The Guaranteed Withdrawal Amount will equal the greater of the Guaranteed Withdrawal Amount prior to the Step-up or 5% of the new Guaranteed Withdrawal Balance value after the Step-up and the Lifetime Income Amount will equal the greater of the Lifetime Income Amount prior to the Step-up or 5% of the new Guaranteed Withdrawal Balance value after the Step-up. We also reserve the right to increase the rate of the Principal Plus for Life fee up to a maximum rate of 0.75%. If we decide to increase the rate at the time of a Step-up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the automatic Step-up (see "Principal Plus for Life Fee"). If you decline the Step-up, the fee rate will not be increased.



The Step-up Dates occur only while the Principal Plus for Life Benefit is in effect. We schedule the Step-up Dates for the 3rd, 6th, and 9th Contract Anniversary after the Contract Date up to and including the 30th Contract Anniversary while the Principal Plus for Life Benefit is in effect. After the 9th Contract Anniversary, in states where permitted, we increase the schedule of Step-up Dates to include each succeeding Contract Anniversary (e.g., the 10th, 11th, 12th etc.) up to and including the 30th Contract Anniversary while the Principal Plus for Life Benefit is in effect.



If you decline an automatic Step-up, you will have the option to elect to Step-up the Guaranteed Withdrawal Balance (as well as the Guaranteed Withdrawal Amount and Lifetime Income Amount) within 30 days of subsequent Step-up Dates. If you decide to Step-up the Guaranteed Withdrawal Balance, we will thereafter resume automatic Step-ups.



Additional Purchase Payments, if accepted, will increase the Guaranteed Withdrawal Balance and may increase the Guaranteed Withdrawal Amount and the Lifetime Income Amount.



Additional Purchase Payments



Effect of Additional Purchase Payments. We will increase the total Guaranteed Withdrawal Balance by the amount of each additional Purchase Payment we accept (subject to the maximum Guaranteed Withdrawal Balance limit of $5 million). In addition, we will recalculate the Guaranteed Withdrawal Amount and the Lifetime Income Amount and usually increase it:



In the case of the Guaranteed Withdrawal Amount, to equal the lesser of:



- 5% of the Guaranteed Withdrawal Balance immediately after the Purchase Payment; or



- the Guaranteed Withdrawal Amount immediately prior to the Purchase Payment plus an amount equal to 5% of the Purchase Payment; and



In the case of the Lifetime Income Amount, to equal the lesser of:



- 5% of the Guaranteed Withdrawal Balance immediately after the Purchase Payment; or



- The Lifetime Income Amount immediately prior to the Purchase Payment plus an amount equal to 5% of the Purchase Payment.



We will not change the Guaranteed Withdrawal Amount or the Lifetime Income Amount if the recalculated amount is less than the Guaranteed Withdrawal Amount or Lifetime Income Amount, as the case may be, before the additional Purchase Payment.



Purchase Payment limits, in general. You must obtain our prior approval if the Contract Value immediately following an additional Purchase Payment would exceed $1,000,000. We do not permit additional Purchase Payments during a Contract's "settlement phase," as described below. Other limitations on additional payments may vary by state.



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Special Purchase Payment limits on "non-qualified" contracts. If we issue your contract not in connection with an IRA or other tax-qualified retirement plan, we also impose the following limit on your ability to make Purchase Payments:



- on or after the first Contract Anniversary, without our prior approval, we will not accept an additional Purchase Payment if your total payments after the first Contract Anniversary exceed $100,000.



Special Purchase Payment limits on "qualified" Contracts. If we issue your contract in connection with a tax qualified retirement plan, including an IRA, we also impose additional limits on your ability to make Purchase Payments:



- on and after the Age 65 Contract Anniversary (or after the first Contract Anniversary if we issue your contract after you become age 65), without our prior approval, we will not accept an additional Purchase Payment if your total payments after the first Contract Anniversary exceed $100,000;



- for the year that you become age 70 1/2 and for any subsequent years, if your contract is issued in connection with an IRA, we will only accept a Purchase Payment that qualifies as a "rollover contribution"; but



-    we will not accept any Purchase Payment after the oldest Owner becomes age
     81.



You should consult with a qualified tax advisor prior to electing Principal Plus for Life for further information on tax rules affecting Qualified contracts, including IRAs.



General right of refusal. WE RESERVE THE RIGHT TO REFUSE TO ACCEPT ADDITIONAL PURCHASE PAYMENTS AT ANY TIME AFTER THE FIRST CONTRACT ANNIVERSARY TO THE EXTENT PERMITTED IN THE STATE WE ISSUE YOUR CONTRACT. We do not reserve this right of refusal for additional payments before the Age 65 Contract Anniversary that are permitted to Contracts issued in connection with tax qualified retirement plans, including IRAs.



Investment Options



While Principal Plus for Life is in effect, under our current rules you must invest 100% of your Contract Value at all times either:



(a) among the Lifestyle, Index Allocation and Money Market Portfolio Investment Options currently available with Principal Plus for Life (see "Available Lifestyle, Index Allocation and Money Market Investment Options" below); or



(b) in a manner consistent with any one of the Model Allocations currently available with Principal Plus for Life (see "Available Model Allocations" below).



You may transfer between (a) and (b), or vice versa, on any date subject to our restrictions on frequent trading, provided you transfer 100% of your Contract Value. Withdrawals will be taken in accordance with our default procedures; you may not specify the Investment Option from which a withdrawal is to be made (see "Accumulation Period Provisions - Withdrawals"). Subsequent Purchase Payments will be allocated in accordance with your instructions, subject to the restrictions described herein. All Investment Options may not be available through all distribution partners.



YOU SHOULD CONSULT WITH YOUR FINANCIAL PROFESSIONAL TO ASSIST YOU IN DETERMINING WHICH MODEL ALLOCATION OR INVESTMENT OPTION AVAILABLE WITH PRINCIPAL PLUS FOR LIFE IS BEST SUITED FOR YOUR FINANCIAL NEEDS AND RISK TOLERANCE.



AVAILABLE LIFESTYLE, INDEX ALLOCATION AND MONEY MARKET INVESTMENT OPTIONS. If you purchase a Contract with Principal Plus for Life, you may allocate your Contract Value to any one, or any combination of the available Lifestyle, Index Allocation or Money Market Investment Options and you may also use our DCA program from the Money Market or the DCA Fixed Investment Option in connection with your selected Investment Options.



These Investment Options invest in the following Funds:



-    Lifestyle Growth



-    Lifestyle Balanced



-    Lifestyle Moderate



-    Lifestyle Conservative



-    Index Allocation



-    Money Market



FOR MORE INFORMATION REGARDING THESE FUNDS, INCLUDING INFORMATION RELATING TO THEIR INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS, AND THE RISKS OF INVESTING IN SUCH FUNDS, PLEASE SEE THE "GENERAL INFORMATION ABOUT US, THE SEPARATE ACCOUNTS AND THE FUNDS" SECTION OF THE PROSPECTUS AS WELL AS THE PROSPECTUS FOR THE APPLICABLE FUNDS. YOU CAN OBTAIN A COPY OF THE FUNDS' PROSPECTUSES BY CONTACTING THE ANNUITIES SERVICE CENTER SHOWN ON THE FIRST PAGE OF THIS PROSPECTUS. YOU SHOULD READ THE FUNDS' PROSPECTUSES CAREFULLY BEFORE INVESTING IN THE CORRESPONDING VARIABLE INVESTMENT OPTION.



AVAILABLE MODEL ALLOCATIONS. You may allocate your entire Contract Value to one of the available Model Allocations, as shown below, and you may also use our DCA program from the DCA Fixed Investment Option in connection with your selected Model Allocation. You must, however, rebalance your entire Contract Value to your selected Model Allocation on a quarterly basis. In addition, you may not transfer monies between Investment Options other than to transfer 100% of your Contract Value to another Model Allocation or 100% to any one, or any combination of, the available Lifestyle, Index Allocation and Money Market Investment Options.



The Model Allocations are:



     MODEL ALLOCATION NAME        MODEL ALLOCATION PERCENTAGE          FUND NAME
-------------------------------   ---------------------------   -----------------------
Fundamental Holdings of America               25%               American Growth-Income
                                              25%               American Growth
                                              15%               American International
                                              35%               American Bond

Global Balanced                               30%               Fundamental Value
                                              20%               Global Bond
                                              25%               Global Allocation
                                              25%               American International

Blue Chip Balanced                            30%               American Growth
                                              30%               American Growth-Income
                                              40%               Investment Quality Bond



IF YOU SELECT ONE OF THE MODEL ALLOCATIONS, THERE IS NO ASSURANCE THAT YOUR CONTRACT VALUE WILL NOT LOSE MONEY OR THAT INVESTMENT RESULTS WILL NOT EXPERIENCE VOLATILITY. YOUR INVESTMENT PERFORMANCE WILL DEPEND ON THE PERFORMANCE OF THE COMPONENT FUNDS REFERENCED ABOVE. YOUR INVESTMENT IN THE FUNDS WILL FLUCTUATE AND WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN YOUR ORIGINAL INVESTMENT. EACH MODEL ALLOCATION IS NOT A FUND-OF-FUNDS. FOR MORE INFORMATION REGARDING EACH FUND THAT WE PERMIT YOU TO INVEST IN THROUGH A MODEL ALLOCATION, INCLUDING INFORMATION RELATING TO THAT FUND'S INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS, AND THE RISKS OF INVESTING IN THAT FUND, PLEASE SEE THE "GENERAL INFORMATION ABOUT US, THE SEPARATE ACCOUNTS AND THE FUNDS" SECTION OF THIS PROSPECTUS AS WELL AS THE FUND'S PROSPECTUS. YOU CAN OBTAIN A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ON EACH OF THE FUNDS, BY CONTACTING THE RESPECTIVE ANNUITIES SERVICE CENTER SHOWN ON THE FIRST PAGE OF THIS PROSPECTUS. YOU SHOULD READ THE FUND'S PROSPECTUS CAREFULLY BEFORE INVESTING IN THE CORRESPONDING INVESTMENT OPTION.



If you elect to purchase Principal Plus for Life you may invest your Contract Value only in the Investment Options we make available with this benefit.



WE RESERVE THE RIGHT TO RESTRICT INVESTMENT OPTIONS AT ANY TIME. If we restrict an Investment Option, we will not allow transfers into the restricted Investment Option and you may not allocate Purchase Payments to the restricted Investment Option after the date of the restriction. Any amounts you allocated to an Investment Option before we imposed restrictions will not be affected by such restrictions as long as it remains in that Investment Option. Any amounts you allocate to Fixed Investment Options may be renewed subject to the terms of the contract.



We also reserve the right to limit the actual percentages you may allocate to certain Investment Options under the model allocations, to require that you choose certain Investment Options in conjunction with other Investment Options under the model allocations, to limit your ability to transfer between existing Investment Options and/or to require you to periodically rebalance existing variable Investment Accounts to the percentages we require.



Life Expectancy Distributions You may request us in writing, in a form acceptable to us, to pay you withdrawals that we determine to be part of a series of substantially equal periodic payments over your "life expectancy" (or, if applicable, the joint life expectancy of you and your spouse). For purposes of Principal Plus for Life, withdrawals under our Life Expectancy Distribution program are distributions within a calendar year that are intended to be paid to you:



- pursuant to Code Section 72(q)(2)(D) or Section 72(t)(2)(A)(iv) upon the request of the Owner (we sometimes refer to these as "Pre-59 1/2 Distributions"); or



- pursuant to Code Section 72(s)(2) upon the request of the Owner (we sometimes refer to these as "Non-Qualified Death Benefit Stretch Distributions"); or



-    as required or contemplated by Code Section 401(a)(9), Section 403(b)(10),
     Section 408(b)(3), or Section 408A(c), as the case may be (we sometimes refer to these as "Qualified Death Benefit Stretch Distributions" or "Required Minimum Distributions").



Under our Life Expectancy Distribution program, each withdrawal will be in an amount that we determine to be your contract's proportional share of all "life expectancy" distributions, based on information that you provide and our understanding of the Code. We reserve the right to make any changes we deem necessary to comply with the Code and Treasury Regulations.



WE BASE OUR "LIFE EXPECTANCY" CALCULATIONS ON OUR UNDERSTANDING AND INTERPRETATION OF THE REQUIREMENTS UNDER TAX LAW APPLICABLE TO PRE-59 1/2 DISTRIBUTIONS, REQUIRED MINIMUM DISTRIBUTIONS, NON-QUALIFIED DEATH BENEFIT STRETCH DISTRIBUTIONS

AND QUALIFIED DEATH BENEFIT STRETCH DISTRIBUTIONS. YOU SHOULD DISCUSS THESE MATTERS WITH YOUR TAX ADVISOR PRIOR TO ELECTING PRINCIPAL PLUS FOR LIFE.



Each withdrawal under our Life Expectancy Distribution program will reduce your Contract Value and your Guaranteed Withdrawal Balance. We will not, however, Reset your Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount or Lifetime Income Amount if a withdrawal under our Life Expectancy Distribution program (based on our current understanding and interpretation of the tax law) causes total withdrawals during a Contract Year to exceed the Guaranteed Withdrawal Amount or Lifetime Income Amount, as applicable.



WE WILL NOT MAKE ANY FURTHER WITHDRAWALS UNDER OUR LIFE EXPECTANCY DISTRIBUTION PROGRAM IF BOTH THE CONTRACT VALUE AND THE GUARANTEED WITHDRAWAL BALANCE ARE DEPLETED TO ZERO. WE WILL MAKE DISTRIBUTIONS AS PART OF THE CONTRACT'S "SETTLEMENT PHASE," HOWEVER, IF THE LIFETIME INCOME AMOUNT IS GREATER THAN ZERO AND THE COVERED PERSON IS LIVING AT THAT TIME.



WE DESIGNED OUR LIFE EXPECTANCY DISTRIBUTION PROGRAM TO PROVIDE MINIMUM LIFETIME DISTRIBUTIONS AS DESCRIBED OR AS REQUIRED UNDER CERTAIN SECTIONS OF THE CODE. WITHDRAWALS UNDER OUR AUTOMATIC LIFE EXPECTANCY DISTRIBUTION PROGRAM WILL NOT BE TREATED AS EXCESS WITHDRAWALS AND WILL NOT RESET THE GUARANTEED WITHDRAWAL BALANCE, GUARANTEED WITHDRAWAL AMOUNT OR LIFETIME INCOME AMOUNT.



No Loans under 403(b) plans. The loan privilege described in the Prospectus for Contracts issued in connection with certain Section 403(b) plans is NOT available if you elect Principal Plus for Life.



Settlement Phase



We automatically make settlement payments during Principal Plus for Life's "settlement phase". The "settlement phase" begins if total withdrawals during the Contract Year, are equal to or less than the Guaranteed Withdrawal Amount, the Contract Value reduces to zero and either the Guaranteed Withdrawal Balance or the Lifetime Income Amount immediately after the withdrawal is still greater than zero. During this phase, the contract will continue but all other rights and benefits under the contract, including death benefits and any additional Riders, terminate. We will not accept additional Purchase Payments and we will not deduct any charge for the Principal Plus for Life benefit during the settlement phase.



At the beginning of the settlement phase, you generally may choose an annual settlement payment amount that we will automatically pay to you. The settlement payment amount we permit you to choose varies:



- You may choose an amount that is no greater than, or equal to, the Guaranteed Withdrawal Amount if the Guaranteed Withdrawal Balance is greater than zero at the beginning of the settlement phase. We reduce any remaining Guaranteed Withdrawal Balance each time we make a settlement payment, and automatically pay the settlement amount to you each Contract Year while the Covered Person is alive until the Guaranteed Withdrawal Balance reduces to zero. After that, we will make settlement payments to you each Contract Year during the Covered Person's lifetime in an amount that is equal to any remaining Lifetime Income Amount value. Keep in mind that in certain circumstances the Lifetime Income Amount may be less than the Guaranteed Withdrawal Amount, and under those circumstances your choice of an amount in excess of the Lifetime Income Amount could result in a reduction of the Lifetime Income Amount (see "Effect of Withdrawals").



- You may choose to continue to receive distribution payments under the Life Expectancy Distribution program if the program is in effect and the Guaranteed Withdrawal Balance is greater than zero at the beginning of the settlement phase. If you do, we will reduce any remaining Guaranteed Withdrawal Balance each time we make a distribution payment and automatically make distribution payments each Contract Year while the Covered Person is alive until the Guaranteed Withdrawal Balance reduces to zero (see "Life Expectancy Distributions"). After that, we will make settlement payments to you each Contract Year during the Covered Person's lifetime in an amount that is equal to any remaining Lifetime Income Amount value.



- We will make settlement payments to you each Contract Year during the Covered Person's lifetime in an amount that is equal to the Lifetime Income Amount if there is no remaining Guaranteed Withdrawal Balance at the beginning of the settlement phase. If the Covered Person is alive when the Guaranteed Withdrawal Balance is depleted, we will continue to make settlement payments each Contract Year during the Covered Person's lifetime in an amount that is equal to the Lifetime Income Amount.



- After the Age 65 Contract Anniversary, if you choose to receive a settlement payment that is in excess of the Lifetime Income Amount, we will recalculate the Lifetime Income Amount in the same manner as a withdrawal that exceeds the Lifetime Income Amount (see "Effect of Withdrawals" above). We do not recalculate the Lifetime Income Amount, however, if you receive distribution payments under the Life Expectancy Distribution program.



Death Benefits



Death benefits before the settlement phase. If any Owner dies during the Accumulation Period but before the settlement phase, Principal Plus for Life will end if the Beneficiary takes the death benefit provided under the terms of the contract as a lump sum under our current administrative procedures. If the Beneficiary elects not to take the death benefit as a lump sum, the following will apply:

                            THEN
IF THE BENEFICIARY IS:      PRINCIPAL PLUS FOR LIFE:
----------------------      ----------------------------------------------------
1. The deceased Owner's     -    Does not continue with respect to the Lifetime
spouse and the deceased          Income Amount, but continues with respect to
Owner is  the Covered            the Guaranteed Withdrawal Amount if the death
Person                           benefit or the Guaranteed Withdrawal Balance is
                                 greater than zero. We will automatically
                                 Step-up the Guaranteed Withdrawal Balance to
                                 equal the initial death benefit we determine,
                                 if greater than the Guaranteed Withdrawal
                                 Balance prior to the death benefit.

                            - Enters the settlement phase if a withdrawal would deplete the Contract Value to zero, and the Guaranteed Withdrawal Balance is still greater than zero.

                            - Continues to impose the Principal Plus for Life fee.

                            -    Continues to be eligible for any remaining
                                 Bonuses and Step-ups, but we will change the date we determine and apply these benefits to future anniversaries of the date we determine the initial death benefit. We will permit the spouse to opt out of the initial death benefit
                                 Step-up, if any, and any future Step-ups if we increase the rate of the Principal Plus for Life fee at that time.

2.  Not the deceased        Continues in the same manner as 1., except that
Owner's spouse and the      Principal Plus for Life does not continue to be
deceased Owner is the       eligible for any remaining Bonuses and Step-ups,
Covered Person              other than the initial Step-up of the Guaranteed
                            Withdrawal Balance to equal the death benefit, if
                            greater than the Guaranteed Withdrawal Balance prior
                            to the death benefit. We will permit the Beneficiary
                            to opt out of the initial death benefit Step-up, if
                            any, if we increase the rate of the Principal Plus
                            for Life fee at that time.

3.  The deceased Owner's    Continues in the same manner as 1., except that
spouse  and the deceased    Principal Plus for Life continues with respect to
Owner is not the Covered    the Lifetime Income Amount for the Beneficiary. If
Person                      the Lifetime Income Amount has not been determined
                            prior to the payment of any portion of the death
                            benefit, we will determine the initial Lifetime
                            Income Amount on an anniversary of the date we
                            determine the death benefit after the Covered Person
                            has reached age 65.

4.  Not the deceased        Continues in the same manner as 1., except that
Owner's spouse and the      Principal Plus for Life continues with respect to
deceased Owner is not the   the Lifetime Income Amount for the Beneficiary. If
Covered Person              the Lifetime Income Amount has not been determined
                            prior to the payment of any portion of the death
                            benefit, we will determine the initial Lifetime
                            Income Amount on an anniversary of the date we
                            determine the death benefit after the Covered Person
                            has reached age 65.

                            In this case, Principal Plus for Life does not continue to be eligible for any remaining Bonuses and Step-ups, other than the initial Step-up of the Guaranteed Withdrawal Balance to equal the death benefit, if greater than the Guaranteed Withdrawal
                            Balance prior to the death benefit. We will permit the Beneficiary to opt out of the initial death benefit Step-up, if any, if we increase the rate of the Principal Plus for Life fee at that time.



Death benefits during the settlement phase. If you die during the settlement phase, the only death benefits we provide are the remaining settlement payments that may become due under the Principal Plus for Life Rider. If the Covered Person dies during the settlement phase, we reduce the Lifetime Income Amount to zero. If the Beneficiary is the deceased Owner's spouse, the surviving spouse may choose the amount of the settlement payments up to the Guaranteed Withdrawal Amount. If the Beneficiary is not the deceased Owner's spouse, the Beneficiary may choose to receive any remaining settlement payments over a period not extending beyond the life expectancy of the Beneficiary beginning within one year of the Owner's death. Otherwise, the entire interest must be distributed within five years of the Owner's death.



Termination



You may not terminate the Principal Plus for Life Rider once it is in effect. However, Principal Plus for Life will terminate automatically upon the earliest of:



- the date a death benefit is payable and the Beneficiary takes the death benefit as a lump sum under the terms of the contract;



-    the date an Annuity Option under the contract begins;



- the date the Contract Value, the Guaranteed Withdrawal Balance and the Lifetime Income Amount all equal zero; or



-    termination of the contract.



Principal Plus for Life Fee



We charge an additional annual fee on each Contract Anniversary for Principal Plus for Life. The Principal Plus for Life fee is equal to 0.40% of the "Adjusted Guaranteed Withdrawal Balance." The Adjusted Guaranteed Withdrawal Balance is the Guaranteed Withdrawal Balance that was available on the prior Contract Anniversary adjusted for any Step-up or subsequent Purchase Payments made during the Contract Year prior to the current Contract Anniversary. We withdraw the Principal Plus for Life fee from each Investment Option in the same proportion that the value of Investment Accounts of each Investment Option bears to the Contract

Value. We do not deduct the Principal Plus for Life fee during Principal Plus for Life's settlement phase or after the Maturity Date once an Annuity Option under the contract begins.



WE RESERVE THE RIGHT TO INCREASE THE PRINCIPAL PLUS FOR LIFE FEE ON THE EFFECTIVE DATE OF EACH STEP-UP. IN SUCH A SITUATION, THE PRINCIPAL PLUS FOR LIFE FEE WILL NEVER EXCEED 0.75%.



If a withdrawal is taken on any date other than the Contract Anniversary and such withdrawal (a) causes total withdrawals during that Contract Year to exceed the Guaranteed Withdrawal Amount and (b) reduces the Contract Value to zero, we will deduct a pro rata share of the Principal Plus for Life fee from the amount otherwise payable. We will determine the fee based on the Adjusted Guaranteed Withdrawal Balance. For purposes of determining the fee, we will deduct a pro rata share of the fee from the Contract Value on the date we determine the death benefit or after the Maturity Date once an Annuity Option under the contract begins.



If the Beneficiary does not take the death benefit as a lump sum under the terms of the contract and Principal Plus for Life continues, we will determine the Adjusted Guaranteed Withdrawal Balance and the fee based on the date we determine the death benefit, and anniversaries of that date, instead of the initial Contract Anniversary date.



THE ADDITION OF PRINCIPAL PLUS FOR LIFE TO A CONTRACT MAY NOT ALWAYS BE IN YOUR INTEREST SINCE AN ADDITIONAL FEE IS IMPOSED ANNUALLY FOR THIS BENEFIT AND THE COVERED PERSON MUST ATTAIN AGE 65 AND REMAIN LIVING FOR YOU TO RECEIVE CERTAIN BENEFITS. FURTHERMORE, PRINCIPAL PLUS FOR LIFE LIMITS THE INVESTMENT OPTIONS OTHERWISE AVAILABLE UNDER THE CONTRACT, CONTAINS AGE CAPS AND LIMITATIONS ON A CONTRACT OWNER'S RIGHTS AND BENEFITS AT CERTAIN AGES AND VALUES, AND PROVIDES NO GUARANTEED WITHDRAWAL BENEFITS ONCE PAYMENTS BEGIN UNDER ANY OF THE ANNUITY OPTIONS DESCRIBED IN THE PROSPECTUS. YOU SHOULD CAREFULLY CONSIDER EACH OF THESE FACTORS BEFORE DECIDING IF PRINCIPAL PLUS FOR LIFE IS SUITABLE FOR YOUR NEEDS, ESPECIALLY AT OLDER AGES.



Examples



PLEASE REFER TO APPENDIX A FOR HYPOTHETICAL EXAMPLES THAT ILLUSTRATE THE BENEFITS UNDER PRINCIPAL PLUS FOR LIFE.



PRINCIPAL PLUS FOR LIFE PLUS AUTOMATIC ANNUAL STEP-UP RIDER



Overview



Subject to state availability, you may elect the Principal Plus for Life Plus Automatic Annual Step-up Rider for an additional fee of .60% of the adjusted Guaranteed Withdrawal Balance when you purchase a Contract. This version of the Principal Plus for Life optional benefit Rider is the same as the standard Principal Plus for Life optional benefit Rider, except that it provides annual "Step-up Dates" and we charge a different fee.



Annual Step-up Features



If you elect this Rider, we will automatically increase ("Step-up") the Guaranteed Withdrawal Balance to equal the Contract Value on each Contract Anniversary starting with the first Contract Anniversary up to and including the 30th Contract Anniversary while the Rider is in effect, provided the Contract Value is greater than the Guaranteed Withdrawal Balance on that date (and provided you have not chosen to decline the Step-up as described under "Principal Plus for Life - Step-up of Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and Lifetime Income Amount.")



Each time we apply a Step-up, we will also recalculate the Guarantee Withdrawal Amount and the Lifetime Income Amount as described under "Principal Plus for Life - Step-up of Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and Lifetime Income Amount." We also reserve the right to increase the rate of the Principal Plus for Life -Plus Automatic Annual Step-up Rider fee up to a maximum rate of 1.20% of the adjusted Guaranteed Withdrawal Balance. If we decide to increase the rate at the time of a Step-up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the automatic Step-up. If you decline the Step-up, the fee rate will not be increased. If you decline an automatic Step-up, you will have the option to elect to Step-up the Guaranteed Withdrawal Balance (as well as the Guaranteed Withdrawal Amount and Lifetime Income Amount) within 30 days of subsequent annual Step-up dates. If you decide to Step-up the Guaranteed Withdrawal Balance, we will thereafter resume automatic, annual Step-ups.



WE RESERVE THE RIGHT TO INCREASE THE PRINCIPAL PLUS FOR LIFE PLUS AUTOMATIC ANNUAL STEP-UP RIDER FEE ON THE EFFECTIVE DATE OF EACH STEP-UP. IN SUCH SITUATION, THE PRINCIPAL PLUS FOR LIFE PLUS AUTOMATIC ANNUAL STEP-UP RIDER FEE WILL NEVER EXCEED 1.20% OF THE GUARANTEED WITHDRAWAL BALANCE.



You should consult with your financial professional to assist you in determining whether the Principal Plus for Life Plus Automatic Annual Step-up Rider is suited for your financial needs and investment risk tolerance. The addition of the Rider to a Contract may not always be in your interest since an additional fee is imposed annually for this benefit and there is no assurance that your Contract Value will be sufficient on any Step-up date to receive an increase (step-up) in the guarantees we provide under the Rider. The amount that may be provided by more frequent Step-up dates under the Principal Plus for Life Plus Automatic Annual Step-up Rider, may, over time, be more than offset by the additional fees and charges associated with this Rider compared to the Principal Plus for Life Rider FURTHERMORE, SIMILAR TO PRINCIPAL PLUS FOR LIFE, THIS RIDER LIMITS THE INVESTMENT OPTIONS OTHERWISE AVAILABLE UNDER THE

CONTRACT (SEE THE PROSPECTUS SECTION ON PRINCIPAL PLUS FOR LIFE FOR INFORMATION RELATING TO THE AVAILABLE INVESTMENT OPTIONS), REQUIRES THE COVERED PERSON TO ATTAIN AGE 65 AND REMAIN LIVING FOR YOU TO RECEIVE CERTAIN BENEFITS, CONTAINS AGE CAPS AND LIMITATIONS ON A CONTRACT OWNER'S RIGHTS AND BENEFITS AT CERTAIN AGES AND VALUES, AND PROVIDES NO GUARANTEED WITHDRAWAL BENEFITS ONCE PAYMENTS BEGIN UNDER ANY OF THE ANNUITY OPTIONS DESCRIBED IN THE PROSPECTUS. You should carefully consider each of these factors which are outlined in the Prospectus before purchasing a Principal Plus for Life Plus Automatic Annual Step-up Rider.



Examples



PLEASE REFER TO APPENDIX A FOR HYPOTHETICAL EXAMPLES THAT ILLUSTRATE THE BENEFITS UNDER PRINCIPAL PLUS FOR LIFE PLUS AUTOMATIC ANNUAL STEP-UP.



PRINCIPAL PLUS FOR LIFE PLUS SPOUSAL PROTECTION RIDER (NOT AVAILABLE IN NEW
YORK)



Overview Subject to state availability, you may elect the Principal Plus for Life Plus Spousal Protection Rider for an additional fee of .65% of the adjusted Guaranteed Withdrawal Balance when you purchase a Contract. The Spousal version of the Principal Plus for Life optional benefit Rider generally is the same as the Principal Plus for Life optional benefit Rider, except that we provide a Lifetime Income Amount for the lifetimes of two Covered Persons, as described below, and charge a different fee. We determine the Lifetime Income Amount on the Contract Anniversary on, or next following, the date the oldest Covered Person attains age 65. You may elect the Principal Plus for Life Plus Spousal Protection Rider if the older of you and your spouse not over age 80 and you and your spouse are both age 65 or older or have birthdates less than 6 years apart from each other. For Example:



          Assume you purchase a Venture Variable Annuity Contract on NOVEMBER 1, 2006 and want to elect the Principal Plus for Life Plus Spousal Protection Rider.



          EXAMPLE #1



          You are born JULY 1, 1941 and your spouse is born JUNE 1, 1947.



               Since your birthdates are 5 YEARS AND 11 MONTHS apart, YOU MAY elect the Principal Plus for Life Plus Spousal Protection Rider when you purchase your Contract.



          EXAMPLE #2



          You are born JULY 1, 1941 and your spouse is born AUGUST 1, 1947.



               Since your birthdates are 6 YEARS AND 1 MONTH apart, YOU MAY NOT elect the Principal Plus for Life Plus Spousal Protection Rider.



Spousal Features



We describe below the features of the Principal Plus for Life Plus Spousal Protection Rider.



     COVERED PERSONS You and your spouse are the "Covered Persons," whose lives we use to determine the duration of the Lifetime Income Amount payments. We determine the Covered Persons at the time you elect the Rider. A spouse must qualify as a "spouse" under federal law.



     For Non-Qualified Contracts, the spouses must be named as Co-Owners and Beneficiaries of the Contract (or Co-Annuitants if the Owner is a non-natural person).



     For Qualified Contracts, one spouse must be named as the Owner (or Annuitant if the Owner is a non-natural person) and the Owner's spouse must be the designated Beneficiary.



     A Covered Person will no longer qualify as such (i.e., that Covered Person will be removed from the Rider) if that person is no longer designated as an Owner, Co-Owner, Annuitant, Co-Annuitant or Beneficiary.

     LIFETIME INCOME DATE. We determine the Lifetime Income Amount on the Contract Anniversary on, or next following, the date the oldest Covered Person attains age 65. We call this date the "Lifetime Income Date." We provide the following examples:



          Assume you purchase a Venture Variable Annuity Contract on NOVEMBER 1, 2006 with the Principal Plus for Life Plus Spousal Protection Rider.



          EXAMPLE #1



          You are born July 1, 1941 and your spouse is born June 1, 1947.



               Since the oldest Covered Person has attained age 65 at the time of purchase, we will calculate the Lifetime Income Date on November 1, 2006. We provide a Lifetime Income Amount starting on this date.



          EXAMPLE #2



          You are born December 1, 1950 and your spouse is born October 1, 1956.



               Since the oldest Covered Person attains age 65 on December 1, 2015, we will calculate the Lifetime Income Date on November 1, 2016. We provide a Lifetime Income Amount starting on this date.



     LIFETIME INCOME AMOUNT. The "Lifetime Income Amount" is the amount that we guarantee to be available each Contract Year for withdrawal during the life of either Covered Person while (a) the Rider is in effect and (b) that person remains qualified as a Covered Person under the Rider. As long as at least one Covered Person remains qualified under the Rider on the Lifetime Income Date, we will determine a Lifetime Income Amount. The initial Lifetime Income Amount is equal to 5% multiplied by the Guaranteed Withdrawal Balance on the Lifetime Income Date. The Lifetime Income Amount reduces to zero upon the death of the last Covered Person or upon a change in Owner, Beneficiary or Annuitant that removes the last Covered Person from the Contract as an Owner, Beneficiary or Annuitant.



     WITHDRAWALS. The Lifetime Income Amount may decrease as a result of a withdrawal as described under "Principal Plus for Life - Effect of Withdrawals". After the Lifetime Income Date, if a withdrawal causes total withdrawals during the Contract Year to exceed the Lifetime Income Amount (or if total withdrawals during a Contract Year have already exceeded the Lifetime Income Amount), we will recalculate the Lifetime Income Amount. In that case, the Lifetime Income Amount will equal the lesser of (a) the Lifetime Income Amount prior to the withdrawal or (b) 5% of the greater of the Contract Value immediately after the withdrawal or the new Guaranteed Withdrawal Balance value. (See "Principal Plus for Life - Effect of Withdrawals" in the Prospectus.)



     BONUS. We will increase the Guaranteed Withdrawal Balance at the end of each Contract Year during the Bonus Period if you take no withdrawals during that Contract Year as described under "Principal Plus for Life - Bonus Qualification and Effect" in the Prospectus. The Bonus Period for the Spousal version of the Rider is the lesser of the first 10 Contract Years or each Contract Year up to the Contract Year in which the younger of the two Covered Persons attains age 80. If you elect the Spousal version of the Principal Plus for Life Rider when you purchase a Contract, the Bonus Period is determined on the Contract Date and will not change upon the death of either Covered Person.



     STEP-UP. The Spousal version of the Principal Plus for Life Rider is subject to the same Step-up benefit described under "Principal Plus for Life - Step-up of Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and Lifetime Income Amount." We schedule the Step-up Dates for the 3rd, 6th, and 9th Contract Anniversary while the Rider is in effect. After the 9th Contract Anniversary, we increase the schedule of Step-up dates to include each succeeding Contract Anniversary (e.g., the 10th, 11th, 12th etc.) up to and including the 30th Contract Anniversary while Rider is in effect.



     ADDITIONAL PURCHASE PAYMENTS. Each time you make an additional Purchase Payment, we will increase the total Guaranteed Withdrawal Balance by the Amount of each additional Purchase Payment (subject to the maximum Guaranteed Withdrawal Balance of $5 million) and recalculate the Guaranteed Withdrawal Amount and Lifetime Income Amount as described under "Principal Plus for Life - Additional Purchase Payments".



     For Non-Qualified Contracts, you may not make additional Purchase Payments without our prior approval on or after the first Contract Anniversary if your total Purchase Payments after the first Contract Anniversary exceed $100,000 as described under "Principal Plus for Life - Additional Purchase Payments".



     For Qualified Contracts, you may not make additional Purchase Payments without our prior approval on or after the later of the first Contract Anniversary or the Lifetime Income Date if your total Purchase Payments after the first Contract Anniversary exceed the additional Purchase Payment limit of $100,000. We reserve the right to refuse to accept additional

     Purchase Payments for Qualified Contracts at any time following the first Contract Anniversary or the Lifetime Income Date, if later.



     INVESTMENT OPTIONS. Under the Spousal version of the Principal Plus for Life Rider, you must invest 100% of your Contract Value, as described under the "Principal Plus for Life - Investment Options" section in the Prospectus, at all times either:



     (a) among the Lifestyle, Index Allocation and Money Market Portfolio Investment Options currently available with Principal Plus for Life (see "Principal Plus for Life - Available Lifestyle, Index Allocation and Money Market Investment Options"; or



     (b) in a manner consistent with any one of the Model Allocations currently available with Principal Plus for Life (see "Principal Plus for Life - Available Model Allocations".



     See the "Principal Plus for Life - Investment Options" section.



     LIFE EXPECTANCY DISTRIBUTIONS. You may request us in writing, in a form acceptable to us, to pay you withdrawals that we determine to be part of a series of substantially equal periodic payments over your "life expectancy" (or, if applicable, the joint life expectancy of you and your spouse) as described under "Principal Plus for Life - Life Expectancy Distributions" in the Prospectus. Under our Life Expectancy Distribution program, each withdrawal will be in an amount that we determine to be your contract's proportional share of all "life expectancy" distributions, based on information that you provide and our understanding of the Code. We reserve the right to make any changes we deem necessary to comply with the Code and Treasury Regulations.



     SETTLEMENT PHASE. The Spousal version of the Rider will enter its Settlement Phase as described under "Principal Plus for Life - Settlement Phase" when:



          the Contract Value reduces to zero; and
          withdrawals during that Contract Year do not exceed the Guaranteed Withdrawal Amount; and either the Guaranteed Withdrawal Balance or the Lifetime Income Amount is greater than zero.
     (See "Principal Plus for Life - Settlement Phase" in the Prospectus).



     If during the Settlement Phase, the Guaranteed Withdrawal Balance equals zero and the Lifetime Income Amount is greater than zero, you will automatically receive settlement payments each Contract Year equal to the Lifetime Income Amount during the life of either Covered Person.



     DEATH BENEFITS. Death benefits under a Principal Plus for Life Plus Spousal Protection Rider differ from those under the basic Principal Plus for Life optional benefit Rider:



     Death of First Covered Person. If the first Covered Person to die is an Owner of the Contract (or deemed to be an "Owner" if the Owner is a non-natural person), the surviving Covered Person may elect to continue the Contract in effect in lieu of receiving the Contract's death benefit as a lump sum under our current administrative procedures. (See "Death after Removal of a Covered Person" below if there is no surviving Covered Person.) If the Contract continues, the Principal Plus for Life Plus Spousal Protection Rider will continue. We will continue to provide the Lifetime Income Amount guarantee only on the lifetime of the surviving Covered Person and continue to charge the Principal Plus for Life Plus Spousal Protection Rider fee (See "Principal Plus for Life Plus Spousal Protection Rider Fee" below). If the death benefit is greater than the Contract Value, we will increase the Contract Value to equal the amount of the death benefit (but will not make any adjustments to the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount, Lifetime Income Amount, Bonuses or Step-ups). We will treat any distribution of death benefits under a Contract as a "withdrawal" for purposes of subsequent calculations of the Guaranteed Withdrawal Balance, the Guaranteed Withdrawal Amount and the Lifetime Income Amount.



     If the first Covered Person to die is not is not the Owner (and is not deemed to be an "Owner" if the Owner is a non-natural person), no death benefit is payable under the Contract. The Rider will continue in effect and we will base the duration of the Lifetime Income Amount only on the lifetime of the surviving Covered Person. We will continue to charge the Principal Plus for Life Plus Spousal Protection Rider fee; however, we will make no adjustments to the Contract Value or make any adjustments to the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount, Lifetime Income Amount, Bonuses or Step-ups.



     If the death of the first Covered Person occurs while the Rider is in its Settlement Phase, no additional death benefit is payable under the Contract and, in most instances, we will continue to make settlement payments in the same manner as before the death. (In certain instances, we may accelerate the timing of these settlement payments to the extent they represent distribution of death benefits under the Contract.) If the death occurs before the Lifetime Income Date, we will compute a Lifetime Income Amount during the Settlement Phase on the Lifetime Income Date. At the time we compute the Lifetime Income Amount, we may permit the surviving Covered Person to receive settlement payments:



          no greater than the Guaranteed Withdrawal Amount until the Guaranteed Withdrawal Balance is depleted to zero;

          no less than the Lifetime Income Amount during the lifetime of the surviving Covered Person (The Lifetime Income Amount may be lower than the Guaranteed Withdrawal Amount and the duration of settlement payments based on the Lifetime Income Amount may be longer or shorter than the duration of settlement payments based on the Guaranteed Withdrawal Amount); or



          based on amounts we calculate under our Life Expectancy Distribution program (see "Life Expectancy Distributions" above).



     WE MAY LIMIT THE ABILITY OF THE SURVIVING COVERED PERSON TO CHOOSE A SETTLEMENT PAYMENT AMOUNT AND DURATION THAT DIFFERS FROM THE AMOUNT AND DURATION IN EFFECT BEFORE THE DEATH OF THE FIRST COVERED PERSON.



     Death of Last Covered Person. If the surviving Covered Person dies while the Principal Plus for Life Plus Spousal Protection Rider is in effect and if the Beneficiary does not take the death benefit under the Contract as a lump sum under our current administrative procedures or as an Annuity Option, the Principal Plus for Life Plus Spousal Protection Rider will continue. The Rider will only continue, however, if the death benefit or the Guaranteed Withdrawal Balance is greater than zero at the time. We will Step-up the Guaranteed Withdrawal Balance to equal the death benefit, if greater than the Guaranteed Withdrawal Balance prior to the death benefit and treat any distribution of death benefits under a Contract as a "withdrawal" for purposes of subsequent calculations of the Guaranteed Withdrawal Balance and the Guaranteed Withdrawal Amount. The Rider will not continue to provide for any remaining Bonuses or Step-ups, and will not continue with respect to the Lifetime Income Amount. If the Rider continues, the Principal Plus for Life Plus Spousal Protection Rider fee will continue (See "Principal Plus for Life Plus Spousal Protection Rider Fee" below). We will permit the Beneficiary to opt out of the initial death benefit Step-up, if any, if we increase the rate of the Principal Plus for Life Plus Spousal Protection Rider fee at that time. The Rider will enter its Settlement Phase if the Guaranteed Withdrawal Balance is still greater than zero when distributions of death benefits under a Contract deplete any remaining death benefit proceeds to zero.



     If the surviving Covered Person dies during the Settlement Phase, we will reduce the Lifetime Income Amount to zero. If the Beneficiary at that time is the spouse of the decedent, that spouse may choose the amount of any remaining settlement payments up to the Guaranteed Withdrawal Amount. If the Beneficiary is not the decedent's spouse, the Beneficiary may choose to receive any remaining settlement payments over a period not extending beyond the life expectancy of the Beneficiary beginning within one year of death. Otherwise, the entire interest must be distributed within five years of the death. When settlement payments deplete the Guaranteed Withdrawal Balance to zero, the Rider terminates and we will make no additional payments to the Beneficiary.



     Death after Removal of a Covered Person. In certain instances, a person initially designated as a Covered Person may be removed as a Covered Person from the Rider (see "Covered Persons" above). If that happens and:



          if the removed Covered Person subsequently dies, there will be no impact on the guarantees provided by the Rider in most cases; and



          if the remaining Covered Person subsequently dies, the Rider may continue in certain cases as described in "Death of Last Covered Person" above.



     TERMINATION. The Principal Plus for Life Plus Spousal Protection Rider terminates in accordance with the "Principal Plus for Life - Termination"
     section in the Prospectus.



     PRINCIPAL PLUS FOR LIFE PLUS SPOUSAL PROTECTION RIDER FEE. We charge an additional fee each Contract Anniversary for the Principal Plus for Life Plus Spousal Protection Rider, currently equal to .65% of the "Adjusted Guaranteed Withdrawal Balance." We reserve the right to increase this fee to a maximum rate of 1.20% of the adjusted Guaranteed Withdrawal Balance on the effective date of each Step-up. We provide further information on "Adjusted Guaranteed Withdrawal Balance" and the manner in which we calculate the fee under "Principal Plus for Life Fee" in the Prospectus.



YOU SHOULD CONSULT WITH YOUR FINANCIAL PROFESSIONAL TO ASSIST YOU IN DETERMINING WHETHER THE PRINCIPAL PLUS FOR LIFE PLUS SPOUSAL PROTECTION RIDER IS SUITED FOR YOUR FINANCIAL NEEDS AND INVESTMENT RISK TOLERANCE. THE ADDITION OF THE RIDER TO A CONTRACT MAY NOT ALWAYS BE IN YOUR INTEREST SINCE AN ADDITIONAL FEE IS IMPOSED ANNUALLY FOR THIS BENEFIT AND AT LEAST ONE OF THE COVERED PERSONS MUST REMAIN LIVING UNTIL THE LIFETIME INCOME DATE FOR YOU TO RECEIVE CERTAIN BENEFITS. FURTHERMORE, SIMILAR TO PRINCIPAL PLUS FOR LIFE, THIS RIDER LIMITS THE INVESTMENT OPTIONS OTHERWISE AVAILABLE UNDER THE CONTRACT, CONTAINS AGE CAPS AND LIMITATIONS ON A CONTRACT OWNER'S RIGHTS AND BENEFITS AT CERTAIN AGES AND VALUES, AND PROVIDES NO GUARANTEED WITHDRAWAL BENEFITS ONCE PAYMENTS BEGIN UNDER ANY OF THE ANNUITY OPTIONS DESCRIBED IN THE PROSPECTUS. YOU SHOULD CAREFULLY CONSIDER EACH OF THESE FACTORS BEFORE PURCHASING A PRINCIPAL PLUS FOR LIFE PLUS SPOUSAL PROTECTION RIDER.



Examples



PLEASE REFER TO APPENDIX A FOR HYPOTHETICAL EXAMPLES THAT ILLUSTRATE THE BENEFITS UNDER PRINCIPAL PLUS FOR LIFE PLUS SPOUSAL PROTECTION RIDER.



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


ANNUAL STEP DEATH BENEFIT



You may elect the optional Annual Step Death Benefit for an additional charge of 0.20% of the value of the Variable Investment Options. Election of this optional benefit may only be made at the time the Contract is issued and, once made, is irrevocable. The amount of the death benefit for the optional Annual Step Death Benefit is the greater of:



-    the death benefit described under "Death Benefit During Accumulation
     Period"; or



-    the Annual Step Death Benefit.



The Annual Step Death Benefit is the greatest Anniversary Value after the effective date of the Optional Annual Step Death Benefit but prior to the oldest Owner's 81st birthday. The Anniversary Value is equal to the Contract Value on the last day of the Contract Year, plus subsequent Purchase Payments, less amounts deducted in connection with partial withdrawals since the last day of the Contract Year. The amount deducted in connection with partial withdrawals will be on a pro rata basis and will be equal to (i) times (ii) where:



     (i) is equal to the optional Annual Step Death Benefit prior to the withdrawal; and



     (ii) is equal to the partial withdrawal amount divided by the Contract Value prior to the partial withdrawal.



If the oldest Owner is age 80 or older on the effective date of the Optional Annual Step Death Benefit, the Annual Step Death Benefit is zero. THEREFORE, IF THE OLDEST OWNER OF A CONTRACT IS AGE 80 OR OLDER, THE OPTIONAL ANNUAL STEP DEATH BENEFIT MAY NOT BE ELECTED.



If the Beneficiary under the Contract is the contract Owner's surviving spouse and elects to continue the Contract, the Contract and the Optional Annual Step Death Benefit will continue with the surviving spouse as the new contract Owner. For purposes of calculating the Optional Annual Step Death Benefit payable upon the death of the surviving spouse, the death benefit paid upon the first Owner's death will be treated as a payment to the Contract. In addition, all payments made and all amounts deducted in connection with partial withdrawals prior to the date the first death benefit is paid will not be considered in determination of the optional Annual Step Death Benefit. In determination of the optional Annual Step Death Benefit, the Anniversary Values for all prior Contract Anniversaries will be set to zero as of the date of the first death benefit is paid.



Termination of the Optional Annual Step Death Benefit



The Optional Annual Step Death Benefit will terminate upon the earliest to occur of (a) the date the Contract terminates, (b) the Maturity Date; or (c) the date on which the Optional Annual Step Death Benefit is paid. However, as noted in the paragraph above, if the deceased Owner's spouse is the Beneficiary, the spouse may elect to continue the Contract (including the Optional Annual Step Death Benefit) as the new Owner.



Annual Step Death Benefit Fee



A daily charge in an amount equal to 0.20% of the value of each variable Investment Account on an annual basis is deducted from each Sub-Account for the Annual Step Death Benefit.



Qualified Plans



If you intend to use your Contract in connection with a Qualified Plan, including an IRA, you should consider the effects that the death benefit provided under the Contract (with or without Annual Step Death Benefit) may have on your plan (see Appendix B to the Prospectus). Please consult your tax advisor.



THE ADDITION OF THE ANNUAL STEP DEATH BENEFIT TO A CONTRACT MAY NOT ALWAYS BE IN YOUR INTEREST SINCE AN ADDITIONAL FEE IS IMPOSED FOR THIS BENEFIT.

                             Charges and Deductions


We assess charges and deductions under the Contracts against Purchase Payments, Contract Values or annuity benefit payments. Currently, there are no deductions made from Purchase Payments. In addition, there are deductions from and expenses paid out of the assets of the Funds that are described in the Fund prospectus. For information on the optional benefits fees, see "Optional Benefits" above.



ASSET-BASED CHARGES



We deduct asset-based charges on an annual basis for administration, distribution and mortality and expense risks, assuming no optional benefit has been elected. We do not assess asset-based charges against Fixed Investment Options. The charges are reflected in your Contract Value as a proportionate reduction in the value of each Variable Investment Option. We guarantee that the rate of these charges will not increase while a Contract is in force.


Daily Administration Fee


We allocate a portion of the asset-based charges shown in the Fee Tables to help cover our administrative expenses. We deduct a daily charge in an amount equal to 0.15% of the value of each Variable Investment Option on an annual basis deducted from each Sub-Account to reimburse us for administrative expenses. The charge will be reflected in the Contract Value as a proportionate reduction in the value of each Variable Investment Option. Even though administrative expenses may increase, we guarantee that it will not increase the amount of the administration fees.


Distribution Fee


We allocate a portion of the asset-based charges shown in the Fee Tables to help cover a portion of the expenses we incur in selling the Contracts. We deduct a daily charge, in an amount equal to 0.25% of the value of each Variable Investment Option on an annual basis from each Sub-Account as a distribution fee. The amount of the charges in any Contract Year does not specifically correspond to sales expenses for that year. We expect to recover our total sales expenses over the life of the Contracts. To the extent that the distribution fee does not cover total sales expenses, the sales expenses may be recovered from other sources, including gains from the other asset-based risk charges, other gains with respect to the Contracts or from our general assets. Similarly, administrative expenses not fully recovered from the daily administration fee may also be recovered from such other sources.


Mortality and Expense Risks Fee


The mortality risk we assume is the risk that Annuitants may live for a longer period of time than we estimate. We assume this mortality risk by virtue of annuity benefit payment rates incorporated into the Contract which cannot be changed. This assures each Annuitant that his or her longevity will not have an adverse effect on the amount of annuity benefit payments. We also assume mortality risks in connection with our guarantee that, if the Contract Owner dies during the Accumulation Period, we will pay a death benefit (see "Death Benefit During Accumulation Period"). The expense risk we assume is the risk that the administration charges, distribution charge, or withdrawal charge may be insufficient to cover actual expenses.



We allocate a portion of the asset-based charges shown in the Fee Tables to compensate us for assuming these risks. We deduct a daily charge an amount equal to [1.35%] of the value of each Variable Investment Option on an annual basis, from each Sub-Account for mortality and expense risks. The rate of the mortality and expense risks charge cannot be increased. If the charge is insufficient to cover the actual cost of the mortality and expense risks assumed, we will bear the loss. Conversely, if the charge proves more than sufficient, the excess will be profit to us and will be available for any proper corporate purpose including, among other things, payment of distribution expenses. On the Period Certain Only Annuity Option, if you elect benefits payable on a variable basis, the mortality and expense risks charge is assessed although we bear only the expense risk and not any mortality risk.


REDUCTION OR ELIMINATION OF CHARGES AND DEDUCTIONS


We may reduce or eliminate the amount of the charges and deductions for certain Contracts where permitted by state law. These Contracts would involve sales that are made to individuals or to a group of individuals in a manner that results in savings of sales or maintenance expenses or that we expect may result in reduction of other risks that are normally associated with the Contracts. We will determine entitlement to such a reduction in the charges or deductions in the following manner:



- We will consider the size and type of group to which sales are to be made . Generally, sales expenses for a larger group are smaller than for a smaller group because of the ability to implement large numbers of Contracts with fewer sales contacts.



- We will consider the total amount of Purchase Payments to be received . Per-dollar sales expenses are likely to be less on larger Purchase Payments than on smaller ones.



- We will consider the nature of the group or class for which the Contracts are being purchased including the expected persistency, mortality or morbidity risks associated with the group or class of Contracts.



- We will consider any prior or existing relationship with us . Per-Contract sales expenses are likely to be less when there is a prior or existing relationship because of the likelihood of implementing the Contract with fewer sales contacts.

- We will consider the level of commissions paid to selling broker-dealers . Certain broker-dealers may offer the Contract in connection with financial planning programs offered on a fee-for-service basis. In view of the financial planning fees, such broker-dealers may elect to receive lower commissions for sales of the Contracts, thereby reducing our sales expenses.


- There may be other circumstances of which we are not presently aware, which could result in reduced expenses.


If after consideration of the foregoing factors, we determine that there will be a reduction in expenses, we will provide a reduction in the charges or deductions. In no event will we permit reduction or elimination of the charges or deductions where that reduction or elimination will be unfairly discriminatory to any person. For further information, contact your registered representative.


PREMIUM TAXES

We will charge you for state premium taxes to the extent we incur them and reserve the right to charge you for new taxes we may incur.

We make deductions for any applicable premium or similar taxes based on the amount of a Purchase Payment. Currently, certain local jurisdictions assess a tax of up to 4% of each Purchase Payment.

In most cases, we deduct a charge in the amount of the tax from the total value of the Contract only at the time of annuitization, death, surrender, or withdrawal. We reserve the right, however, to deduct the charge from each Purchase Payment at the time it is made. We compute the amount of the charge by multiplying the applicable premium tax percentage times the amount you are withdrawing, surrendering, annuitizing or applying to a death benefit.

                           PREMIUM TAX RATE
 STATE OR   ---------------------------------------------
TERRITORY   QUALIFIED CONTRACTS   NON-QUALIFIED CONTRACTS
---------   -------------------   -----------------------
CA                 0.50%                   2.35%
GUAM               4.00%                   4.00%
ME(A)              0.00%                   2.00%
NV                 0.00%                   3.50%
PR                 3.00%                   3.00%
SD(A)              0.00%                   1.25%(B)
WV                 1.00%                   1.00%
WY                 0.00%                   1.00%

(A)  We pay premium tax upon receipt of Purchase Payment.

(B)  0.80% on Purchase Payments in excess of $500,000.

                               Federal Tax Matters

INTRODUCTION

The following discussion of the Federal income tax treatment of the Contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The Federal income tax treatment of an annuity contract is unclear in certain circumstances, and you should consult a qualified tax advisor with regard to the application of the law to your circumstances. This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

This discussion does not address state or local tax consequences associated with the purchase of a Contract. IN ADDITION, WE MAKE NO GUARANTEE REGARDING ANY TAX TREATMENT -- FEDERAL, STATE, OR LOCAL -- OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.

OUR TAX STATUS

We are taxed as a life insurance company. Because the operations of the Separate Account are a part of, and are taxed with, our operations, the Separate Account is not separately taxed as a "regulated investment company" under the Code. Under existing Federal income tax laws, we are not taxed on the investment income and capital gains of the Separate Account, but the operations of the Separate Account may reduce our Federal income taxes. For example, we may be eligible for certain tax credits or deductions relating to foreign taxes paid and dividends received by the Funds. Our use of these tax credits and deductions will not adversely affect or benefit the Separate Account. We do not anticipate that we will be taxed on the income and gains of the Separate Account in the future, but if we are, we may impose a corresponding charge against the Separate Account.

The Contracts permit us to deduct a charge for any taxes we incur that are attributable to the operation or existence of the Contracts or the Separate Account. Currently, we do not anticipate making a charge of such taxes. If the level of the current taxes increases, however, or is expected to increase in the future, we reserve the right to make a charge in the future.

SPECIAL CONSIDERATIONS FOR OPTIONAL BENEFITS

At present, the IRS has not provided guidance as to the tax treatment of charges for optional benefits to an annuity contract. The IRS might take the position that each charge associated with these optional benefits is deemed a withdrawal from the contract subject to current income tax to the extent of any gains and, if applicable, the 10% penalty tax for premature withdrawals.

We do not currently report charges for optional benefits as partial withdrawals, but we may do so in the future if we believe that the IRS would require us to report them as such. You should consult a tax adviser before electing any optional benefit Riders.


The optional Principal Plus for Life (or PPFL) Riders available under the Contract provide benefits that differ from those traditionally offered under variable annuity contracts. If one of these Riders is in effect, the Contract Owner or his or her Beneficiary may be entitled to withdrawals under the Guaranteed Withdrawal Amount or Lifetime Income Amount provisions of the Rider even if the Contract Value is zero. Such withdrawals are treated as withdrawals for income tax purposes, and if the investment in the Contract has been fully recovered, they are fully includible in income.



If you purchase a Qualified Contract with an optional death benefit or other optional benefit Rider, the presence of these benefits may increase the amount of any required minimum distributions under the requirements of your Qualified Plan. See "Qualified Contracts (Contracts Purchased for a Qualified Plan)" below.


NON-QUALIFIED CONTRACTS
(Contracts Not Purchased to Fund a Qualified Plan)

Undistributed Gains

Except where the Owner is not an individual, we expect our Contracts to be considered annuity contracts under Section 72 of the Code. This means that, ordinarily, you pay no federal income tax on any gains in your Contract until we actually distribute assets to you.

However, a Contract held by an Owner other than a natural person (for example, a corporation, partnership, limited liability company or other such entity) does not generally qualify as an annuity contract for tax purposes. Any increase in value therefore would constitute ordinary taxable income to such an Owner in the year earned. Notwithstanding this general rule, a Contract will ordinarily be treated as held by a natural person if the nominal Owner is a trust or other entity which holds the Contract as an agent for a natural person.

Taxation of Annuity Payments

When we make payments under a Contract in the form of an annuity, normally a portion of each annuity payment is taxable as ordinary income. The taxable portion of an annuity payment is equal to the excess of the payment over the exclusion amount.

In the case of variable annuity payments, the exclusion amount is the investment in the Contract when payments begin to be made divided by the number of payments expected to be made (taking into account the Annuitant's life expectancy and the form of annuity benefit selected). In the case of Fixed Annuity payments, the exclusion amount is based on the investment in the Contract and the total expected value of Fixed Annuity payments for the term of the Contract (determined under IRS regulations). In general, your investment in the Contract equals the aggregate amount of premium payments you have made over the life of the Contract, reduced by any amounts previously distributed from the Contract that were not subject to tax. A simplified method of determining the taxable portion of annuity benefit payments applies to Contracts issued in connection with certain Qualified Plans other than IRAs.

Once you have recovered your total investment in the Contract tax-free, further annuity payments will be fully taxable. If annuity payments cease because the Annuitant dies before all of the investment in the Contract is recovered, the unrecovered amount generally will be allowed as a deduction on the Annuitant's last tax return or, if there is a beneficiary entitled to receive further payments, will be distributed to the beneficiary as described more fully below under "Taxation of Death Benefit Proceeds."

Surrenders, Withdrawals and Death Benefits

When we make a single sum payment from your Contract, you have ordinary taxable income to the extent the payment exceeds your investment in the Contract (discussed above). Such a single sum payment can occur, for example, if you surrender your Contract before the Maturity Date or if no extended payment option is selected for a death benefit payment.

When you take a partial withdrawal from a Contract before the Maturity Date, including a payment under a systematic withdrawal plan or guaranteed withdrawal benefit, all or part of the payment may constitute taxable ordinary income to you. If, on the date of withdrawal, the total value of your Contract exceeds the investment in the Contract, the excess will be considered gain and the withdrawal will be taxable as ordinary income up to the amount of such gain. Taxable withdrawals may also be subject to a penalty tax for premature withdrawals as explained below. When only the investment in the Contract remains, any subsequent withdrawal made before the Maturity Date will be a tax-free return of investment. If you assign or pledge any part of your Contract's value, the value so pledged or assigned is taxed the same way as if it were a partial withdrawal.

For purposes of determining the amount of taxable income resulting from a single sum payment or a partial withdrawal, all annuity contracts issued by us or our affiliates to the Owner within the same calendar year will be treated as if they were a single contract.


As mentioned above, amounts received in a partial withdrawal are taxable to the extent that the Contract Value exceeds the investment in the Contract. There is some uncertainty regarding the effect that certain optional benefits, e.g., the Principal Plus for Life Rider, might have on the amount that is treated as the Contract Value for this purpose. As a result, the taxable portion of amounts received in a partial withdrawal could be greater or less depending on how such optional benefits are treated for this purpose.


There may be special income tax issues present in situations where the Owner and the Annuitant are not the same person and are not married to one another. A tax adviser should be consulted in those situations.

Taxation of Death Benefit Proceeds

All or part of any death benefit proceeds may constitute a taxable payout of earnings. A death benefit payment generally results in taxable ordinary income to the extent such payment exceeds your investment in the Contract.

Amounts may be distributed from a Contract because of the death of an Owner or the Annuitant. During the Accumulation Period, death benefit proceeds are includible in income as follows:

- if distributed in a single sum payment under our current administrative procedures, they are taxed in the same manner as a full withdrawal, as described above; or

- if distributed under an Annuity Option, they are taxed in the same manner as annuity payments, as described above; or

- If distributed as a series of withdrawals over the Beneficiary's life expectancy, they are taxable to the extent the Contract Value exceeds the investment in the Contract.

After a Contract matures and annuity payments begin, if the Contract guarantees payments for a stated period and the Owner dies before the end of that period, payments made to the Beneficiary for the remainder of that period are includible in the Beneficiary's income as follows:

- if received in a single sum under our current administrative procedures, they are includible in income to the extent that they exceed the unrecovered investment in the Contract at that time; or

- if distributed in accordance with the existing Annuity Option selected, they are fully excludable from income until the remaining investment in the Contract has been recovered, and all annuity benefit payments thereafter are fully includible in income.

Penalty Tax on Premature Distributions

There is a 10% IRS penalty tax on the taxable portion of any payment from a Non-Qualified Contract. Exceptions to this penalty tax include distributions:

-    received on or after the date on which the Contract Owner reaches age 59
     1/2;

- attributable to the Contract Owner becoming disabled (as defined in the tax law);

- made to a Beneficiary on or after the death of the Contract Owner or, if the Contract Owner is not an individual, on or after the death of the primary Annuitant;

- made as a series of substantially equal periodic payments for the life (or life expectancy) of the Owner or for the joint lives (or joint life expectancies) of the Owner and designated individual Beneficiary;

-    made under a single-premium immediate annuity contract; or

- made with respect to certain annuities issued in connection with structured settlement agreements.

Puerto Rico Non-Qualified Contracts
(John Hancock USA Contracts)

Distributions from Puerto Rico annuity contracts issued by us are subject to federal income taxation, withholding and reporting requirements as well as Puerto Rico tax laws. Both jurisdictions impose a tax on distributions. Under federal requirements, distributions are deemed to be income first. Under the Puerto Rico tax laws, however, distributions from a Contract not purchased to fund a Qualified Plan ("Non-Qualified Contract") are treated as a non-taxable return of principal until the principal is fully recovered. Thereafter, all distributions under a Non-Qualified Contact are fully taxable. Puerto Rico does not currently impose an early withdrawal penalty tax. The Internal Revenue Code, however, does impose such a penalty and bases it on the amount that is taxable under federal rules.

Distributions under a Non-Qualified Contract after annuitization are treated as part taxable income and part non-taxable return of principal. The amount excluded from gross income after annuitization under Puerto Rico tax law is equal to the amount of the distribution in excess of 3% of the total Purchase Payments paid, until an amount equal to the total Purchase Payments paid has been excluded. Thereafter, the entire distribution from a Non-Qualified Contract is included in gross income. For federal income tax purposes, however, the portion of each annuity payment that is subject to tax is computed on the basis of investment in the Contract and the Annuitant's life expectancy. Generally Puerto Rico does not require income tax to be withheld from distributions of income. Although Puerto Rico allows a credit against its income tax for taxes paid to the federal government, you may not be able to use the credit fully. If you are a resident of Puerto Rico, you should consult a tax adviser before purchasing an annuity contract.

Diversification Requirements

Your Contract will not qualify for the tax benefits of an annuity contract unless the Separate Account follows certain rules requiring diversification of investments underlying the Contract. In addition, the rules require that the Contract Owner not have "investment control" over the underlying assets.


In certain circumstances, the Owner of a variable annuity contract may be considered the Owner, for federal income tax purposes, of the assets of the Separate Account used to support the Contract. In those circumstances, income and gains from the Separate Account assets would be includible in the Contract Owner's gross income. The Internal Revenue Service ("IRS") has stated in published rulings that a variable Contract Owner will be considered the Owner of Separate Account assets if the Contract Owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. A Treasury Decision issued in 1986 stated that guidance would be issued in the form of regulations or rulings on the "extent to which Policyholders may direct their investments to particular sub-accounts of a separate account without being treated as owners of the underlying assets." As of the date of this Prospectus, no comprehensive guidance on this point has been issued. In Rev. Rul. 2003-91, however, the IRS ruled that a contract holder would not be treated as the owner of assets underlying a variable life insurance or annuity contract despite the owner's ability to allocate funds among as many as twenty sub-accounts.


The ownership rights under your Contract are similar to, but different in certain respects from, those described in IRS rulings in which it was determined that contract owners were not owners of separate account assets. Since you have greater flexibility in allocating premiums and Contract Values than was the case in those rulings, it is possible that you would be treated as the Owner of your Contract's proportionate share of the assets of the Separate Account.

We do not know what future Treasury Department regulations or other guidance may require. We cannot guarantee that an underlying Fund will be able to operate as currently described in its prospectus, or that a Fund will not have to change any of its investment objectives or policies. We have reserved the right to modify your Contract if we believe doing so will prevent you from being considered the owner of your Contract's proportionate share of the assets of the Separate Account, but we are under no obligation to do so.

QUALIFIED CONTRACTS
(Contracts Purchased for a Qualified Plan)


The Contracts are also available for use in connection with certain types of retirement plans, including IRAs, which receive favorable treatment under the Code ("Qualified Plans"). Numerous special tax rules apply to the participants in Qualified Plans and to the Contracts used in connection with these plans. We provide a brief description of types of Qualified Plans in Appendix B of this Prospectus, but make no attempt to provide more than general information about use of the Contracts with the various types of Qualified Plans in this Prospectus. We may limit the availability of the Contracts to certain types of Qualified Plans and may discontinue making Contracts available to any Qualified Plan in the future. If you intend to use a Contract in connection with a Qualified Plan you should consult a tax adviser.


We have no responsibility for determining whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular employee is eligible for inclusion under a plan. In general, the Code imposes limitations on the amount of annual compensation that can be contributed into a Qualified Plan, and contains rules to limit the amount you can contribute to all of your Qualified Plans. Trustees and administrators of Qualified Plans may, however, generally invest and reinvest existing plan assets without regard to such Code imposed limitations on contributions. Certain distributions from Qualified Plans may be transferred directly to another plan, unless funds are added from other sources, without regard to such limitations.

The tax rules applicable to Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. For example, for both withdrawals and annuity benefit payments under certain Qualified Contracts, there may be no "investment in the Contract" and the total amount received may be taxable. Also, loans from Qualified Contracts, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, and the manner in which the loan must be repaid. (You should always consult your tax adviser and retirement plan fiduciary prior to exercising your loan privileges.) Both the amount of the contribution that may be made and the tax deduction or exclusion that you may claim for that contribution are limited under Qualified Plans.

Under the tax rules, the Owner and the Annuitant may not be different individuals if a Contract is used in connection with a Qualified Plan. If a co-Annuitant is named, all distributions made while the Annuitant is alive must be made to the Annuitant. Also, if a co-Annuitant is named who is not the Annuitant's spouse, the Annuity Options which are available may be limited, depending on the difference in ages between the Annuitant and co-Annuitant. Additionally, for Contracts issued in connection with Qualified Plans subject to the Employee Retirement Income Security Act, the spouse or ex-spouse of the Owner will have rights in the Contract. In such a case, the Owner may need the consent of the spouse or ex-spouse to change Annuity Options or make a withdrawal from the Contract.


Special rules govern the time at which distributions to the Owner and Beneficiaries must commence and the form in which the distributions must be paid. These special rules may also require the length of any guarantee period to be limited. They also affect the restrictions that the Owner may impose on the timing and manner of payment of death benefits to Beneficiaries or the period of time over which a Beneficiary may extend payment of the death benefits under the Contract. In addition, the presence of the death benefit or an optional benefit, such as the Principal Plus for Life Rider may affect the amount of the required minimum distributions that must be made under the Contract. Failure to comply with minimum distribution requirements will result in the imposition of an excise tax, generally 50% of the amount by which the amount required to be distributed exceeds the actual distribution. In the case of IRAs (other than Roth IRAs), distributions of minimum amounts (as specified in the tax law) to the Owner must generally commence by April 1 of the calendar year following the calendar year in which the Owner attains age 70 1/2. In the case of certain other Qualified Plans, such distributions of such minimum amounts must generally commence by the later of this date or April 1 of the calendar year following the calendar year in which the employee retires. Distributions made under certain Qualified Plans, including IRAs, after the Owner's death must also comply with the minimum distribution requirements, and different rules governing the timing and the manner of payments apply, depending on whether the designated Beneficiary is an individual, and, if so, the Owner's spouse, or an individual other than the Owner's spouse. If you wish to impose restrictions on the timing and manner of payment of death benefits to your designated Beneficiaries or if your Beneficiary wishes to extend over a period of time the payment of the death benefits under your Contract, please consult your tax adviser.


Penalty Tax on Premature Distributions

There is also a 10% IRS penalty tax on the taxable amount of any payment from certain Qualified Contracts (but not Section 457 plans). (The amount of the penalty tax is 25% of the taxable amount of any payment received from a SIMPLE retirement account during the 2-year period beginning on the date the individual first participated in any qualified salary reduction arrangement maintained by the individual's employer.) There are exceptions to this penalty tax which vary depending on the type of Qualified Plan. In the case of an Individual Retirement Annuity or an IRA, including a SIMPLE IRA, the penalty tax does not apply to a payment:

-    received on or after the date on which the Contract Owner reaches age 59
     1/2;

- received on or after the Owner's death or because of the Owner's disability (as defined in the tax law); or

- made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the Owner or for the joint lives (or joint life expectancies) of the Owner and "designated beneficiary" (as defined in the tax law).

These exceptions generally apply to taxable distributions from other Qualified Plans (although, in the case of plans qualified under Sections 401 and 403, the exception for substantially equal periodic payments applies only if the Owner has separated from service). In addition, the penalty tax does not apply to certain distributions from IRAs which are used for first time home purchases or for higher education expenses. Special conditions must be met to qualify for these two exceptions to the penalty tax. If you wish to take a distribution from an IRA for these purposes, you should consult your tax adviser.

When we issue a Contract in connection with a Qualified Plan, we will amend it as necessary to conform to the requirements of the plan. However, your rights to any benefits under the plan may be subject to the terms and conditions of the plan itself, regardless of the terms and conditions of the Contracts. We will not be bound by terms and conditions of Qualified Plans to the extent those terms and conditions contradict a Contract, unless we consent.

Tax-Free Rollovers

If permitted under your plan, you may make a tax-free rollover from:

-    a traditional IRA to another traditional IRA;

- a traditional IRA to another Qualified Plan, including a Section 403(b) plan;

- any Qualified Plan (other than a Section 457 deferred compensation plan maintained by a tax-exempt organization) to a traditional IRA;

- any Qualified Plan (other than a Section 457 deferred compensation plan maintained by a tax exempt organization) to another Qualified Plan, including a roll-over of amounts from your prior plan derived from your "after-tax" contributions from "involuntary" distributions;

- a Section 457 deferred compensation plan maintained by a tax-exempt organization to another Section 457 deferred compensation plan maintained by a tax-exempt organization (by means of a direct trustee-to-trustee transfer only); and


- a traditional IRA to a Roth IRA, subject to special restrictions discussed below.


In addition, if your spouse survives you, he or she is permitted to rollover your tax-qualified retirement account to another tax-qualified retirement account in which your surviving spouse participates, to the extent permitted by your surviving spouse's plan.

WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS. If a Contract is used in connection with a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code, or a governmental deferred compensation plan described in Section 457(b) of the Code, any eligible rollover distribution from the Contract will be subject to mandatory withholding. An eligible rollover distribution generally is any taxable distribution from such plans except (i) minimum distributions required under Section 401(a)(9) of the Code, (ii) certain distributions for life, life expectancy, or for 10 years or more which are part of a "series of substantially equal periodic payments," and (iii) if applicable, certain hardship withdrawals.

Federal income tax of 20% will be withheld from an eligible rollover distribution. The withholding is mandatory, and you cannot elect to have it not apply. This 20% withholding will not apply, however, if instead of receiving the eligible rollover distribution, you choose to have it directly transferred to a Qualified Plan. Before you receive an eligible rollover distribution, we will provide a notice explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

Loans

A loan privilege is available only to Owners of Contracts issued in connection with Section 403(b) retirement arrangements that are not subject to Title 1 of the Employee Retirement Income Security Act of 1974 (ERISA). The rules governing the availability of loans, including the maximum Loan Amount, are prescribed in the Code, IRS regulations, and our procedures in effect at the time a loan is made. Because the rules governing loans under section 403(b) Contracts are complicated, you should consult your tax adviser before exercising the loan privilege. Failure to meet the requirements for loans may result in adverse income tax consequences to you. The loan agreement you sign will describe the restrictions and limitations applicable to the loan at the time you apply.

Federal tax law generally requires loans to be repaid within 5 years (except in cases where the loan was used to acquire the principal residence of a plan participant), with repayments made at least quarterly and in level payments over the term of the loan. Interest will be charged on your Loan Amount. Failure to make a loan repayment when due will result in adverse tax income tax consequences to you.

The amount of any Unpaid Loans will be deducted from the death benefit otherwise payable under the Contract. In addition, loans, whether or not repaid, will have a permanent effect on the Contract Value because the investment results of the Investment Accounts will apply only to the unborrowed portion of the Contract Value. The longer a loan is unpaid, the greater the effect is likely to be. The effect could be favorable or unfavorable.

Puerto Rico Contracts Issued to Fund Retirement Plans
(John Hancock USA Contracts)

The tax laws of Puerto Rico vary significantly from the provisions of the Internal Revenue Code of the United States that are applicable to various Qualified Plans. Although we may offer variable annuity contracts in Puerto Rico in connection with Puerto Rican "tax qualified" retirement plans, the text of this Prospectus addresses federal tax law only and is inapplicable to the tax laws of Puerto Rico.

SEE YOUR OWN TAX ADVISER

The foregoing description of Federal income tax topics and issues is only a brief summary and is not intended as tax advice. It does not include a discussion of federal estate and gift tax or state tax consequences. The rules under the Code governing Qualified Plans are extremely complex and often difficult to understand. Changes to the tax laws may be enforced retroactively. Anything less than full compliance with the applicable rules, all of which are subject to change from time to time, can have adverse tax consequences. The taxation of an Annuitant or other payee has become so complex and confusing that great care must be taken to avoid pitfalls. For further information you should always consult a qualified tax adviser.

                                 General Matters

ASSET ALLOCATION SERVICES


We are aware that certain third parties are offering asset allocation services ("Asset Allocation Services") in connection with the Contracts through which a third party may transfer amounts among Investment Options from time to time on your behalf. WE DO NOT ENDORSE, APPROVE OR RECOMMEND SUCH SERVICES IN ANY WAY AND YOU SHOULD BE AWARE THAT FEES PAID FOR SUCH SERVICES ARE SEPARATE AND IN ADDITION TO FEES PAID UNDER THE CONTRACTS.


RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM
(for Contracts issued by John Hancock USA)


Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program ("ORP") to withdraw their interest in a variable annuity contract issued under the ORP only upon:


- termination of employment in the Texas public institutions of higher education;

-    retirement;

-    death; or

-    the participant's attainment of age 70 1/2.


Accordingly, before you withdraw any amounts from the Contract, you must furnish proof to us that one of these four events has occurred. The foregoing restrictions on withdrawal do not apply in the event a participant in the ORP transfers the Contract Value to another Contract or another qualified custodian during the period of participation in the ORP. Loans are not available under Contracts subject to the ORP.


DISTRIBUTION OF CONTRACTS

We pay compensation for sales of the Contracts.


John Hancock Distributors, LLC ("JH Distributors"), a Delaware limited liability company that John Hancock USA controls, is the principal underwriter and distributor of the Contracts offered by this Prospectus and of other annuity and life insurance products we and our affiliates offer. JH Distributors also acts as the principal underwriter of the John Hancock Trust, whose securities are used to fund certain Variable Investment Options under the Contracts and under other annuity and life insurance products we offer.



JH Distributors' principal address is 200 Bloor Street East, Toronto, Canada M4W 1E5. It also maintains offices with us at 601 Congress Street, Boston, Massachusetts 02210. JH Distributors is a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the "1934 Act") and is a member of the National Association of Securities Dealers, Inc. (the "NASD").


We offer the Contracts for sale through broker-dealers that have entered into selling agreements with JH Distributors. Broker-dealers sell the Contracts through their registered representatives who have been appointed by us to act as our insurance agents. JH Distributors, or any of its affiliates that is registered under the 1934 Act and a member of the NASD, may also offer the Contracts directly to potential purchasers. Signator Investors, Inc. is an affiliated broker-dealer.

JH Distributors pays compensation to broker-dealers for the promotion and sale of the Contracts. The individual representative who sells you a Contract typically will receive a portion of the compensation, under the representative's own arrangement with his or her broker-dealer. Our affiliated broker-dealers may pay additional cash and non-cash incentives to their representatives for sales of the Contracts described in this Prospectus that they would not pay in connection with the sale of other Contracts issued by unaffiliated companies.

A limited number of affiliated and/or non-affiliated broker-dealers may also be paid commissions or overrides to "wholesale" the Contracts, that is, to provide marketing support and training services to the broker-dealer firms that do the actual selling. We may also provide compensation to broker-dealers for providing ongoing service in relation to Contracts that have already been purchased.


Standard Compensation



The amount and timing of compensation JH Distributors may pay to broker-dealers may vary depending on the selling agreement, but compensation with respect to Contracts sold through broker-dealers (inclusive of wholesaler overrides and expense allowances) and paid to broker-dealers is not expected to exceed [3.00]% of Purchase Payments. In addition, beginning one year after each Purchase Payment, JH Distributors may pay ongoing compensation at an annual rate of up to [150%] of the values of the Contracts attributable to such Purchase Payments. The greater the amount paid by JH Distributors at the time you make a Purchase Payment, the less it will pay as ongoing compensation. Contract Owners do not pay this compensation directly . JH Distributors pays the compensation from its assets but expects to recoup it through the fees and charges imposed under the Contract (see "Charges and Deductions").

Additional Compensation and Revenue Sharing



To the extent permitted by SEC and NASD rules and other applicable laws and regulations, selling broker dealers may receive additional payments in the form of cash, other special compensation or reimbursement of expenses . These additional compensation or reimbursement arrangements may include, for example, payments in connection with the firm's "due diligence" examination of the Contracts, payments for providing conferences or seminars, sales or training programs for invited registered representatives and other employees, payments for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding the Contracts, and payments to assist a firm in connection with its administrative systems, operations and marketing expenses and/or other events or activities sponsored by the firms. Subject to applicable NASD rules and other applicable laws and regulations, JH Distributors and its affiliates may contribute to, as well as sponsor, various educational programs, sales contests and/or promotions in which participating firms and their sales persons may receive prizes such as merchandise, cash, or other awards.


These arrangements may not be offered to all firms, and the terms of such arrangements may differ between firms. We provide additional information on special compensation or reimbursement arrangements involving selling firms and other financial institutions in the Statement of Additional Information, which is available upon request. Any such compensation, which may be significant at times, will not result in any additional direct charge to you by us.


Differential Compensation



Compensation negotiated and paid by JH Distributors pursuant to a selling agreement with a broker-dealer may differ from compensation levels that the broker-dealer receives for selling other variable contracts. The compensation and revenue sharing arrangements may give us benefits such as greater access to registered representatives. In addition, under their own arrangements, broker-dealer firms may pay a portion of any amounts received under standard or additional compensation or revenue sharing arrangements to their registered representatives. The additional compensation and revenue sharing arrangements may give us benefits such as greater access to registered representatives. As a result, registered representatives may be motivated to sell the Contracts of one issuer over another issuer, or one product over another product. You should contact your registered representative for more information on compensation arrangements in connection with your purchase of a Contract.





REINSURANCE ARRANGEMENTS


From time to time we may utilize reinsurance as part of our risk management program. Under any reinsurance agreement, we remain liable for the contractual obligations of the Contracts' guaranteed benefits and the reinsurer(s) agree to reimburse us for certain amounts and obligations in connection with the risks covered in the reinsurance agreements. The reinsurer's contractual liability runs solely to us, and no Contract Owner shall have any right of action against any reinsurer. In evaluating reinsurers, we consider the financial and claims paying ability ratings of the reinsurer. Our philosophy is to minimize incidental credit risk. We do so by engaging in secure types of reinsurance transactions with high quality reinsurers and diversifying reinsurance counterparties to limit concentrations. Some of the benefits that may be reinsured include living benefits, guaranteed death benefits, Fixed Investment Option guarantees, or other obligations.

             Appendix A: Examples of Principal Plus for Life Riders



The following examples provide hypothetical examples of the benefits provided under the Principal Plus for Life, Principal Plus for Life Plus Automatic Annual Step-up and Principal Plus for Life Plus Spousal Protection optional benefit Riders. These examples are not representative of future performance under your Contract, which may be higher or lower than the amounts shown.



EXAMPLE 1. PRINCIPAL PLUS FOR LIFE, PRINCIPAL PLUS FOR LIFE PLUS AUTOMATIC ANNUAL STEP-UP AND PRINCIPAL PLUS FOR LIFE PLUS SPOUSAL PROTECTION. Assume a single Purchase Payment of $100,000 at Covered Person's age 55 (oldest Covered Person for Principal Plus for Life Plus Spousal Protection Rider), no additional Purchase Payments are made, withdrawals equal to the Guaranteed Withdrawal Amount are taken beginning in year 11. Also assume that the Contract Value is less than the Guaranteed Withdrawal Balance at the eligible Step-up Dates, so there is no Step-up and the Covered Person (either of the Covered Persons for Principal Plus for Life Plus Spousal Protection Rider) survives at least 31 years from issue.



                                                                                       Guaranteed
                                                                                       Withdrawal
                                    Guaranteed    Lifetime                              Balance
                                    Withdrawal     Income     Withdrawal              on Contract
Contract Year   Purchase Payments     Amount       Amount        Taken      Bonus     Anniversary
-------------   -----------------   ----------    --------    ----------   ------     -----------
   At issue          $100,000             N/A         N/A       $    0     $    0       $100,000(A)
       1                    0          $5,000(A)      N/A            0      5,000(B)     105,000(C)
       2                    0            5250(C)      N/A            0      5,000        110,000
       3                    0           5,500         N/A            0      5,000        115,000
       4                    0           5,750         N/A            0      5,000        120,000
       5                    0           6,000         N/A            0      5,000        125,000
       6                    0           6,250         N/A            0      5,000        130,000
       7                    0           6,500         N/A            0      5,000        135,000
       8                    0           6,750         N/A            0      5,000        140,000
       9                    0           7,000         N/A            0      5,000        145,000
      10                    0           7,250         N/A            0      5,000        150,000
      11                    0           7,500      $7,500(D)     7,500          0        142,500
      12                    0           7,500       7,500        7,500          0        135,000
      13                    0           7,500       7,500        7,500          0        127,500
      14                    0           7,500       7,500        7,500          0        120,000
      15                    0           7,500       7,500        7,500          0        112,500
      20                    0           7,500       7,500        7,500          0         75,000
      25                    0           7,500       7,500        7,500          0         37,500
      30                    0           7,500       7,500        7,500          0              0
      31+                   0               0       7,500        7,500          0              0



(A) The initial Guaranteed Withdrawal Balance is equal to the initial payment of $100,000. The initial Guaranteed Withdrawal Amount is equal to 5% of the initial Guaranteed Withdrawal Balance (.05 X $100,000 = $5,000).



(B) In this example, there is no withdrawal during the second contract year so a bonus will be added to the Guaranteed Withdrawal Balance. The bonus amount is equal to 5% of the total purchase payments to date (.05 X $100,000 = $5,000).



(C) Following a bonus, the Guaranteed Withdrawal Balance and the Guaranteed Withdrawal Amount are recalculated. The new Guaranteed Withdrawal Balance is equal to the Guaranteed Withdrawal Balance before the bonus increased by the amount of the bonus ($100,000 + $5,000 = $105,000). The Guaranteed Withdrawal Amount is equal to the greater of (a) the Guaranteed Withdrawal Amount prior to the bonus ($5,000) or 5% of the Guaranteed Withdrawal Balance after the bonus (.05 X $105,000 = $5,250).



(D) The Lifetime Income Amount is calculated on the Contract Anniversary after the Covered Person's 65th birthday (oldest Covered Person for Principal Plus for Life - Spousal Protection Rider). The Lifetime Income Amount is initially equal to 5% of the Guaranteed Withdrawal Balance at that time (.05 X $150,000 = $7,500)

EXAMPLE 2. PRINCIPAL PLUS FOR LIFE, PRINCIPAL PLUS FOR LIFE PLUS AUTOMATIC ANNUAL STEP-UP AND PRINCIPAL PLUS FOR LIFE PLUS SPOUSAL PROTECTION Assume an initial Purchase Payment of $100,000 at Covered Person's age 65 (oldest Covered Person for Principal Plus for Life Plus Spousal Protection Rider), an additional Purchase Payment of $10,000 is made at the beginning of the Contract Year 2, a withdrawal equal to the Guaranteed Withdrawal Amount is taken in Contract Year 3, no withdrawals are taken in Contract Years 1, 2, 4, 5 (resulting in bonuses in those years). Also assume that the Contract Value at the end of year 3 is less than the Guaranteed Withdrawal Balance so there is no step-up.



                                                                                                   Guaranteed
                                       Guaranteed                                                  Withdrawal
                                       Withdrawal       Lifetime Income                             Balance
                                      Amount after       Amount after     Withdrawal              on Contract
Contract Year   Purchase Payments   Purchase Payment   Purchase Payment      Taken      Bonus     Anniversary
-------------   -----------------   ----------------   ----------------   ----------   ------     -----------
   At issue        $100,000                --                 N/A          $    0      $   0        $100,000
      1                   0             $5,000              $5,000              0       5,000        105,000
      2              10,000(A)           5,750(A)            5,750              0       5,500(B)     120,500
      3                   0              6,025               6,025          6,025(C)        0(D)     114,475(C)
      4                   0              6,025               6,025              0       5,500        119,975
      5                   0              6,025               6,025              0       5,500        125,475



(A) In this example, there is an additional purchase payment at the beginning of the second contract year. Prior to that purchase payment the Guaranteed Withdrawal Amount is $5,250, as in Example 1 above. Following the Additional Purchase Payment, the Guaranteed Withdrawal Amount is calculated as the lesser of (a) 5% of the Guaranteed Withdrawal Balance immediately after the Purchase Payment (.05 X (105,000+10,000) = $5,750) or (b) the Guaranteed Withdrawal Amount immediately prior to the Purchase Payment plus 5% of the Purchase Payment ($5,250 + (.05 X 10,000) = $5,750).



(B) In this example, there is no withdrawal during the second contract year so a bonus will be added to the Guaranteed Withdrawal Balance. The bonus amount is equal to 5% of the total purchase payments to date (.05 X $110,000 = $5,500).



(C) In this example there is a withdrawal equal to the Guaranteed Withdrawal Amount $6,025 in year 3. Since this withdrawal does not exceed the Guaranteed Withdrawal Amount, the Guaranteed Withdrawal Balance is reduced by the amount of the withdrawal ($120,500 - $6,025 = $114,475).



(D)  No bonus is payable in any year that a withdrawal is taken.

EXAMPLE 3. PRINCIPAL PLUS FOR LIFE Assume a single Purchase Payment of $100,000 at age 63, no additional Purchase Payments are made, the Guaranteed Withdrawal Balance Steps-up at the end of Contract Year 3, withdrawals equal to the Guaranteed Withdrawal Amount are taken in Contract Years 1, 2, 3 and 4 and a withdrawal exceeding the Guaranteed Withdrawal Amount is taken at the end of Contract Year 5 (resulting in a reset). Since withdrawals are taken every year, there are no bonuses.



                                                                               Hypothetical
                              Guaranteed         Lifetime                   Contract Value on       Guaranteed
                              Withdrawal       Income Amount                     Contract       Withdrawal Balance
                Purchase     Amount after     after Purchase   Withdrawal   Anniversary prior       on Contract
Contract Year   Payments   Purchase Payment       Payment         Taken        to Rider Fee         Anniversary
-------------   --------   ----------------   --------------   ----------   -----------------   ------------------
   At issue     $100,000         $   --          $   --        $   --          $     --             $100,000
      1                0          5,000              --          5,000          102,000               95,000
      2                0          5,000              --          5,000          103,828               90,000(A)
      3                0          5,000           4,500(A)       4,500          106,281(B)           106,281(B)
      4                0          5,314(C)        5,314(C)       5,314           95,396              100,967
      5                0          5,314           5,314         10,000(D)        75,474               75,474
      6                0          3,774(D)        3,774(D)       3,774           71,297               71,700
      7                0          3,774           3,774          3,774           77,870               67,926
      8                0          3,774           3,774          5,000(E)        84,996               62,926(E)
      9                0          3,774(E)        3,774(E)          --



(A) The Lifetime Income Amount is calculated on the Contract Anniversary after the Covered Person's 65th birthday. The Lifetime Income Amount is equal to 5% of the Guaranteed Withdrawal Balance on that anniversary (.05 X $90,000 = $4,500). In this example, since withdrawals were taken prior to the age 65 Contract Anniversary, the initial Lifetime Income Amount is less than the Guaranteed Withdrawal Amount.



(B) At the end of contract year 3, the Contract Value in this example, $106,281 is greater than the Guaranteed Withdrawal Balance ($90,000 - $4,500 = $85,500). The Guaranteed Withdrawal Balance will Step-up to equal the Contract Value of $106,281.



(C) Following the Step-up of the Guaranteed Withdrawal Balance, the Guaranteed Withdrawal Amount is recalculated as the greater of (a) the Guaranteed Withdrawal Amount prior to the Step-up $5,000 or (b) 5% of the Guaranteed Withdrawal Balance after the Step-up (.05 X $106,281 = $5,314). The Lifetime Income Amount is also recalculated as the greater of (a) the Lifetime Income Amount prior to the Step-up $4,500 or (b) 5% of the Guaranteed Withdrawal Balance after the Step-up (.05 X $106,281 = $5,314).



(D) At the end of year 5, there is a withdrawal of $10,000 which is greater than both the Guaranteed Withdrawal Amount and the Lifetime Income Amount. Since this is an excess withdrawal, the Guaranteed Withdrawal Balance will be reset to the lesser of (a) the Contract Value after the withdrawal $75,474 or (b) the Guaranteed Withdrawal Balance prior to the withdrawal minus the amount of the withdrawal ($100,967 - $10,000 = $90,967). Since the Guaranteed Withdrawal Balance was reset, the Guaranteed Withdrawal Amount and the Lifetime Income Amount will both be reset. The Guaranteed Withdrawal Amount will equal the lesser of (a) the Guaranteed Withdrawal Amount prior to the withdrawal $5,314 or (b) 5% of the greater of the contract value after the withdrawal or the new Guaranteed Withdrawal Balance Value (.05 X $75,474 = $3,774). The Lifetime Income Amount will equal the lesser of (a) the Lifetime Income Amount prior to the withdrawal $5,314 or (b) 5% of the greater of the contract value after the withdrawal or the new Guaranteed Withdrawal Balance Value (.05 X $75,474 = $3,774).



(E) At the end of year 8, there is a withdrawal of $5,000 which is greater than both the Guaranteed Withdrawal Amount and the Lifetime Income Amount. Since this is an excess withdrawal, the Guaranteed Withdrawal Balance will be reset to the lesser of (a) the Contract Value after the withdrawal $84,996 or (b) the Guaranteed Withdrawal Balance prior to the withdrawal minus the amount of the withdrawal ($67,926 - $5,000 = $62,926). Since the Guaranteed Withdrawal Balance was reset, the Guaranteed Withdrawal Amount and the Lifetime Income Amount will both be reset. The Guaranteed Withdrawal Amount will equal the lesser of (a) the Guaranteed Withdrawal Amount prior to the withdrawal $3,774 or (b) 5% of the greater of the contract value after the withdrawal or the new Guaranteed Withdrawal Balance Value (.05 X $84,996 = $4,250). The Lifetime Income Amount will equal the lesser of (a) the Lifetime Income Amount prior to the withdrawal $3,774 or (b) 5% of the greater of the contract value after the withdrawal or the new Guaranteed Withdrawal Balance Value (.05 X $84,996 = $4,250).

EXAMPLE 4. PRINCIPAL PLUS FOR LIFE PLUS AUTOMATIC ANNUAL STEP-UP RIDER. Assume a single Purchase Payment of $100,000 at age 63, no additional Purchase Payments are made, the Guaranteed Withdrawal Balance Steps-up at the end of Contract Years 1, 2 and 3, withdrawals equal to the Guaranteed Withdrawal Amount are taken in Contract Years 1, 2, 3 and 4 and a withdrawal exceeding the Guaranteed Withdrawal Amount is taken at the end of Contract Year 5 (resulting in a reset). Since withdrawals are taken every year, there are no bonuses.



                                                                               HYPOTHETICAL
                              GUARANTEED         LIFETIME                   CONTRACT VALUE ON       GUARANTEED
                              WITHDRAWAL       INCOME AMOUNT                     CONTRACT       WITHDRAWAL BALANCE
                PURCHASE     AMOUNT AFTER     AFTER PURCHASE   WITHDRAWAL   ANNIVERSARY PRIOR       ON CONTRACT
CONTRACT YEAR   PAYMENTS   PURCHASE PAYMENT       PAYMENT         TAKEN        TO RIDER FEE         ANNIVERSARY
-------------   --------   ----------------   --------------   ----------   -----------------   ------------------
   At issue     $100,000          --                --              --                --            $100,000
      1                0       5,000                --           5,000           102,000             102,000(A)
      2                0       5,100(B)             --           5,100           103,514             103,514
      3                0       5,176             5,176(C)        5,176           105,020             105,020
      4                0       5,251             5,251           5,251            94,012              99,769
      5                0       5,251             5,251          10,000(D)         74,044             74,044(D)
      6                0       3,702             3,702           3,702            69,743              70,342
      7                0       3,702             3,702           3,702            75,992              75,992
      8                0       3,800             3,800           5,000            82,661              82,661
      9                0       4,133             4,133              --                --                  --



(A) At the end of contract year 1, the Contract Value in this example, $102,000 is greater than the Guaranteed Withdrawal Balance ($10,000-$5,000 = $95,000). The Guaranteed Withdrawal Balance will Step-up to equal the Contract Value of $102,000.



(B) Following the Step-up of the Guaranteed Withdrawal Balance, the Guaranteed Withdrawal Amount is recalculated as the greater of (a) the Guaranteed Withdrawal Amount prior to the Step-up $5,000 or (b) 5% of the Guaranteed Withdrawal Balance after the Step-up (.05 X $102,000 = $5,100).



(C) The Lifetime Income Amount is calculated on the Contract Anniversary after the Covered Person's 65th birthday. The Lifetime Income Amount is equal to 5% of the Guaranteed Withdrawal Balance on that anniversary (.05 X $103,514 = $5,176). I



(D) At the end of year 5, there is a withdrawal of $10,000 which is greater than both the Guaranteed Withdrawal Amount and the Lifetime Income Amount. Since this is an excess withdrawal, the Guaranteed Withdrawal Balance will be reset to the lesser of (a) the Contract Value after the withdrawal $74,044 or (b) the Guaranteed Withdrawal Balance prior to the withdrawal minus the amount of the withdrawal ($99,769 - $10,000 = $89,769). Since the Guaranteed Withdrawal Balance was reset, the Guaranteed Withdrawal Amount and the Lifetime Income Amount will both be reset. The Guaranteed Withdrawal Amount will equal the lesser of (a) the Guaranteed Withdrawal Amount prior to the withdrawal $5,251 or (b) 5% of the greater of the contract value after the withdrawal or the new Guaranteed Withdrawal Balance Value (.05 X $74,044 = $3,702). The Lifetime Income Amount will equal the lesser of (a) the Lifetime Income Amount prior to the withdrawal $5,251 or (b) 5% of the greater of the contract value after the withdrawal or the new Guaranteed Withdrawal Balance Value (.05 X $74,044 = $3,702).

EXAMPLE 5. PRINCIPAL PLUS FOR LIFE PLUS SPOUSAL PROTECTION RIDER. Assume a single Purchase Payment of $100,000 at the oldest Covered Person's age 63, no additional Purchase Payments are made, the Guaranteed Withdrawal Balance Steps-up at the end of Contract Year 3, withdrawals equal to the Guaranteed Withdrawal Amount are taken in Contract Years 1, 2, 3 and 4 and a withdrawal exceeding the Guaranteed Withdrawal Amount is taken at the end of Contract Year 5 (resulting in a reset). Since withdrawals are taken every year, there are no bonuses.



                                                                               HYPOTHETICAL
                              GUARANTEED         LIFETIME                   CONTRACT VALUE ON       GUARANTEED
                              WITHDRAWAL       INCOME AMOUNT                     CONTRACT       WITHDRAWAL BALANCE
                PURCHASE     AMOUNT AFTER     AFTER PURCHASE   WITHDRAWAL   ANNIVERSARY PRIOR       ON CONTRACT
CONTRACT YEAR   PAYMENTS   PURCHASE PAYMENT       PAYMENT         TAKEN        TO RIDER FEE         ANNIVERSARY
-------------   --------   ----------------   --------------   ----------   -----------------   ------------------
   At issue     $100,000          --                --              --               --             $100,000
      1                0       5,000                --           5,000          102,000               95,000
      2                0       5,000                --           5,000          103,560               90,000
      3                0       5,000             4,500(A)        4,500          105,740(B)           105,740(B)
      4                0       5,287(C)          5,287(C)        5,287           94,695              100,453
      5                0       5,287             5,287          10,000(D)        74,607               74,607(D)
      6                0       3,730             3,730           3,730           70,224               70,877
      7                0       3,730             3,730           3,730           76,469               67,146
      8                0       3,730             3,730           5,000(E)        83,170               62,146(E)
      9                0       3,730(E)          3,730(E)



(A) The Lifetime Income Amount is calculated on the Lifetime Income Date. The Lifetime Income Amount is equal to 5% of the Guaranteed Withdrawal Balance on that anniversary (.05 X $90,000 = $4,500). In this example, since withdrawals were taken prior to the Lifetime Income Date, the initial Lifetime Income Amount is less than the Guaranteed Withdrawal Amount.



(B) At the end of contract year 3, the Contract Value in this example, $105,740 is greater than the Guaranteed Withdrawal Balance ($90,000 - $4,500 = $85,500). The Guaranteed Withdrawal Balance will Step-up to equal the Contract Value of $105,740.



(C) Following the Step-up of the Guaranteed Withdrawal Balance, the Guaranteed Withdrawal Amount is recalculated as the greater of (a) the Guaranteed Withdrawal Amount prior to the Step-up $5,000 or (b) 5% of the Guaranteed Withdrawal Balance after the Step-up (.05 X $105,740 = $5,287). The Lifetime Income Amount is also recalculated as the greater of (a) the Lifetime Income Amount prior to the Step-up $4,500 or (b) 5% of the Guaranteed Withdrawal Balance after the Step-up (.05 X $105,740 = $5,287).



(D) At the end of year 5, there is a withdrawal of $10,000 which is greater than both the Guaranteed Withdrawal Amount and the Lifetime Income Amount. Since this is an excess withdrawal, the Guaranteed Withdrawal Balance will be reset to the lesser of (a) the Contract Value after the withdrawal $74,607 or (b) the Guaranteed Withdrawal Balance prior to the withdrawal minus the amount of the withdrawal ($100,453 - $10,000 = $90,453). Since the Guaranteed Withdrawal Balance was reset, the Guaranteed Withdrawal Amount and the Lifetime Income Amount will both be reset. The Guaranteed Withdrawal Amount will equal the lesser of (a) the Guaranteed Withdrawal Amount prior to the withdrawal $5,287 or (b) 5% of the greater of the contract value after the withdrawal or the new Guaranteed Withdrawal Balance Value (.05 X $74,607 = $3,730). The Lifetime Income Amount will equal the lesser of (a) the Lifetime Income Amount prior to the withdrawal $5,287 or (b) 5% of the greater of the contract value after the withdrawal or the new Guaranteed Withdrawal Balance Value (.05 X $74,607 = $3,730).



(E) At the end of year 8, there is a withdrawal of $5,000 which is greater than both the Guaranteed Withdrawal Amount and the Lifetime Income Amount. Since this is an excess withdrawal, the Guaranteed Withdrawal Balance will be reset to the lesser of (a) the Contract Value after the withdrawal $83,170 or (b) the Guaranteed Withdrawal Balance prior to the withdrawal minus the amount of the withdrawal ($67,146 - $5,000 = $62,146). Since the Guaranteed Withdrawal Balance was reset, the Guaranteed Withdrawal Amount and the Lifetime Income Amount will both be reset. The Guaranteed Withdrawal Amount will equal the lesser of (a) the Guaranteed Withdrawal Amount prior to the withdrawal $3,730 or (b) 5% of the greater of the contract value after the withdrawal or the new Guaranteed Withdrawal Balance Value (.05 X $83,170 = $4,159). The Lifetime Income Amount will equal the lesser of (a) the Lifetime Income Amount prior to the withdrawal $3,730 or (b) 5% of the greater of the contract value after the withdrawal or the new Guaranteed Withdrawal Balance Value (.05 X $83,170 = $4,159).

                        Appendix B: Qualified Plan Types

TRADITIONAL IRAS

Individual Retirement Annuities


Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity or IRA (sometimes referred to as a traditional IRA to distinguish it from the Roth IRA discussed below). IRAs are subject to limits on the amounts that may be contributed and deducted, the persons who may be eligible and on the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be rolled over on a tax-deferred basis into an IRA. The Contract may not, however, be used in connection with an Education IRA under Section 530 of the Code.



The Contract may be issued with a death benefit or an optional benefit Rider, such as Principal Plus for Life. The presence of these benefits may increase the amount of any required minimum distributions for IRAs and other Contracts subject to the required minimum distribution rules.


Distributions

In general, all amounts paid out from a traditional IRA contract (in the form of an annuity, a single sum, death benefits or partial withdrawal), are taxable to the payee as ordinary income. As in the case of a Contract not purchased under a Qualified Plan, you may incur additional adverse tax consequences if you make a surrender or withdrawal before you reach age 59 1/2 (unless certain exceptions apply as specified in Code section 72(t)). If you have made any non-deductible contributions to an IRA contract, all or part of any withdrawal or surrender proceeds, single sum death benefit or annuity payment, may be excluded from your taxable income when you receive the proceeds.

The tax law requires that annuity payments under a traditional IRA contract begin no later than April 1 of the year following the year in which the Owner attains age 70 1/2. The amount that must be distributed each year is computed on the basis of the Owner's age and the value of the Contract, taking into account both the account balance and, in 2006 and subsequent years, the actuarial present value of other benefits provided under the Contract.

ROTH IRAS

Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a Roth IRA. Roth IRAs are generally subject to the same rules as non-Roth IRAs, but they differ in certain respects.

Among the differences are that contributions to a Roth IRA are not deductible and qualified distributions from a Roth IRA are excluded from income. A qualified distribution is a distribution that satisfies two requirements. First, the distribution must be made in a taxable year that is at least five years after the first taxable year for which a contribution to any Roth IRA established for the Owner was made. Second, the distribution must be:

-    made after the Owner attains age 59 1/2;

-    made after the Owner's death;

-    attributable to the Owner being disabled; or

- a qualified first-time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code.

In addition, distributions from Roth IRAs need not commence when the Owner attains age 70 1/2. A Roth IRA may accept a "qualified rollover contribution" from a non-Roth IRA. A Roth IRA, however, may not accept rollover contributions from other Qualified Plans, except (and only to the extent) that you can attribute designated Roth contributions to the rollover.


If the Contract is issued with certain death benefits or an optional benefit Rider, such as Principal Plus for Life, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which include Roth IRAs) and other Contracts subject to the minimum distribution rules. Also, the state tax treatment of a Roth IRA may differ from the Federal income tax treatment of a Roth IRA. If you intend to use the Contract in connection with a Roth IRA, you should seek independent tax advice.


Conversion to a Roth IRA

You can convert a traditional IRA to a Roth IRA, unless:

-    you have adjusted gross income over $100,000; or

-    you are a married taxpayer filing a separate return.

The Roth IRA annual contribution limit does not apply to converted amounts.

You must, however, pay tax on any portion of the converted amount that would have been taxed if you had not converted to a Roth IRA. No similar limitations apply to rollovers from one Roth IRA to another Roth IRA. Please note that the amount deemed to be the

"converted amount" for tax purposes may be higher than the Contract Value because of the deemed value of guarantees. No similar limitations apply to rollovers from one Roth IRA to another Roth IRA.

SIMPLE IRA PLANS


In general, under Section 408(p) of the Code a small business employer may establish a SIMPLE IRA retirement plan if the employer employed 100 or fewer employees earning at least $5,000 during the preceding year. Under a SIMPLE IRA plan both employees and the employer make deductible contributions. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. The Contract may be issued with a death benefit or an optional benefit Rider, such as Principal Plus for Life. The presence of these benefits may increase the amount of any required minimum distributions for IRAs (which would include SIMPLE IRAs) and other Contracts subject to the minimum distribution rules. The requirements for minimum distributions from a SIMPLE IRA retirement plan, and rules on taxation of distributions from a SIMPLE retirement plan, are generally the same as those discussed above for distributions from a traditional IRA. Employers intending to use the Contract in connection with such plans should seek independent tax advice.


SIMPLIFIED EMPLOYEE PENSIONS (SEP-IRAS)


Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees, using the employees' IRAs for such purposes, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to IRAs. If the Contract is issued with a death benefit or an optional benefit Rider, such as Principal Plus for Life, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which would include SEP-IRAs) and other Contracts subject to the minimum distribution rules. The requirements for minimum distributions from a SEP-IRA, and rules on taxation of distributions from a SEP-IRA, are generally the same as those discussed above for distributions from a traditional IRA.


TAX-SHELTERED ANNUITIES


Section 403(b) of the Code permits public school employees and employees of certain types of tax-exempt organizations to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the Purchase Payments from gross income for tax purposes. These Contracts are commonly referred to as "tax-sheltered annuities." Purchasers of the Contracts for such purposes should seek competent advice as to eligibility, limitations on Purchase Payments, and other tax consequences. In particular, purchasers should note that the Contract provides death benefit options that may exceed both aggregate Purchase Payments and Contract Value under the incidental death benefit rules. It is possible that the death benefit could result in currently taxable income to the Owner. There also are limits on the amount of incidental benefits that may be provided under a tax-sheltered annuity. If a Contract is issued with a death benefit or an optional benefit Rider, such as Principal Plus for Life, the presence of these benefits may increase the amount of any required minimum distributions that must be made.


Tax-sheltered annuity contracts must contain restrictions on withdrawals of:

- contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988;

-    earnings on those contributions; and

- earnings after 1988 on amounts attributable to salary reduction contributions (and earnings on those contributions) held as of the last day of 1988.

These amounts can be paid only if the employee has reached age 59 1/2, separated from service, died, or become disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals do not apply to the extent we are directed to transfer some or all of the Contract Value to the issuer of another tax-sheltered annuity or into a
Section 403(b)(7) custodial account.)

PENSION AND PROFIT SHARING PLANS QUALIFIED UNDER SECTION 401(A)

In general, an employer may deduct from its taxable income premium payments it makes under a qualified pension or profit-sharing plan described in Section 401(a) of the Code. Employees participating in the plan generally do not have to pay tax on such contributions when made. Special requirements apply if a 401(a) plan covers an employee classified under the Code as a "self-employed individual" or as an "Owner-employee".

Annuity payments (or other payments, such as upon withdrawal, death or surrender) generally constitute taxable income to the payee; and the payee must pay income tax on the amount by which a payment exceeds its allocable share of the employee's "investment in the Contract" (as defined in the Code), if any. In general, an employee's "investment in the Contract" equals the aggregate amount of after tax premium payments made by the employee.

Minimum distributions to the employee under an employer's pension and profit sharing plan qualified under Section 401(a) of the Code must begin no later than April 1 of the year following the year in which the employee reaches age 70 1/2 or, if later, retires. (In the case of an employee who is a 5-percent Owner as defined in Code section 416, the required beginning date is April 1 of the year following the year in which the employee reaches age 70 1/2.)

CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT-SHARING PLANS


The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh", permits self-employed individuals to establish tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of annuity contracts in order to provide benefits under the plans. The Contract provides death benefit options that in certain circumstances may exceed both aggregate Purchase Payments and Contract Value. It is possible that the presence of the death benefit could result in currently taxable income to the participant under the incidental death benefit rules. There also are limits on the amount of incidental benefits that may be provided under pension and profit sharing plans. If the Contract is issued with a death benefit or an optional benefit Rider such as Principal Plus for Life, the presence of these benefits may increase the amount of any required minimum distributions that must be made. Employers intending to use the Contract in connection with such plans should seek independent advice.


DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS

Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a Contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for Federal income tax purposes.

A Section 457 plan must satisfy several conditions, including the following:

- it must not permit distributions prior to your separation from service (except in the case of an unforeseen emergency); and

- all compensation deferred under the plan must remain solely the employer's property, subject to the claims of the employer's creditors.

When we make payments under your Contract, the payment is taxed as ordinary income. Minimum distributions under a Section 457 plan must begin no later than April 1 of the year following the year in which the employee reaches age 70 1/2 or, if later, retires.

                                    VERSION B
                        (Venture Vision Variable Annuity)
                          (previously issued contracts)

     (Incorporated by reference to File No. 333-71074, filed on May 1, 2006)

                                     PART B

                            INFORMATION REQUIRED IN A

                       STATEMENT OF ADDITIONAL INFORMATION

                                             Statement of Additional Information
                                                         dated February 12, 2007


                             (JOHN HANCOCK (R) LOGO)
                             JOHN HANCOCK ANNUITIES

                       STATEMENT OF ADDITIONAL INFORMATION
         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. This Statement of Additional Information should be read in conjunction with the Prospectuses dated the same date as this Statement of Additional Information. This Statement of Additional Information describes additional information regarding the variable portion of the flexible purchase payment deferred combination fixed and variable annuity contracts (singly, a "Contract and collectively, the "Contracts" issued by JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) ("John Hancock USA") in all jurisdictions except New York as follows:

                     PROSPECTUSES ISSUED BY JOHN HANCOCK USA
           (to be read with this Statement of Additional Information)
                            Venture Variable Annuity
                           Wealthmark Variable Annuity
                          Venture III Variable Annuity
                         Wealthmark ML3 Variable Annuity
                            Vantage Variable Annuity
                             Vision Variable Annuity
                            Strategy Variable Annuity

You may obtain a copy of the Prospectuses listed above by contacting us at the following addresses:

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

     Annuity Service Center               Mailing Address
      601 Congress Street              Post Office Box 55230
Boston, Massachusetts 02210-2805       Boston, Massachusetts
(617) 663-3000 or (800) 344-1029            02205-5230
                                   www.johnhancockannuities.com

                                Table of Contents

GENERAL INFORMATION AND HISTORY ..........................................   3
ACCUMULATION UNIT VALUE TABLES ...........................................   3
SERVICES .................................................................   3
   Independent Registered Public Accounting Firm .........................   3
   Servicing Agent .......................................................   3
   Principal Underwriter .................................................   3
   Special Compensation and Reimbursement Arrangements ...................   4
APPENDIX A: AUDITED FINANCIAL STATEMENTS .................................   A-1

                         General Information and History

John Hancock Life Insurance Company (U.S.A.) Separate Account H, (the "Separate Account") (formerly, The Manufacturers Life Insurance Company (U.S.A.) Separate Account H) is a separate investment account of John Hancock Life Insurance Company (U.S.A.), ("we," "us," "the Company," or "John Hancock USA") (formerly, The Manufacturers Life Insurance Company (U.S.A.)). We are a stock life insurance company organized under the laws of Delaware in 1979. Our principal office is located at 38500 Woodward Avenue Bloomfield Hills, Michigan 48304. We also have an Annuity Service Center located at 601 Congress Street, Boston, Massachusetts 02210. Our ultimate parent is Manulife Financial Corporation ("MFC") based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

The Separate Account was established on August 24, 1984 as a separate account of The Manufacturers Life Insurance Company of North America ("Manulife North America"), another wholly-owned subsidiary of MFC which on January 1, 2002 merged into the Company. As a result of this merger, the Company became the owner of all of Manulife North America's assets, including the assets of the Separate Account and assumed all of Manulife North America's obligations including those under the contracts. The merger had no other effect on the terms and conditions of the contracts or on your allocations among investment options.

Our financial statements which are included in this Statement of Additional Information should be considered only as bearing on our ability to meet our obligations under the contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

                         Accumulation Unit Value Tables

The Accumulation Unit Value Tables are located in Appendix U of the product prospectus.

                                    Services

Independent Registered Public Accounting Firm


Ernst & Young LLP, Independent Registered Public Accounting Firm has audited the consolidated financial statements of John Hancock Life Insurance Company (U.S.A.) at December 31, 2005 and 2004 and for each of the three years in the period ended December 31, 2005, and the financial statements of John Hancock Life Insurance Company (U.S.A.) Separate Account H at December 31, 2005, and for each of the periods indicated therein, as set forth in their reports. We've included these financial statements in the Statement of Additional Information, which also is part of the registration statement that contains this prospectus. These financial statements are included in the registration statement in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.


Servicing Agent

Computer Sciences Corporation Financial Services Group ("CSC FSG") provides to us a computerized data processing recordkeeping system for variable annuity administration. CSC FSG provides various daily, semimonthly, monthly, semiannual and annual reports including:

- daily updates on accumulation unit values, variable annuity participants and transactions, and agent production and commissions;

-    semimonthly commission statements;

-    monthly summaries of agent production and daily transaction reports;

-    semiannual statements for contract owners; and

-    annual contract owner tax reports.

We pay CSC FSG approximately $7.80 per policy per year, plus certain other fees for the services provided.

Principal Underwriter

John Hancock Distributors, LLC, ("JH Distributors") (formerly, Manulife Financial Securities LLC), an indirect wholly owned subsidiary of MFC, serves as principal underwriter of the contracts. Contracts are offered on a continuous basis. The aggregate dollar amount of underwriting commissions paid to JH Distributors in 2005, 2004, 2003 were $510,874,858 $403,619,081, and
$293,120,491, respectively. JH Distributors did not retain any of these amounts during such periods.

Special Compensation and Reimbursement Arrangements

JH Distributors pays compensation to broker-dealers for the promotion and sale of the policies. The compensation JH Distributors may pay to broker-dealers may vary depending on the selling agreement, but compensation (inclusive of wholesaler overrides and expense allowances) paid to broker-dealers for sale of the contracts (not including riders) is not expected to exceed the standard compensation amounts referenced in the product prospectuses. The amount and timing of this compensation may differ among broker-dealers, but would not be expected to materially exceed the foregoing schedules on a present value basis.

The registered representative through whom your contract is sold will be compensated pursuant to the registered representative's own arrangement with his or her broker-dealer. Compensation to broker-dealers for the promotion and sale of the contracts is not paid directly by contract owner but will be recouped through the fees and charges imposed under the contract.

Additional compensation and revenue sharing arrangements may be offered to certain broker-dealer firms. The terms of such arrangements may differ among broker-dealer firms we select based on various factors. In general, the arrangements involve three types of payments or any combination thereof:

- Fixed dollar payments: The amount of these payments varies widely. JH Distributors may, for example, make one or more payments in connection with a firm's conferences, seminars or training programs, seminars for the public, advertising and sales campaigns regarding the contracts, to assist a firm in connection with its systems, operations and marketing expenses, or for other activities of a selling firm or wholesaler. JH Distributors may make these payments upon the initiation of a relationship with a firm, and at any time thereafter.

- Payments based upon sales: These payments are based upon a percentage of the total amount of money received, or anticipated to be received, for sales through a firm of some or all of the insurance products that we and/or our affiliates offer. JH Distributors makes these payments on a periodic basis.

- Payments based upon "assets under management." These payments are based upon a percentage of the policy value of some or all of our (and/or our affiliates') insurance products that were sold through the firm. JH Distributors makes these payments on a periodic basis.

Signator Investors, Inc. may pay their respective registered representatives additional cash incentives in the form of bonus payments, expense payments, employment benefits or the waiver of overhead costs or expenses in connection with the sale of the contracts that they would not receive in connection with the sale of contracts issued by unaffiliated companies. Certain unaffiliated financial institutions such as banks may also receive compensation in connection with the sale of our contracts.

                    APPENDIX A: Audited Financial Statements


                          [TO BE UPDATED BY AMENDMENT]

                            PART C: OTHER INFORMATION

Guide to Name Changes and Successions:

                                  NAME CHANGES

DATE OF CHANGE       OLD NAME                                   NEW NAME
--------------       --------                                   --------
October 1, 1997      NASL Variable Account                      The Manufacturers Life Insurance Company of
                                                                North America Separate Account A

October 1, 1997      North American Security Life Insurance     The Manufacturers Life Insurance Company of
                     Company                                    North America

November 1, 1997     NAWL Holding Co., Inc.                     Manulife-Wood Logan Holding Co., Inc.

September 24, 1999   Wood Logan Associates, Inc.                Manulife Wood Logan, Inc

January 1, 2005      The Manufacturers Life Insurance Company   John Hancock Life Insurance Company (U.S.A.)
                     (U.S.A.) Separate Account A                Separate Account A

January 1, 2005      The Manufacturers Life Insurance Company   John Hancock Life Insurance Company (U.S.A.)
                     (U.S.A.)

On September 30, 1997, Manufacturers Securities Services, LLC succeeded to the business of NASL Financial Services, Inc.

The following changes became effective on January 1, 2002: The Manufacturers Life Insurance Company of North America ("Manulife North America") merged into The Manufacturers Life Insurance Company (U.S.A.) with the latter becoming the owner of all of Manulife North America's assets, including the assets of Separate Account A.

                                    * * * * *

Item 24. Financial Statements and Exhibits

     (a)  Financial Statements

          (1) Financial Statements of the Registrant, John Hancock Life Insurance Company (U.S.A.) Separate Account H, (Part B of the registration statement). [TO BE UPDATED BY AMENDMENT].

          (2) Financial Statements of the Depositor, John Hancock Life Insurance Company (U.S.A.) (Part B of the registration statement). [TO BE UPDATED BY AMENDMENT]..

     (b)  Exhibits

          (1) (i) Resolution of the Board of Directors of North American Security Life Insurance Company (U.S.A.) establishing The Manufacturers Life Insurance Company Separate Account H - Incorporated by reference to Exhibit (1)(i) to Pre-Effective Amendment No. 1 to this registration statement, file number 333-71074, filed January 2, 2002 (the "Pre-Effective Amendment")

          (2) Agreements for custody of securities and similar investments - Not Applicable.

          (3) (i) Form of Underwriting Agreement between North American Security Life Insurance Company (Depositor) and NASL Financial Services, Inc. (Underwriter) -- Incorporated by reference to Exhibit (b)(3)(i) to Form N-4, file number 33-76162, filed March 1, 1999.

               (ii) Form of Promotional Agent Agreement -- Incorporated by
                    reference to Exhibit (b)(3)(ii) to post-effective amendment no. 3 to Form N-4, file number 33-77878, filed February 28, 1997.

               (iii) Form of Amendment to Promotional Agent Agreement -
                    Incorporated by reference to Exhibit (b)(3)(iii) to Form N-4, file number 33-76162, filed February 25, 1998.

               (iv) Form of Broker-Dealer Agreement - Previously filed as
                    Exhibit (3)(iv) to initial registration statement on Form N-4, file no. 333-71074, filed October 5, 2001.

          (4)  (i)  (A)  Specimen Flexible Purchase Payment Individual Deferred
                         Variable Annuity Contract, Non-Participating (VIS25) - Previously filed as Exhibit (b)(4)(i)(A) to post-effective amendment no. 4 to registration statement on Form N-4, file no. 33-77878, filed February 26, 1998.

                    (B) Specimen Flexible Purchase Payment Individual Deferred Variable Annuity Contract, Non-Participating (VV) - Previously filed as Exhibit (b)(4)(i)(B) to post-effective amendment no. 4 to registration statement on Form N-4, file no. 33-77878, filed February 26, 1998.

               (ii) Specimen Fixed Account Endorsement to Flexible Purchase
                    Payment Individual Deferred Variable Annuity Contract, Non-Participating (END.007.98) - Previously filed as Exhibit
                    (b)(4)(ii) to post-effective amendment no. 4 to registration statement on Form N-4, file no. 33-77878, filed February 26, 1998.

               (iii) Specimen Individual Retirement Annuity Endorsement to
                    Flexible Purchase Payment Individual Deferred Variable Annuity Contract, Non-Participating (ENDORSEMENT.001) - Previously filed as Exhibit (b)(4)(iii) to post-effective amendment no. 4 to registration statement on Form N-4, file no. 33-77878, filed February 26, 1998.

               (iv) Specimen ERISA Tax-Sheltered Annuity Endorsement to Flexible
                    Purchase Payment Individual Deferred Variable Annuity Contract, Non-Participating (END.002.97) - Previously filed as Exhibit (b)(4)(iv) to post-effective amendment no. 4 to registration statement on Form N-4, file no. 33-77878, filed February 26, 1998.

               (v) Specimen Tax-Sheltered Annuity Endorsement to Flexible Purchase Payment Individual Deferred Variable Annuity Contract, Non-Participating (END.003.97) - Previously filed as Exhibit (b)(4)(v) to post-effective amendment no. 4 to registration on Form N-4, file no. 33-77878, filed February 26, 1998.

               (vi) Specimen Qualified Plan Endorsement Section 401 Plans to
                    Flexible Purchase Payment Individual Deferred Variable Annuity Contract, Non-Participating (END.004.97) - Previously filed as Exhibit (b)(4)(vi) to post-effective amendment no. 4 to registration statement on Form N-4, file no. 33-77878, filed February 26, 1998.

               (vii) Roth Individual Retirement Annuity Endorsement -
                    Incorporated by reference to Exhibit (b)(4)(ii)(F) to registration statement on Form N-4, file number 33-76162, filed March 1, 1999.

          (5) (i) Form of Specimen Application for Flexible Purchase Payment Individual Deferred Combination Fixed and Variable Annuity Contract, Non-Participating -- Incorporated by reference to Exhibit (b)(5)(i) to post effective amendment 5 to file number 333-24657, filed February 28, 2000.

               (ii) Form of Specimen Application for Flexible Purchase Payment
                    Individual Deferred Combination Fixed and Variable Annuity Contract (VENTURE.APP.009.98) - Incorporated by reference to Exhibit (b)(5)(i) to post-effective amendment no. 3 to this registration statement, filed March 1, 1999.

          (6) (i) Restated Articles of Redomestication of The Manufacturers Life Insurance Company (U.S.A.) - Incorporated by reference to Exhibit A(6) to the registration statement on Form S-6 filed July 20, 2000 (File No. 333-41814).

               (ii) Certificate of Amendment of Certificate of Incorporation of
                    the Company, Name Change July 1984 -- Incorporated by reference to Exhibit (3)(i)(a) to Form 10Q of The Manufacturers Life Insurance Company of North America, filed November 14, 1997.

               (iii) By-laws of The Manufacturers Life Insurance Company
                    (U.S.A.) - Incorporated by reference to Exhibit A(6)(b) to the registration statement on Form S-6 filed July 20, 2000 (File No. 333-41814).

          (7) (i) Form of Variable Annuity Reinsurance Agreement Contract between North American Security Life Insurance Company and Connecticut General Life Insurance Company, effective July 1, 1997--Incorporated by reference to Exhibit (b) (7) (i) to the registration statement filed February 26, 1998.

               (ii) Form of Automatic Reinsurance Agreement between North
                    American Security Life Insurance Company and Swiss Re Life & Health America Inc., effective August 1, 1995 - Incorporated by reference to Exhibit (b) (7) (iii) to Form N-4, file number 33-77878, filed March 1, 1996.

               (iii) Form of contract of reinsurance in connection with the variable annuity contracts being offered - Contract between The Manufacturers Life Insurance Company of North America and Manulife Reinsurance Corporation (USA), effective July 1, 1998 - Incorporated by reference to Exhibit (b)(7)(iv) to Form N-4, file number 33-77878, filed December 16, 1998.

               (iv) Form of Coinsurance Agreement between North American
                    Security Life Insurance Company and Peoples Security Life Insurance Company, effective June 30, 1995 - Incorporated by reference to Exhibit 10(iv) to pre-effective amendment No. 1 to Form S-1, file number 333-6011 filed January 29, 1997.

               (v) Form of Automatic Reinsurance Agreement with AXA Re Life Insurance Company, effective May 1, 2000. Incorporated by reference to Exhibit (7)(v) to pre-effective amendment No. 1, to Form N-4, file number 333-70728, filed January 2, 2002.

                    i. Form of Amendment No. 1 to Automatic Reinsurance Agreement (Agreement 2000-14) dated May 1, 2000 with AXA Re Life Insurance Company. Incorporated by reference to Exhibit 7(v)(i) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April 29, 2002.

                    ii. Form of Amendment No. 2 to Automatic Reinsurance Agreement (Agreement 2000-14 dated May 1, 2000 with AXA Re Life Insurance Company. Incorporated by reference to
                         Exhibit 7(v)(ii) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April 29, 2002.

                    iii. Form of Amendment No. 3 to Automatic Reinsurance
                         Agreement (Agreement 2000-14) dated May 1, 2000 with AXA Re Life Insurance Company. Incorporated by reference to Exhibit 7(v)(iii) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April 29, 2002.

               (vi) Form of Automatic Reinsurance Agreement (Agreement 2000-21)
                    with AXA Re Life Insurance Company now known as AXA Corporate Solutions Life Reinsurance Company, effective August 15, 2000. Incorporated by reference to Exhibit 7(vi) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April 29, 2002.

               (vii) Form of Automatic Reinsurance Agreement (Agreement 2001-41)
                    with AXA Corporate Solutions Life Reinsurance Company, effective January 29, 2001. Incorporated by reference to
                    Exhibit 7(vii) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April 29, 2002.

               (viii) Form of Automatic Reinsurance Agreement (Agreement
                    2001-47) with AXA Corporate Solutions Life Reinsurance Company, effective July 1, 2001. Incorporated by reference to Exhibit 7(viii) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April 29, 2002.

                    i. Form of Amendment No. 1 to Automatic Reinsurance Agreement (Agreement 2001-47) dated July 1, 2001 with AXA Corporate Solutions Life Reinsurance Company. Incorporated by reference to Exhibit 7(viii)(i) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April 29, 2002.

               (ix) Form of Automatic Reinsurance Agreement (Agreement 2001-48)
                    with AXA Corporate Solutions Life Reinsurance Company, effective July 1, 2001. Incorporated by reference to Exhibit 7(ix) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April 29, 2002.

          (8) Other material contracts not made in the ordinary course of business which are to be performed in whole or in part on or after the date the registration statement is filed:

               (i) Form of Remote Service Agreement dated November 1, 1996 between North American Security Life Insurance Company and CSC Continuum Inc. -- Incorporated by reference to Exhibit

                    (b)(8)(i) to post-effective amendment no. 3 to Form N-4, file number 33-77878, filed February 28, 1997.

               (ii) Amendment to Remote Service Agreement dated April 1, 1998 between Manufacturers Life Insurance Company of North America and CSC Continuum Inc. -- Incorporated by reference to Exhibit (b)(8)(ii) to post effective amendment no. 9 to Form N-4, file number 33-77878, filed April 28, 2000

               (iii) Amendment to Remote Service Agreement dated March 1999 between Manufacturers Life Insurance Company of North America and CSC Continuum Inc. - Incorporated by reference to Exhibit (b)(8)(ii) to post-effective amendment no. 9 to Form N-4, file number 33-76162 filed April 27, 2000.

               (iv) Form of Merger Agreement with The Manufacturers Life
                    Insurance Company (U.S.A.) and The Manufacturers Life Insurance Company of North America - Previously filed as Exhibit (b)(8)(iv) to initial registration statement on Form N-4, file no. 333-71074, filed October 5, 2001.

          (9) Opinion of Counsel and consent to its use as to the legality of the securities being registered - Incorporated by reference to
               Exhibit 9 to the Pre-Effective Amendment.

          (10) Written consent of Ernst & Young LLP, independent auditors - [TO BE UPDATED BY AMENDMENT].

          (11) All financial statements omitted from Item 23, Financial Statements--Not Applicable

          (12) Agreements in consideration for providing initial capital between or among Registrant, Depositor, Underwriter or initial contract owners -- Not Applicable.

          (13) Schedules of computation,-- Incorporated by reference to Exhibit
               (b)(13) to post-effective amendment no. 2 to Form N-4, file number 33-76162, filed March 1, 1996.

          (14) Financial Data Schedule - Not Applicable.

          (15) Powers of Attorney

               (i) Powers of Attorney (Robert A. Cook, John DesPrez III, Geoffrey Guy, James O'Malley, Joseph J. Pietroski, Rex Schlaybaugh) incorporated by reference to exhibit 7 to initial registration statement on Form S-6, file number 333-41814 filed July 20, 2000 on behalf of The Manufacturers Life Insurance Company (U.S.A.)

               (ii) Powers of Attorney (John Ostler) - Previously filed as
                    Exhibit (15)(ii) to initial registration statement on Form N-4, file no. 333-71074, filed October 5, 2001.

               (iii) Powers of Attorney (Jim Boyle, John Lyon) - Previously
                    filed as Exhibit (15)(iii) to initial registration statement on Form N-4, file no. 333-71074, filed October 5, 2001.

               (iv) Power of Attorney (Steven Mannik) - Previously filed as
                    Exhibit (15)(iv) to post-effective amendment no. 1 to this registration statement on April 29, 2002.

               (v) Power of Attorney - Alison Alden - Previously filed as Exhibit (15)(v) to post-effective amendment no. 5 to this registration statement on February 26, 2004.

               (vi) Power of Attorney (Marc Costantini, Diana Scott, Warren
                    Thomson) - Previously filed as Exhibit (15)(vi) to post-effective amendment no. 7 to this registration statement on February 28, 2005.

               (vii) Power of Attorney (John D. DesPrez III, Alison Alden, James
                    R. Boyle, Robert A. Cook, James P. O'Malley, John R. Ostler, Rex Schlaybaugh, Jr., Diana Scott, Warren A. Thomson - Incorporated by reference to the registration statement on Form N-4, file no 333-70864 Exhibit (15)(vii) to post-effective amendment no. 6 filed February 28, 2005.

               (viii) Power of Attorney (Alison Alden, James R. Boyle, Robert
                    Cook, John D. DesPrez III, James P. O'Malley, John R. Ostler, Rex Schlaybaugh Jr., Diana Scott, Warren Thompson -incorporated by reference to Exhibit (15) (viii) to the registration statement filed May 1, 2006.

               (ix) Power of Attorney (Steven Finch, Hugh McHaffie) [FILED
                    HEREWITH]

Item 25. Directors and Officers of the Depositor.

     OFFICERS AND DIRECTORS OF JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                               EFFECTIVE JUNE 2006

NAME AND PRINCIPAL BUSINESS ADDRESS   POSITION WITH DEPOSITOR
-----------------------------------   -----------------------
John D. DesPrez III*                  Chairman & President
James R. Boyle*                       Director, Executive Vice President, Wealth
                                      Management
Robert A. Cook*                       Director, Executive Vice President, Life
                                      Insurance
Warren Thomson**                      Director, Executive Vice President and
                                      Chief Investments Officer, US Investments
Steven Finch*                         Director, Senior Vice President & General
                                      Manager, Life Insurance
Hugh McHaffie                         Director, Senior Vice President & General
                                      Manager, Variable Annuities
Diana Scott*                          Director, Senior Vice President, Human
                                      Resources
John R. Ostler**                      Director
Rex Schlaybaugh, Jr.**                Director

Jonathan Chiel*                       Executive Vice President & General Counsel
Steven Mannik**                       Executive Vice President & General
                                      Manager, Reinsurance
Marc Costantini*                      Senior Vice President & Chief Financial
                                      Officer
Peter G. Copestake**                  Senior Vice President and Treasurer
Patrick Gill**                        Senior Vice President and Controller
Scott Hartz                           Senior Vice President, US Investments
Katherine MacMillan                   Senior Vice President & General Manager,
                                      RPS
Emanuel Alves*                        Vice President, Counsel & Corporate
                                      Secretary
John Brabazon                         Vice President & CFO, US Investments
Philip Clarkson*                      Vice President, Taxation
Brian Collins*                        Vice President, Taxation
Mitchell A. Karman*                   Vice President, Chief Compliance Officer &
                                      Counsel
Peter Mitsopoulos*                    Vice President, Treasury

*    Principal business office is 601 Congress Street, Boston, MA 02210

**   Principal business office is 200 Bloor Street, Toronto, Canada M4W 1E5

Item 26. Persons Controlled by or Under Common Control with Depositor or Registrant.

                         MANULIFE FINANCIAL CORPORATION
                           CORPORATE ORGANIZATION LIST
                               ACTIVE CORPORATIONS
                             AS OF DECEMBER 31, 2005

AFFILIATE                                                               LEGAL ID   % OF EQUITY   JURISDICTION OF INCORPORATION
---------                                                               --------   -----------   -----------------------------
MANULIFE FINANCIAL CORPORATION                                               2          100      CANADA
   John Hancock Holdings (Delaware) LLC                                   0275          100      Delaware
      John Hancock Financial Services, Inc.                                  3          100      Delaware
   The Manufacturers Life Insurance Company                                  1          100      Canada
      Manulife Bank of Canada                                               58          100      Canada
      Manulife Financial Services Inc.                                     199          100      Canada
      Manulife Securities International Ltd.                                79          100      Canada
      Manulife Canada Ltd.                                                 157          100      Canada
      First North American Insurance Company                               111          100      Canada
      Equinox Financial Group, Inc.                                        239          100      Canada
      EIS Insurance Services, Inc.(1)                                                    50      Canada
      Cantay Holdings Inc.                                                  51          100      Ontario
      Regional Power, Inc.                                                 136         83.5      Canada
      Manulife Data Services, Inc.                                          81          100      Barbados
      Manulife Capital Inc.                                                278          100      Canada
      MSIL Holdings (Canada) Limited                                       289          100      Canada
      880 Belgrave Way Holdings Ltd.                                                    100      British Columbia
      6212344 Canada Limited                                               272          100      Canada
      Manulife Enterprise (Alberta)Limited                                 276          100      Alberta
      Manulife Enterprise (Bermuda) Limited                                277          100      Bermuda
      1293319 Ontario Inc.                                                 170          100      Ontario
      3426505 Canada Inc.                                                  161          100      Canada
      FNA Financial Inc.                                                   115          100      Canada
         Elliot & Page Limited                                             116          100      Ontario
      NAL Resources Limited                                                117          100      Alberta
      NAL Resources Management Limited                                     120          100      Canada
      2015500 Ontario Inc.                                                 154          100      Ontario
      NALC Holdings Inc.(2)                                                103           50      Ontario
      2015401 Ontario Inc.                                                 140          100      Ontario
      2024385 Ontario Inc.                                                 153          100      Ontario
      Cavalier Cable, Inc.(3)                                                            78      Delaware
      MFC Global Investment Management (U.S.A.) Limited                    156          100      Canada
      MFC Global Fund Management (Europe) Limited                                       100      England
            MFC Global Investment Management (Europe) Limited               64          100      England
      Manulife Holdings (Alberta) Limited                                  201          100      Alberta
         Manulife Holdings (Delaware) LLC                                  205          100      Delaware
            The Manufacturers Investment Corporation                        87          100      Michigan
               Manulife Reinsurance Limited                                 67          100      Bermuda
                  Manulife Reinsurance (Bermuda) Limited                   203          100      Bermuda
               John Hancock Life Insurance Company (U.S.A.)                 19          100      Michigan

                  Manulife Service Corporation                               7          100      Colorado
                  John Hancock Distributors LLC                              5          100      Delaware
                  John Hancock Investment Management Services, LLC(4)       97           57      Delaware
                  John Hancock Life Insurance Company of New York           94          100      New York
                  Ennal, Inc.                                              124          100      Delaware
                  Avon Long Term Care Leaders LLC                          158          100      Delaware
                  Ironside Venture Partners I LLC                          196          100      Delaware
                  Ironside Venture Partners II LLC                         197          100      Delaware
                  Manulife Leasing Co. LLC                                               80      Delaware
      Manulife Europe Ruckversicherungs-Aktiengesellschaft                 138          100      Germany
      Manulife Holdings (Bermuda) Limited                                  147          100      Bermuda
         Manulife Management Services Ltd.                                 191          100      Barbados
         Manufacturers P&C Limited                                          36          100      Barbados
         Manufacturers Life Reinsurance Limited                             49          100      Barbados
      Manulife (Vietnam) Limited                                           188          100      Vietnam
         Manulife Vietnam Fund Management Company                                       100      Vietnam
      Manulife (Singapore) Pte. Ltd.                                        14          100      Singapore
         John Hancock Ltd.                                                              100      Singapore
      The Manufacturers Life Insurance Co. (Phils.), Inc.                  164          100      Philippines
         FCM Plans, Inc.                                                   155          100      Philippines
         Manulife Financial Plans, Inc.                                    187          100      Philippines
   FCM Holdings Inc.                                                       104          100      Philippines
      Manulife International Holdings Limited                              152          100      Bermuda
         Manulife Provident Funds Trust Company Limited                    163          100      Hong Kong
         Manulife Asset Management (Asia) Limited                           78          100      Barbados
            Manulife Asset Management (Hong Kong) Limited                               100      Hong Kong
            P.T. Manulife Aset Manajemen Indonesia                         141           85      Indonesia
         Manulife (International) Limited                                   28          100      Bermuda
            Manulife-Sinochem Life Insurance Co. Ltd.                       43           51      China
      P.T. Asuransi Jiwa Manulife Indonesia                                 42           71      Indonesia
                     P.T. Bunadaya Sarana Informatika                                    98      Indonesia
                     P.T. Asuransi Jiwa Arta Mandiri Prima                  75        99.75      Indonesia
                     P.T. Indras Insan Jaya Utama                                     99.98      Indonesia
            P.T. Asuransi Jiwa John Hancock Indonesia                                  3.76      Indonesia
   6306471 Canada Inc.                                                     282          100      Canada
      CDF (Thailand) Limited                                               287         90.2      Thailand
         OOC (Thailand) Limited(5)                                         288           51      Thailand
            Manulife Insurance (Thailand) Public Company Limited(6)        286        72.54      Thailand
   Manulife Technology & Services Sdn Bhd.                                 285          100      Malaysia
   6306489 Canada Inc.                                                     283          100      Canada
   Manulife Alberta Limited                                                279          100      Alberta
         Manulife European Holdings (Bermuda) Limited                      270          100      Bermuda
            Manulife European Investments (Luxembourg) S.a.r.l.            271          100      Luxembourg
               Manulife Hungary Holdings Limited(7)                        149           99      Hungary
   MLI Resources Inc.                                                      193          100      Alberta
         Manulife Life Insurance Company(8)                                180           35      Japan
            MFC Global Investment Management (Japan) Limited               208          100      Japan
         Manulife Century Investments (Bermuda) Limited                    172          100      Bermuda
            Manulife Century Investments (Luxembourg) S.A.                 173          100      Luxembourg
               Manulife Century Investments (Netherlands) B.V.             174          100      Netherlands
                  Manulife Premium Collection Co. Ltd.                     178
                  Y.K. Manulife Properties Japan                           142          100      Japan
                  Manulife Century Holdings (Netherlands) B.V.             195          100      Netherlands

(1)  50% of EIS Insurance Services, Inc. is owned by Equinox Financial Group,
     Inc.

(2)  50% of NALC Holdings Inc. is owned by 2015500 Ontario Inc.

(3) 22% of Cavalier Cable, Inc. is owned by John Hancock Life Insurance Company (U.S.A.).

(4) 38% of John Hancock Investment Management Services, LLC is owned by John Hancock Life Insurance Company of New York, and the remaining 5% is owned by John Hancock Advisers LLC.

(5)  49% of OQC (Thailand) Limited is owned by 6306489 Canada Inc.

(6) 24.97% OF Manulife insurance (Thailand) Public Company Limited is owned by The Manufacturers Life Insurance Company

(7)  1% of Manulife Hungary Holdings Limited is owned by MLI Resources Inc.

(8) 32.5% of Manulife Life Insurance Company is owned by Manulife Century Investments (Netherlands) and 32.4% by Manulife Century Holdings (Netherlands) B.V and 35.02% by MLI Resources Inc.

Item 27. Number of Contract Owners.

     As of MARCH 31, 2006, there were 3,022 qualified contracts and 7,579 non-qualified contracts of the series offered hereby outstanding.

Item 28. Indemnification.

     Article XII of the Restated Articles of Redomestication of the Company provides as follows:

     No director of this Corporation shall be personally liable to the Corporation or its shareholders or policyholders for monetary damages for breach of the director's fiduciary duty, provided that the foregoing shall not eliminate or limit the liability of a director for any of the following:

          i) a breach of the director's duty or loyalty to the Corporation or its shareholders or policyholders;

          ii) acts or omissions not in good faith or that involve intentional misconduct or knowing violation of law;

          iii) a violation of Sections 5036, 5276 or 5280 of the Michigan Insurance Code, being MCLA 500.5036, 500.5276 and 500.5280;

          iv) a transaction from which the director derived an improper personal benefit; or

          v) an act or omission occurring on or before the date of filing of these Articles of Incorporation.

     If the Michigan Insurance Code is hereafter amended to authorize the further elimination or limitation of the liability of directors. then the liability of a director of the Corporation,

     in addition to the limitation on personal liability contained herein, shall be eliminated or limited to the fullest extent permitted by the Michigan Insurance Code as so amended. No amendment or repeal of this Article XII shall apply to or have any effect on the liability or alleged liability of any director of the Corporation for or with respect to any acts or omissions of such director occurring prior to the effective date of any such amendment or repeal.

     Notwithstanding the foregoing, Registrant hereby makes the following undertaking pursuant to Rule 484 under the Securities Act of 1933:

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

     (a) Set forth below is information concerning other investment companies for which John Hancock Distributors, LLC ("JHD LLC"), the principal underwriter of the contracts, acts as investment adviser or principal underwriter.

NAME OF INVESTMENT COMPANY                                           CAPACITY IN WHICH ACTING
--------------------------                                           ------------------------
John Hancock Life Insurance Company (U.S.A.) Separate Account H      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account A      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account N      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account I      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account L      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account M      Principal Underwriter
John Hancock Life Insurance Company of New York Separate Account A   Principal Underwriter
John Hancock Life Insurance Company of New York Separate Account B   Principal Underwriter
John Hancock Life Insurance Company Variable Annuity Account H       Principal Underwriter

John Hancock Life Insurance Company Variable Annuity Account U       Principal Underwriter
John Hancock Life Insurance Company Variable Annuity Account V       Principal Underwriter
John Hancock Life Insurance Company Variable Life Account UV         Principal Underwriter
John Hancock Variable Life Insurance Company Variable Account I      Principal Underwriter
John Hancock Variable Life Insurance Company Variable Account JF     Principal Underwriter
John Hancock Variable Life Insurance Company Variable Account S      Principal Underwriter
John Hancock Variable Life Insurance Company Variable Account U      Principal Underwriter
John Hancock Variable Life Insurance Company Variable Account V      Principal Underwriter

     (b)  Set forth below is Board of Managers of John Hancock Distributors LLC:

NAME                    TITLE
----                    ----------------------------------------------------------
Marc Costantini*        Chairman
Steven Finch*           President and CEO
Kevin Hill*             Senior Vice President, U.S. Annuities and Managed Accounts
Katherine MacMillan**   Senior Vice President, Retirement Plan Services
Christopher Walker**    Vice President and CCO

*    Principal business office is 601 Congress Street, Boston, MA 02210

**   Principal business office is 200 Bloor Street, Toronto, Canada M4W 1E5

     (c)  None.

Item 30. Location of Accounts and Records.

     All books and records are maintained at 601 Congress Street, Boston, MA 02210.

Item 31. Management Services.

     None.

Item 32. Undertakings.

     (a) Representation of Insurer Pursuant to Section 26 of the Investment Company Act of 1940

          John Hancock Life Insurance Company (U.S.A.) ("Company") hereby represents that the fees and charges deducted under the contracts issued pursuant to this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

     (b) Representation of Registrant Pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended

          Registrant is relying on a no-action letter issued in connection with funding vehicles for retirement plans meeting the requirements of
          Section 403(b) of the Internal Revenue Code of 1986, as amended, on November 28, 1988, SEC Reference No. IP-6-88, and is complying with the provisions of paragraphs 1-4 of such no action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant and the Depositor certify that they meet all the requirements for effectiveness of this post-effective amendment to the Registration Statement pursuant to Securities Act of 1933 Rule 485(a) and they have caused this post-effective amendment to the Registration Statement to be signed on their behalf in the City of Boston, Massachusetts, on this 20th day of November, 2006.

JOHN HANCOCK LIFE INSURANCE COMPANY
(U.S.A.)
SEPARATE ACCOUNT H
(Registrant)

By: JOHN HANCOCK LIFE INSURANCE
    COMPANY (U.S.A.)
    (Depositor)


By: /s/ John D. DesPrez III
    ---------------------------------
    John D. DesPrez III
    Chairman & President


JOHN HANCOCK LIFE INSURANCE COMPANY
(U.S.A.)


By: /s/ John D. DesPrez III
    ---------------------------------
    John D. DesPrez III
    Chairman & President

                                   SIGNATURES

     As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in the capacities with the Depositor on the 20th day of November, 2006.

Signature                               Title
---------                               -----


/s/ John D. DesPrez III                 Chairman & President
-------------------------------------   (Principal Executive Officer)
John D. DesPrez III


/s/ Marc Costantini                     Senior Vice President & Chief Financial
-------------------------------------   Officer
Marc Costantini                         (Principal Financial Officer)


/s/ Patrick Gill                        Senior Vice President and Controller
-------------------------------------   (Principal Accounting Officer)
Patrick Gill


          *                             Director
-------------------------------------
James R. Boyle


          *                             Director
-------------------------------------
Robert A. Cook


          *                             Director
-------------------------------------
Steven Finch


          *                             Director
-------------------------------------
Hugh McHaffie


          *                             Director
-------------------------------------
John R. Ostler


          *                             Director
-------------------------------------
Rex Schlaybaugh Jr.


          *                             Director
-------------------------------------
Diana Scott


          *                             Director
-------------------------------------
Warren Thomson


*/s/ Arnold R. Bergman                  Chief Counsel - Annuities
-------------------------------------
Arnold Bergman
Pursuant to Power of Attorney

                                  EXHIBIT INDEX

ITEM NO.                        DESCRIPTION
--------                        -----------
24(b)15(ix)   Power of Attorney (Steven Finch, Hugh McHaffie)